U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.
Post-Effective Amendment No.	46
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	47

(Check appropriate box or boxes)

STADION INVESTMENT TRUST
Exact Name of Registrant as Specified in Charter

1061 Cliff Dawson Road, Watkinsville, Georgia 30677
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (513) 587-3400

Sareena Khwaja-Dixon, Esq.
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO  80203
(Name and Address of Agent for Service)

With copy to:

Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, North Carolina 27101-2400

It is proposed that this filing will become effective: (check appropriate box)
[X]	immediately upon filing pursuant to paragraph (b);
[ ]	on (date) pursuant to paragraph (b);
[ ]	60 days after filing pursuant to paragraph (a)(1);
[ ]	on (date) pursuant to paragraph (a)(1);
[ ]	75 days after filing pursuant to paragraph (a)(2); or
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

Prospectus	September 28, 2016

Stadion Tactical Growth Fund Class A Shares (ETFAX), CUSIP 85235B814 Class C Shares (ETFCX), CUSIP 85235B798 Class I Shares (ETFOX), CUSIP 85235B780	Stadion Tactical Defensive Fund Class A Shares (ETFRX), CUSIP 85235B202 Class C Shares (ETFZX), CUSIP 85235B400 Class I Shares (ETFWX), CUSIP 85235B608
Stadion Trilogy Alternative Return Fund Class A Shares (STTGX), CUSIP 85235B707 Class C Shares (STTCX), CUSIP 85235B806 Class I Shares (STTIX), CUSIP 85235B889	Stadion Alternative Income Fund Class A Shares (TACFX), CUSIP 85235B848 Class C Shares (TACCX), CUSIP 85235B830 Class I Shares (TACSX), CUSIP 85235B822
Stadion Defensive International Fund Class A Shares (STOAX), CUSIP 85235B871 Class C Shares (STOGX), CUSIP 85235B863 Class I Shares (STOIX), CUSIP 85235B855	Stadion Managed Risk 100 Fund Class A Shares (ETFFX), CUSIP 85235B103 Class C Shares (ETFYX), CUSIP 85235B301 Class I Shares (ETFVX), CUSIP 85235B509

Each a series of the
Stadion Investment Trust

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

RISK/RETURN SUMMARIES

STADION TACTICAL GROWTH FUND (formerly the Stadion Market Opportunity Fund)

INVESTMENT OBJECTIVE

The investment objective of the Stadion Tactical Growth Fund (the “Growth Fund”) is to seek long-term capital appreciation.

FEES AND EXPENSES OF THE GROWTH FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Growth Fund. More information about these and other discounts is available from your financial professional and in this Prospectus in the “Class A Shares” section beginning on page 65 and in the Growth Fund’s Statement of Additional Information (“SAI”) in the “Additional Purchase and Redemption Information” section beginning on page 41.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load)	5.75%	None	None
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load)(as a percentage of the amount redeemed)	1.00%(1)	1.00%(2)	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares	Class I Shares
Management Fees	1.15%	1.15%	1.15%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.31%	0.34%	0.34%
Acquired Fund Fees and Expenses	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses(3)	1.94%	2.72%	1.72%
Management Fee Waivers and Expense Reimbursements(4)	-0.16%	-0.19%	-0.19%
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements(3) (4)	1.78%	2.53%	1.53%

(1)	In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 12 months of purchase.
(2)	A 1.00% CDSC will be assessed on shares redeemed within 12 months of purchase.
(3)
“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements” will not correlate to the Growth Fund’s Financial Highlights, which reflect the operating expenses of the Growth Fund but do not include “Acquired Fund Fees and Expenses.”

(4)
The Growth Fund’s investment adviser, Stadion Money Management, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Growth Fund under which it has contractually agreed to waive Management Fees and to assume other expenses of the Growth Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) of Class A, Class C and Class I shares to not more than 1.30% of the average daily net assets allocable to each Class of the Growth Fund. The Expense Limitation Agreement is currently in effect until October 1, 2017. Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses from 1.70% (or lower) to 1.30% within the most recent three fiscal years prior to the request shall be repaid to the Adviser by the Growth Fund; provided, however, that the total annual Fund Operating Expenses for the applicable following year, after giving effect to the repayment, shall not exceed 1.30% of the average daily net assets of the Growth Fund (or any lower expense limitation or limitations to which the parties may otherwise agree). The Expense Limitation Agreement may be terminated by the Stadion Investment Trust or the Adviser at the end of its then-current term upon not less than 90 days’ notice.

Example

This Example is intended to help you compare the cost of investing in shares of the Growth Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Growth Fund’s operating expenses remain the same, except that the contractual arrangement to waive Management Fees and reimburse expenses remains in effect only until October 1, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
	1 Year	3 Years	5 Years	10 Years
Class A	$745	$1,134	$1,547	$2,694
Class C	$356	$826	$1,422	$3,033
Class I	$156	$523	$915	$2,012

Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years
Class C	$256	$826	$1,422	$3,033

Portfolio Turnover

The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when International Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Growth Fund’s performance. During the most recent fiscal year, the Growth Fund’s portfolio turnover rate was 287% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Growth Fund invests primarily in actively managed or index-based exchange traded funds (“ETFs”), mutual funds and other investment companies, groups of securities related by index or sector made available through certain brokers at a discount brokerage rate (such as stock baskets, baskets of bonds and other index-or sector-based groups of related securities) and options or futures positions (e.g., options or futures contracts on securities, securities indexes, currencies or other financial instruments) with respect to any of the foregoing intended to match or approximate their performance (collectively, “Fund Investments”) that the Adviser believes have the potential for capital appreciation. The Growth Fund's investment strategy will emphasize growth style investing, but Fund Investments may also at times have value characteristics.

In allocating the Growth Fund’s assets, the Adviser uses a proprietary quantitative research process to determine current risk in the broad equity markets, as well as to determine the Growth Fund's:

•	optimum cash position;

•	weighting between the value and growth segments of the market;

•	sector and industry allocation; and

•	domestic and international exposure.

The Adviser generally will search for investments that exhibit attractive valuations on several metrics, which may include, without limitation, price movement, volatility, price-to-earnings ratios, growth rates, price-to-cash flow ratios and price-to-book ratios. To participate in markets and market sectors, the Adviser’s investment philosophy emphasizes purchasing Fund Investments, which the Adviser believes are a convenient way to invest in both broad market indexes (e.g., the S&P 500, Russell 2000, NASDAQ-100, MSCI EAFE, Barclays bond indexes etc.) and market sector indexes (e.g., healthcare indexes, utilities indexes, real estate indexes, commodities-related indexes, etc.).

The Adviser retains the flexibility to allocate among equity or fixed-income Fund Investments as determined to be suitable for the Growth Fund. The Growth Fund may invest up to 100% of its assets in Fund Investments that have portfolios comprised of equity securities (including domestic or foreign companies of any size in any sector) or fixed-income securities (including domestic or foreign corporate and/or government bonds issued by any size company, municipality or government body in any sector of any maturity, yield or quality rating, including investment grade and high yield, non-investment grade fixed income securities (commonly known as “junk bonds”)).The mix of fixed income and equity Fund Investments may be substantially over-weighted or under-weighted in favor of fixed income or equities, depending on prevailing market conditions. The Growth Fund may participate in a limited number of industry sectors, but will not concentrate its investments in any particular sector.

The Growth Fund may invest in options or futures positions for speculative purposes, when the Adviser determines that they provide a more efficient way to increase or reduce the Growth Fund’s overall exposure to an industry or sector than buying or selling other Fund Investments, or to hedge against risks of investments in the Growth Fund’s portfolio or markets generally.  In general, the Growth Fund will not purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for  “bona fide hedging” purposes (as defined under regulations promulgated by the U.S. Commodity Futures Trading Commission (“CFTC”)); or (ii) if purchased for other purposes, (A) the sum of the amounts of initial margin deposits on the Growth Fund's existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are “in-the-money” (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Growth Fund's total assets, or (B) the aggregate net notional value of commodity futures, commodity options contracts, or swaps positions, determined at the time the most recent position was established, does not exceed 100 percent of the liquidation value of the of the Growth Fund's total assets.

The Growth Fund may at times hold all or a portion of its assets in cash and short-term, highly liquid investments, such as money market instruments, U.S. government obligations, commercial paper, repurchase agreements, and other cash or cash equivalent positions (“Cash Positions”), either due to pending investments or when investment opportunities are limited.

The Adviser generally sells a security under one or more of the following conditions:

•	the security reaches the Adviser's appraised value;

•	there is a more attractively priced Fund Investment or other security as an alternative;

•	the optimum Cash Position has changed based on the Adviser’s quantitative research;

•	the weighting between the value and growth segments of the market have changed based on the Adviser’s quantitative research;

•	the weighting between sector and industry allocations have changed based on the Adviser’s quantitative research; or

•	the weighting between domestic and international exposure have changed based on the Adviser’s quantitative research.

PRINCIPAL RISKS

An investment in the Growth Fund is subject to investment risks; therefore you may lose money by investing in the Growth Fund. There can be no assurance that the Growth Fund will be successful in meeting its investment objective. The Growth Fund is best suited for long-term investors. Generally, the Growth Fund will be subject to the following risks:

Commodity Risk: Investing in commodities through commodity-linked ETFs and mutual funds may subject the Growth Fund to potentially greater volatility than investments in traditional securities. The value of commodity-linked ETFs and mutual funds will be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Currency Risk: Investments in foreign markets involve currency risk, which is the risk that the values of the Fund Investments and other assets denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies. The Growth Fund may, but is not required to, hedge against currency risk through the use of forward foreign currency contracts, which are obligations to purchase or sell a specified currency at a future date at a price established at the time of the contract. Forward foreign currency contracts involve the risk of loss due to the imposition of exchange controls by a foreign government, the delivery failure or default by the other party to the transaction or the inability of the Growth Fund to close out a position if the trading market becomes illiquid. There can be no assurance that any currency hedging transactions will be successful, and the Growth Fund may suffer losses from these transactions.

Derivative Risk: Put and call options and futures contracts are referred to as “derivative” instruments since their values are based on (“derived from”) the values of other securities. Derivative instruments can be volatile and the potential loss to the Growth Fund may exceed the Growth Fund’s initial investment. Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Growth Fund’s return. The Growth Fund could also experience losses if it is unable to close out a position because the market for an instrument or position is or becomes illiquid.

Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid. Derivative instruments may create economic leverage in the Growth Fund, which magnifies the Growth Fund’s exposure to the underlying instrument.

•	CFTC Regulation Risk. To the extent the Growth Fund makes investments regulated by the CFTC, the Growth Fund intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of the Growth Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Growth Fund is not subject to registration or regulation as a commodity pool operator under the CEA. If the Growth Fund is unable to comply with the requirements of Rule 4.5, the Growth Fund may be required to modify its investment strategies or be subject to CFTC registration requirements, either of which may have an adverse effect on the Growth Fund.

•	Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. The Growth Fund will be required to deposit with its custodian in a segregated account cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade fixed income securities, known as “initial margin” in an amount required for the particular futures contract as set by the exchange on which the contract is traded. This margin amount may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. The Growth Fund will incur brokerage fees when it purchases and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions, which may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Growth Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Growth Fund to do so.

•	Options. If the Growth Fund sells a put option whose exercise is settled in cash, the Growth Fund cannot provide in advance for its potential settlement obligations by selling short the underlying securities, and the Growth Fund will be responsible, during the option’s life, for any decreases in the value of the underlying security below the strike price of the put option. If the Growth Fund sells a call option whose exercise is settled in cash, the Growth Fund cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities, and the Growth Fund will be responsible, during the option’s life, for any increases in the value of the underlying security above the strike price of the call option.

•	Securities Index Futures Contracts. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

ETF and Other Investment Company Risk: The Growth Fund may invest in ETFs or other investment companies. Through its positions in ETFs and other investment companies, the Growth Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF or other investment company could decrease (or increase). Certain of the ETFs or other investment companies in which the Growth Fund may invest may hold common portfolio positions, thereby reducing any diversification benefits.  Investments in ETFs and other investment companies are also subject to the following additional risks:

•	Expenses. Since the Growth Fund is a “fund of funds,” your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies, because you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Growth Fund invests in addition to the Growth Fund’s direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of a fund’s distributions and therefore may increase the amount of your tax liability.

•	Investment Limitation. Under the Investment Company Act of 1940 (the “1940 Act”), the Growth Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Growth Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Growth Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Growth Fund from allocating its investments in the manner the Adviser considers optimal or cause the Adviser to select an investment other than that which the Adviser considers optimal.

•	Market Value Risk. The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Growth Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Growth Fund’s NAV is reduced for undervalued ETFs it holds, and that the Growth Fund receives less than NAV when selling an ETF).

•	Operational Risks. There can be no assurance that an active trading market will develop and be maintained for the shares of the ETFs in which the Growth Fund invests. Further, market makers (other than lead market makers) have no obligation to make markets in an ETF’s shares and may discontinue doing so at any time without notice. To the extent no market makers are willing to process creation and/or redemption orders for an ETF, shares of the ETF may trade like closed-end fund shares at a discount to NAV and the ETF may possibly face delisting. Trading in an ETF’s shares may be halted because of market conditions or for reasons that, in the view of the exchange on which the ETF lists its shares, make trading in the ETF’s shares inadvisable. In addition, trading in an ETF’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. During stressed market conditions, the liquidity of an ETF’s shares may be less than the liquidity of the securities in the ETF’s portfolio. Any of the foregoing would have an adverse effect on the value of the Growth Fund’s investment in the ETF’s shares.

•	Registration. Shareholders of ETFs that are registered under the Securities Act of 1933 but not the 1940 Act, such as certain ETFs that invest in commodities, do not have the protections of the 1940 Act.

•	Sampling Risk. Index-based Fund Investments may utilize a representative sampling approach to track their respective underlying indices. Index-based Fund Investments that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Fund Investment in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Fund Investment will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Fund Investment could result in a greater decline in NAV than would be the case if the Fund Investment held all of the securities in the underlying index.

•	Tracking Risk. Index-based Fund Investments may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, Fund Investments may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Fund Investment’s ability to track its applicable indices or match its performance.

Fixed Income Risk: Risks of investments in fixed income securities include, without limitation, credit risk, interest rate risk, maturity risk and liquidity risk. These risks could affect the value of investments of the Growth Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

•	Credit Risk. The value of the Growth Fund’s fixed income investments is dependent on the creditworthiness of the issuer. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due.

•	Interest Rate Risk. The value of the Growth Fund’s fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally when interest rates rise, the value of the Growth Fund’s fixed income investments can be expected to decline.

•	Liquidity Risk. Liquidity risk is the risk that a fixed income security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the fixed income market).

•	Maturity Risk. The value of the Growth Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States, or investing in American Depositary Receipts (“ADRs”) or Fund Investments focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Growth Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.

Growth Investing Risk: The Growth Fund may invest in companies that appear to be growth-oriented. Growth companies are those that the Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Growth Fund’s return.

Junk Bonds or High Yield Securities Risk: High yield securities and unrated securities of similar credit quality are considered to be speculative with respect to the issuer’s continuing ability to make principal and interest payments and are generally subject to greater levels of credit quality risk than investment grade securities. High yield securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed income securities are considered below “investment-grade”. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Growth Fund’s net asset value. These risks can reduce the value of the Growth Fund’s shares and the income it earns.

Large Capitalization Companies Risk: Large capitalization companies (i.e., companies with more than $5 billion in capitalization) may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Style Risk: The share price of the Growth Fund changes daily based on the performance of the securities in which it invests. The ability of the Growth Fund to meet its investment objective is directly related to the ability of the Adviser to accurately measure market risk and appropriately react to current and developing market trends. There is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of particular investments in which the Growth Fund invests will be correct or produce the desired results. If the Adviser fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Growth Fund’s share price may be adversely affected.

Market Risk: Market risk refers to the risk that the value of securities in the Growth Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Growth Fund’s investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the Growth Fund’s portfolio) may decline, regardless of their long-term prospects.

Risks Related to Investments in Money Market Mutual Funds: Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The Growth Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Risks Related to Portfolio Turnover: As a result of its trading strategies, the Growth Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Growth Fund expenses. High rates of portfolio turnover may lower the performance of the Growth Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Growth Fund realizes capital gains when Fund Investments are sold, the Growth Fund must generally distribute those gains to shareholders, increasing the Growth Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

Sector/Focused Investment Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Growth Fund invests more heavily in a particular sector or focuses its investments in securities by entities having similar characteristics, the value of its shares may be more sensitive to any single economic, business, political or regulatory occurrence affecting that sector than a fund that does not invest heavily in the sector. The sectors in which the Growth Fund may invest in more heavily will vary.

Small and Medium Capitalization Companies Risk: The Growth Fund may, at any given time, invest a significant portion of its assets in securities of small capitalization companies (i.e., companies with less than $1 billion in capitalization) and/or medium capitalization companies (i.e., companies with between $1 billion and $5 billion in capitalization). Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. The foregoing risks are generally increased for small capitalization companies as compared to companies with larger capitalizations.

U.S. Government Securities Risk: Securities issued by the U.S. government or its agencies are subject to risks related to the creditworthiness of the U.S. government.  In addition, such securities may not be backed by the “full faith and credit” of the U.S. government, but rather by a right to borrow from the U.S. government or the creditworthiness of the issuer itself.  The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. government and the issuers of the securities, as well as interest rates and other risks applicable to fixed income securities generally.

Value Investing Risk: Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may not be undervalued.

PERFORMANCE SUMMARY

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Growth Fund. The bar chart shows changes in the performance of the Growth Fund’s Class I shares for each full calendar year since its commencement of operations. Each Class of shares would have substantially similar annual returns and would differ only to the extent that each Class has different expenses. The Growth Fund is the successor to the ETF Market Opportunity Fund (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, strategies and policies. The performance provided in the bar chart and performance table below prior to April 1, 2013 is that of the Predecessor Fund. The performance table shows how the average annual total returns of the Growth Fund’s Class I shares compare with broad measures of market performance. The impact of sales charges is not reflected in the bar chart if reflected, returns would be less than those shown. How the Growth Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Updated performance information, current through the most recent month end, is available on the Growth Fund’s website at www.stadionfunds.com or by calling 1-866-383-7636.

Calendar Year Returns
Class I Performance

•	During the periods shown in the bar chart, the highest return for a calendar quarter was 16.69% (quarter ended 6/30/2009).

•	During the periods shown in the bar chart, the lowest return for a calendar quarter was -15.34% (quarter ended 12/31/2008).

•	The 2016 calendar year-to-date return for Class I shares was 0.21% as of June 30, 2016.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not applicable to investors who hold shares of the Growth Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown for Class I shares only and after-tax returns for other classes will vary to the extent that each class has different expenses. Class A and C shares of the Fund commenced operations on April 1, 2013. The performance shown for Class A and C shares reflects the performance of the Fund’s Class I shares, the initial share class, calculated using the fees and expenses of Class A and C shares, respectively, and without the effect of any fee and expense limitations or waivers. If Class A and C shares of the Fund had been available during periods prior to April 1, 2013, the performance shown may have been different.

Average Annual Total Returns (for periods ended December 31, 2015) Class I Shares	1 Year	5 Years	10 Years	Since Inception (May 3, 2004)
Return Before Taxes	-3.19%	7.38%	6.45%	6.41%
Return After Taxes on Distributions	-3.33%	4.53%	4.46%	4.69%
Return After Taxes on Distributions and Sale of Fund Shares	-1.68%	5.21%	4.64%	4.72%
Class A Shares
Return Before Taxes	-8.95%	5.85%	5.56%	5.61%
Class C Shares
Return Before Taxes	-5.10%	6.30%	5.39%	5.35%
Morningstar Moderate Aggressive Target Risk Index (reflects no deduction for fees, expenses or taxes)*	-2.40%	6.66%	5.90%	6.84%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%	7.55%

*
Effective September 28, 2016, the Morningstar Moderate Aggressive Target Risk Index replaced the S&P 500 Index as the Fund’s benchmark.  The Morningstar Moderate Aggressive Target Risk Index was selected as it more closely aligns to the Growth Fund’s investment strategies.

MANAGEMENT OF THE FUND

Stadion Money Management, LLC is the Growth Fund’s investment adviser.

The Adviser employs a team of investment professionals responsible for the day-to-day management of the Growth Fund’s investments. The portfolio management team is led by Paul M. Frank and consists of Brad A. Thompson and William McGough.

Name	Title with the Adviser	Length of Service to the Fund
Paul M. Frank	Senior Portfolio Manager	Since April 2013*
Brad A. Thompson, CFA	Chief Investment Officer	Since April 2013
William McGough, CFA	Senior Vice President – Portfolio Management	Since April 2013

*	Paul Frank managed the Predecessor Fund since its inception in 2004.

For important information about the purchase and sale of Growth Fund shares, tax information, and financial intermediary compensation, please turn to “Information Relevant to All Funds” on page 57 of this Prospectus.

STADION TACTICAL DEFENSIVE FUND (formerly the Stadion Core Advantage Fund)

INVESTMENT OBJECTIVE

The investment objective of the Stadion Tactical Defensive Fund (the “Defensive Fund”) is to seek capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Defensive Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Defensive Fund. More information about these and other discounts is available from your financial professional and in this Prospectus in the “Class A Shares” section beginning on page 65 and in the Defensive Fund’s Statement of Additional Information (“SAI”) in the “Additional Purchase and Redemption Information” section beginning on page 41.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load)	5.75%	None	None
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	1.00%(1)	1.00%(2)	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares	Class I Shares
Management Fees	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.46%	0.48%	0.51%
Acquired Fund Fees and Expenses	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses(3)	2.22%	2.99%	2.02%
Management Fee Waivers and Expense Reimbursements(4)	-0.01%	-0.03%	-0.06%
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements(3) (4)	2.21%	2.96%	1.96%

(1)
In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 12 months of purchase.

(2)	A 1.00% CDSC will be assessed on shares redeemed within 12 months of purchase.

(3)
“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements” will not correlate to the Defensive Fund’s Financial Highlights, which reflect the operating expenses of the Defensive Fund but do not include “Acquired Fund Fees and Expenses.”

(4)
Stadion Money Management, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Defensive Fund under which it has contractually agreed to waive Management Fees and to assume other expenses of the Defensive Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) of Class A, Class C and Class I shares to not more than 1.70% of the average daily net assets allocable to each Class of the Defensive Fund. The Expense Limitation Agreement is currently in effect until October 1, 2017. The Expense Limitation Agreement may be terminated by the Trust or the Adviser at the end of its then-current term upon not less than 90 days’ notice.

Example

This Example is intended to help you compare the cost of investing in shares of the Defensive Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Defensive Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Defensive Fund’s operating expenses remain the same, except that the contractual agreement to waive Management Fees and reimburse expenses remains in effect only until October 1, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
	1 Year	3 Years	5 Years	10 Years
Class A	$786	$1,228	$1,695	$2,978
Class C	$399	$921	$1,568	$3,302
Class I	$199	$628	$1,082	$2,340

Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years
Class C	$299	$921	$1,568	$3,302

Portfolio Turnover

The Defensive Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Defensive Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Defensive Fund’s portfolio turnover rate was 645% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Defensive Fund invests primarily in and allocates its investments primarily between Fund Investments (defined below) that the Adviser believes have the potential for capital appreciation and Cash Positions (defined below).

•	“Fund Investments” include actively managed and index-based ETFs (exchange traded funds), mutual funds and other investment companies, groups of securities related by index or sector made available through certain brokers at a discount brokerage rate (such as stock baskets, baskets of bonds and other index-or sector-based groups of related securities) and options or futures positions (e.g., options or futures contracts on securities, securities indexes, currencies or other financial instruments) with respect to any of the foregoing intended to match or approximate their performance.

•	“Cash Positions” include cash and short-term, highly liquid investments, such as money market instruments, U.S. government obligations, commercial paper, repurchase agreements, and other cash or cash equivalent positions.

In allocating the Defensive Fund’s assets, the Adviser uses a proprietary, technically driven asset allocation model to determine current risk in the broad equity markets (reflected in the Adviser’s model by a weighted average score) based on a number of technical indicators. The technical indicators examined by the Adviser are primarily focused on trend analysis, such as analysis of price trends (e.g., determining risk based on movements of market prices up or down), breadth trends (e.g., analyzing the ratio of the number of advancing stocks to declining stocks) and relative strength (e.g., comparing risk profiles of investment alternatives such as small cap vs. large cap or growth vs. value).  The Adviser then seeks to participate in markets and market sectors with low risk scores, while divesting its portfolio of investments in markets and market sectors with high risk scores.

To participate in markets and market sectors, the Adviser’s investment philosophy emphasizes purchasing Fund Investments, which the Adviser believes are a convenient way to invest in both broad market indexes (e.g., the S&P 500, Russell 2000, NASDAQ-100, MSCI EAFE, Barclays bond indexes, etc.) and market sector indexes (e.g., healthcare indexes, utilities indexes, real estate indexes, etc.). The Defensive Fund may invest up to 100% of its portfolio in Fund Investments that have portfolios comprised of equity securities of domestic or foreign companies of any size in any sector.  The Defensive Fund may also invest up to 100% of its portfolio in fixed-income Fund Investments that have portfolios comprised of domestic or foreign corporate and/or government bonds issued by any size company, municipality or government body in any sector of any maturity or yield, provided that corporate debt obligations are “investment grade” securities rated in one of the four highest rating categories by any one or more nationally recognized rating agencies or, if not rated, are of equivalent quality in the opinion of the Adviser.

The Defensive Fund will generally invest as follows:

•    The Core Position. Approximately 50% of the Defensive Fund’s assets will be invested in one or more broad-based equity or fixed-income Fund Investments, such as funds with investments that reflect the S&P 500 Index, the Russell 2000 Index, the S&P 400 Mid-Cap Index, the Dow Jones Industrial Index, the Barclays U.S. Aggregate Bond Index, and the EAFE (Europe, Australia and Far East) Index, U.S. Treasuries (including short-term U.S. Treasuries) or market sector Fund Investments, such as those tracking healthcare, utilities, real estate, financial, technology, consumer goods or other indexes (the “Core Position”). The mix of investments within the Defensive Fund’s Core Position may change frequently as the Adviser deems appropriate or necessary based upon its analysis and allocation models. However, through the Core Position, the Defensive Fund will be exposed to the performance of selected U.S. or international equity or debt markets as a whole, or sector indexes, regardless of market conditions or risk.

•    The Satellite Position. Approximately 50% of the Defensive Fund’s assets will be invested primarily in market sector Fund Investments, fixed-income Fund Investments, or Cash Positions using an allocation model and risk-based ranking system (the “Satellite Position”). The Satellite Position is not designed to hedge the Core Position; however, some investment positions may hedge, or have the effect of hedging, a portion of the Core Position from time to time.

The Defensive Fund’s Core Position will normally be fully invested in Fund Investments, and not in Cash Positions, in order to blend the benefits of the Core Position’s market exposure to broad-based equity or fixed-income market or market sector indexes in varying market conditions with the Satellite Position’s market-sector, fixed-income and Cash Position rotation investing strategy.

The Defensive Fund may invest in options or futures positions for speculative purposes, when the Adviser determines that they provide a more efficient way to increase/reduce the Defensive Fund’s overall exposure to an industry or sector than buying/selling other Fund Investments, or to hedge against risks of investments in the Defensive Fund’s portfolio or markets generally.  In general, the Defensive Fund will not purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for “bona fide hedging” purposes (as defined under regulations promulgated by the U.S. Commodity Futures Trading Commission (“CFTC”)); or (ii) if purchased for other purposes, (A) the sum of the amounts of initial margin deposits on the Defensive Fund’s existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are “in-the-money” (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Defensive Fund’s total assets, or (B) the aggregate net notional value of commodity futures, commodity options contracts, or swaps positions, determined at the time the most recent position was established, does not exceed 100 percent of the liquidation value of the of the Defensive Fund’s total assets.

PRINCIPAL RISKS

An investment in the Fund is subject to investment risks; therefore you may lose money by investing in the Defensive Fund. There can be no assurance that the Defensive Fund will be successful in meeting its investment objective. The Defensive Fund is best suited for long-term investors. Generally, the Fund will be subject to the following risks:

Currency Risk: Investments in foreign markets involve currency risk, which is the risk that the values of the Fund Investments and other assets denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies. The Defensive Fund may, but is not required to, hedge against currency risk through the use of forward foreign currency contracts, which are obligations to purchase or sell a specified currency at a future date at a price established at the time of the contract. Forward foreign currency contracts involve the risk of loss due to the imposition of exchange controls by a foreign government, the delivery failure or default by the other party to the transaction or the inability of the Defensive Fund to close out a position if the trading market becomes illiquid. There can be no assurance that any currency hedging transactions will be successful, and the Defensive Fund may suffer losses from these transactions.

Derivative Risk: Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid. Derivative instruments may create economic leverage in the Fund, which magnifies the Defensive Fund’s exposure to the underlying instrument.

•	CFTC Regulation Risk. To the extent the Defensive Fund makes investments regulated by the CFTC, the Defensive Fund intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of the Defensive Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Defensive Fund is not subject to registration or regulation as a commodity pool operator under the CEA. If the Defensive Fund is unable to comply with the requirements of Rule 4.5, the Defensive Fund may be required to modify its investment strategies or be subject to CFTC registration requirements either of which may have an adverse effect on the Defensive Fund.

•	Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. The Defensive Fund will be required to deposit with its custodian in a segregated account cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade fixed income securities, known as “initial margin” in an amount required for the particular futures contract as set by the exchange on which the contract is traded. This margin amount may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. The Defensive Fund will incur brokerage fees when it purchases and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlements is required, but are instead liquidated through offsetting transactions, which may result in a gain or a loss. While futures positions taken by the Defensive Fund will usually be liquidated in this manner, the Defensive Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Defensive Fund to do so.

•	Options. If the Defensive Fund sells a put option whose exercise is settled in cash, the Defensive Fund cannot provide in advance for its potential settlement obligations by selling short the underlying securities, and the Defensive Fund will be responsible, during the option’s life, for any decreases in the value of the underlying security below the strike price of the put option. If the Defensive Fund sells a call option whose exercise is settled in cash, the Defensive Fund cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities, and the Defensive Fund will be responsible, during the option’s life, for any increases in the value of the underlying security above the strike price of the call option. If the Defensive Fund establishes a debit option spread, the potential for unlimited losses associated with the option the Defensive Fund sold will be mitigated, but the potential for unlimited gains associated with the option purchased will be reduced by the cost of, and capped by losses potentially incurred as a result of, the corresponding option sold. Options purchased by the Defensive Fund may decline in value with the passage of time, even in the absence of movement in the price of the underlying security.

•	Securities Index Futures Contracts. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

ETF and Other Investment Company Risk: The Defensive Fund may invest in ETFs or other investment companies. Through its positions in ETFs and other investment companies, the Defensive Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF or other investment company could decrease (or increase). Certain of the ETFs or other investment companies in which the Defensive Fund may invest may hold common portfolio positions, thereby reducing any diversification benefits. Investments in ETFs and other investment companies are also subject to the following additional risks:

•	Expenses. Since the Defensive Fund is a “fund of funds,” your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies, because you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Defensive Fund invests in addition to the Defensive Fund’s direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of a fund’s distributions and therefore may increase the amount of your tax liability.

•	Investment Limitation. Under the Investment Company Act of 1940 (the “1940 Act”), the Defensive Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Defensive Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Defensive Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Defensive Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal.

•	Market Value Risk. The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Defensive Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Defensive Fund’s NAV is reduced for undervalued ETFs it holds, and that the Defensive Fund receives less than NAV when selling an ETF).

•	Operational Risks. There can be no assurance that an active trading market will develop and be maintained for the shares of the ETFs in which the Defensive Fund invests. Further, market makers (other than lead market makers) have no obligation to make markets in an ETF’s shares and may discontinue doing so at any time without notice. To the extent no market makers are willing to process creation and/or redemption orders for an ETF, shares of the ETF may trade like closed-end fund shares at a discount to NAV and the ETF may possibly face delisting. Trading in an ETF’s shares may be halted because of market conditions or for reasons that, in the view of the exchange on which the ETF lists its shares, make trading in the ETF’s shares inadvisable. In addition, trading in an ETF’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. During stressed market conditions, the liquidity of an ETF’s shares may be less than the liquidity of the securities in the ETF’s portfolio. Any of the foregoing would have an adverse effect on the value of the Defensive Fund’s investment in the ETF’s shares.

•	Registration. Shareholders of ETFs that are registered under the Securities Act of 1933 but not the 1940 Act, such as certain ETFs that invest in commodities, do not have the protections of the 1940 Act.

•	Sampling Risk. Index-based Fund Investments may utilize a representative sampling approach to track their respective underlying indices. Index-based Fund Investments that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Fund Investment in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Fund Investment will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Fund Investment could result in a greater decline in NAV than would be the case if the Fund Investment held all of the securities in the underlying index.

•	Tracking Risk. Index-based Fund Investments may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the Fund Investments may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Fund Investment’s ability to track its applicable indices or match its performance.

Fixed Income Risk: There are risks associated with the potential investment of the Defensive Fund’s assets in fixed income investments, which include credit risk, interest rate risk, and maturity risk. These risks could affect the value of investments of the Defensive Fund, possibly causing the Defensive Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

•    Credit Risk. The value of the Defensive Fund’s fixed income investments is dependent on the creditworthiness of the issuer. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due.

•    Interest Rate Risk. The value of the Defensive Fund’s fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally when interest rates rise, the value of the Fund’s fixed income investments can be expected to decline.

•      Liquidity Risk. Liquidity risk is the risk that a fixed income security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the fixed income market).

•      Maturity Risk. The value of the Defensive Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States, or investing in American Depositary Receipts (“ADRs”) or Fund Investments focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Defensive Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.

Large Capitalization Companies Risk: Large capitalization companies (i.e., companies with more than $5 billion in capitalization) may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Style Risk: The share price of the Defensive Fund changes daily based on the performance of the securities in which it invests. The ability of the Defensive Fund to meet its investment objective is directly related to the ability of the Adviser’s allocation model to accurately measure market risk and appropriately react to current and developing market trends. There is no guarantee that the Adviser’s judgments about the attractiveness, value, and potential appreciation of particular investments in which the Defensive Fund invests will be correct or produce the desired results. If the Adviser fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Defensive Fund’s share price may be adversely affected.

Market Risk: Market risk refers to the risk that the value of securities in the Defensive Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Defensive Fund’s investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the Defensive Fund’s portfolio) may decline, regardless of their long-term prospects.

Risks Related to Investments in Money Market Mutual Funds: Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The Defensive Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Risks Related to Portfolio Turnover: As a result of its trading strategies, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Defensive Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Defensive Fund realizes capital gains when Fund Investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

Sector/Focused Investment Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Defensive Fund invests more heavily in a particular sector or focuses its Fund Investments in securities issued by entities having similar characteristics, the value of its shares may be more sensitive to any single economic, business, political or regulatory occurrence than a mutual fund that is more widely diversified. The sectors in which the Fund may invest in more heavily will vary.

Small and Medium Capitalization Companies Risk: The Defensive Fund may, at any given time, invest a significant portion of its assets in securities of small capitalization companies (i.e., companies with less than $1 billion in capitalization) and/or medium capitalization companies (i.e., companies with between $1 billion and $5 billion in capitalization). Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. The foregoing risks are generally increased for small capitalization companies as compared to companies with larger capitalizations.

U.S. Government Securities Risk:  Securities issued by the U.S. government or its agencies are subject to risks related to the creditworthiness of the U.S. government.  In addition, such securities may not be backed by the “full faith and credit” of the U.S. government, but rather by a right to borrow from the U.S. government or the creditworthiness of the issuer itself.  The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. government and the issuers of the securities, as well as interest rates and other risks applicable to fixed income securities generally.

PERFORMANCE SUMMARY

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Defensive Fund. The bar chart shows changes in the performance of the Defensive Fund’s Class A shares for each full calendar year since its commencement of operations. Each Class of shares would have substantially similar annual returns and would differ only to the extent that each Class has different expenses. The impact of sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown. The performance table shows how the average annual total returns of the Defensive Fund’s Class A shares compare with broad measures of market performance. How the Defensive Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Defensive Fund will perform in the future. Updated performance information, current through the most recent month end, is available at www.stadionfunds.com or by calling 1-866-383-7636.

Calendar Year Returns
Class A Performance

•	During the periods shown in the bar chart above, the highest return for a calendar quarter was 13.12% (quarter ended 9/30/2009).

•	During the periods shown in the bar chart above, the lowest return for a calendar quarter was -12.46% (quarter ended 12/31/2008).

•	The 2016 calendar year-to-date return for Class A shares was 0.93% as of June 30, 2016.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not applicable to investors who hold shares of the Defensive Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.  Class C and Class I shares of the Defensive Fund commenced operations on October 1, 2009 and May 28, 2010, respectively. The performance shown for Class C and I shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Defensive Fund’s Class A shares, the initial share class, calculated using the fees and expenses of Class C and I shares, respectively, and without the effect of any fee and expense limitations or waivers. If Class C and I shares of the Defensive Fund had been available during periods prior to October 1, 2009 and May 28, 2010, respectively, the performance shown may have been different.

Average Annual Total Returns (for periods ended December 31, 2015)	1 Year	5 Years	Since Inception of Class*
Class A Shares
Return Before Taxes	-15.01%	0.43%	1.76%
Return After Taxes on Distributions	-15.60%	-0.38%	1.22%
Return After Taxes on Distributions and Sale of Fund Shares	-8.01%	0.20%	1.29%
Class C Shares
Return Before Taxes	-11.29%	0.86%	1.62%
Class I Shares
Return Before Taxes	-9.56%	1.86%	2.62%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.08%
80% S&P 500 Index/20% Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.37%	10.78%	6.80%

*	Class A Shares began operations on September 15, 2006, Class C Shares began operations on October 1, 2009 and Class I Shares began operations on May 28, 2010.

MANAGEMENT OF THE FUND

Stadion Money Management, LLC is the Defensive Fund’s investment adviser.

The Adviser employs a team of investment professionals responsible for the day-to-day management of the Defensive Fund’s investments. Its members are:

Name	Title with the Adviser	Length of Service to the Fund
Brad A. Thompson, CFA	Chief Investment Officer	Since October 2009
William McGough, CFA	Senior Vice President – Portfolio Management	Since April 2013
Clayton Fresk, CFA	Portfolio Manager	Since September 2015

For important information about the purchase and sale of Defensive Fund shares, tax information and financial intermediary compensation, please turn to “Information Relevant to All Funds” on page 57 of this Prospectus.

STADION TRILOGY ALTERNATIVE RETURN FUND (formerly the Stadion Trilogy Fund)

INVESTMENT OBJECTIVE

The investment objective of the Stadion Trilogy Alternative Return Fund (the “Alternative Fund”) is total return, with an emphasis on lower risk and volatility than the U.S. equity markets.

FEES AND EXPENSES OF THE ALTERNATIVE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Alternative Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Alternative Fund. More information about these and other discounts is available from your financial professional and in this Prospectus in the “Class A Shares” section beginning on page 65 and in the Alternative Fund’s Statement of Additional Information (“SAI”) in the “Additional Purchase and Redemption Information” section beginning on page 41.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load)	5.75%	None	None
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	1.00%(1)	1.00%(2)	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares	Class I Shares
Management Fees	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.35%	0.38%	0.39%
Acquired Fund Fees and Expenses	0.12%	0.12%	0.12%
Total Annual Fund Operating Expenses(3)	1.97%	2.75%	1.76%

(1)	In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 12 months of purchase.
(2)	A 1.00% CDSC will be assessed on shares purchased and redeemed within 12 months of purchase.
(3)
“Total Annual Fund Operating Expenses” will not correlate to the Alternative Fund’s Financial Highlights, which reflect the operating expenses of the Alternative Fund but do not include “Acquired Fund Fees and Expenses.”

Example

This Example is intended to help you compare the cost of investing in shares of the Alternative Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Alternative Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Alternative Fund’s operating expenses remain the same, except the contractual arrangement to waive Management Fees and assume other expenses remains in effect only until October 1, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
	1 Year	3 Years	5 Years	10 Years
Class A	$763	$1,158	$1,576	$2,736
Class C	$378	$853	$1,454	$3,076
Class I	$179	$554	$954	$2,070

Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years
Class C	$278	$853	$1,454	$3,076

Portfolio Turnover

The Alternative Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Alternative Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Alternative Fund’s performance. During the most recent fiscal year, the Alternative Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Alternative Fund combines multiple investment strategies and investment techniques that are designed to generate return and manage risk exposure across varying market conditions. The Alternative Fund employs three separate investment styles:

•	a diversified portfolio of common stocks and actively managed or index-based exchange traded funds (“ETFs”), and options selected to provide protection from market declines (the “Equity Position”),

•	fixed-income securities or ETFs investing in fixed-income securities, and options sold and repurchased to generate net premium income (the “Income Position”), and

•	index options or other securities in an effort to benefit from substantial price changes (up or down) in the markets (the “Market Movement Position”).

In allocating the Alternative Fund’s assets, the Adviser uses a combination of the investment styles described above and may reduce or limit investments in certain assets, asset classes or strategies in order to achieve the desired composition of the Alternative Fund’s portfolio. The Adviser’s approach is designed to manage risk exposure by seeking opportunities for return from varying market conditions. Under normal market conditions, the Alternative Fund expects that (i) approximately 30% to 70% of the Alternative Fund’s assets will be allocated to the Equity Position, (ii) approximately 30% to 50% of the Alternative Fund’s assets will be allocated to the Income Position and (iii) approximately 2% to 30% of the Alternative Fund’s assets will be allocated to the Market Movement Position; however, these percentages may vary over time as a result of market conditions and fluctuations.

Under normal market conditions, (i) the market value of the Equity Position’s options that are long positions are not expected to exceed approximately 6% of the Alternative’s Fund’s net assets; (ii) the market value of the Equity Position’s options that are short positions are not expected to exceed approximately 6% of the Alternative Fund’s net assets; (iii) the market value of the Income Position’s options are not expected to exceed approximately 12% of the Alternative’s Fund’s net assets; and (iv) the market value of the Market Movement Position’s options are expected to represent approximately 2% to 20% of the Alternative’s Fund’s net assets.

The Alternative Fund will generally invest as follows:

•	The Equity Position. The Equity Position is designed to participate in equity markets while moderating volatility. In the Equity Position, the Alternative Fund typically invests in a broadly diversified portfolio of U.S. exchange-listed common stocks and American Depositary Receipts (“ADRs”) of companies that the Adviser believes possess attractive valuation characteristics, and the capability for above-average dividend yield, or ETFs that hold such companies. In selecting individual positions, the Adviser generally considers factors such as profitability, revenue growth, gross margins, debt ratios and other financial characteristics, seeking companies with favorable valuations (generally, prices that are reasonable relative to projected revenues, earnings, and dividends). The Adviser also looks for companies that possess characteristics that support maintaining market share and earnings power through market cycles and demonstrate the potential to increase dividends or earnings over time. While the Adviser will typically focus the Equity Position on companies having capitalizations of $5 billion or more, there are no restrictions on market capitalization. The Adviser may sell a stock from the Equity Position if the Adviser believes the company’s fundamentals have deteriorated, the company’s dividend or earnings growth has or will decline or the Adviser otherwise believes that selling the stock is in the Alternative Fund’s best interest.

The Adviser uses an option technique called a “collar” to provide downside risk protection to the Equity Position; however, collars also will limit upside potential. In the Equity Position, the Adviser generally writes index calls above the current value of the applicable index to seek to generate premium income and use the proceeds to purchase index puts below the current value of the applicable index to seek to reduce the Alternative Fund’s exposure to market risk and volatility.

The notional value of the options positions in the Equity Position is not expected to exceed 100% of the expected, aggregate value of the equity securities owned in the Equity Position at the time either option is “in the money” (i.e., when exercising the option would result in a profit). This percentage limitation on the use of options applies at the time an investment is made.

•	The Income Position. The Income Position is designed to balance the risk of the Equity Position by utilizing a combination of investments in domestic fixed-income investments (e.g., corporate bonds, U.S. government securities, mortgage-backed securities, high yield bonds (commonly known as “junk bonds”) or mutual funds and ETFs that invest in such securities) (collectively, “Fixed Income Instruments”) and the receipt of premiums from selling index options. The primary objective of the Income Position is yield generation, with a secondary emphasis on capital appreciation. While the Adviser may purchase Fixed Income Instruments of any maturity and credit quality, the Adviser typically invests in a broad mix of ETFs targeting a specific yield that the Adviser may adjust from time to time in response to market conditions.

In implementing its options strategy for the Income Position, the Adviser typically writes put and call options on one or more broad-based U.S. stock indices, receiving premiums from the purchasers of the options. The Adviser may then repurchase the options prior to their expiration date, giving up appreciation and avoiding depreciation in between the sale of the option and its repurchase. The difference between the premium received from selling the option and the cost of repurchasing the option will determine the gain or loss realized by the Income Position.  The options strategy utilized by the Adviser for the Income Position is intended to provide increased cash flow from premiums, reduce volatility, and provide protection against potential loss when the Alternative Fund purchases put and call options on the same indices on which the Fund has written options.

The Adviser may also use “collars” or collar components to provide downside risk protection to the Income Position; however, collars also will limit upside potential. In the Income Position, the Adviser generally writes calls on underlying fixed income instruments at or above the current value of the applicable fixed income instrument to seek to generate premium income and may use the proceeds to purchase puts on underlying fixed income instruments below the current value of the applicable fixed income instrument to seek to reduce the Alternative Fund’s exposure to market risk and volatility.

•	The Market Movement Position. The Market Movement Position is designed to benefit from substantial price changes (up or down) in the markets. In executing the strategy for the Market Movement Position, the Adviser intends to purchase and write options on one or more broad-based U.S. stock indices, such as the Standard & Poor’s 500 Index, or ETFs that replicate or are related to such indices (including, without limitation, indices that measure market volatility). The Adviser uses a proprietary option allocation model to dynamically adjust the put protection it seeks to employ with the intent to minimize cost to the portfolio while providing potential upside in market downturns. Over time, the indices on which the Alternative Fund purchases and sells options may vary based on the Adviser’s assessment of the availability and liquidity of various listed index options, and the Adviser’s evaluation of equity market conditions and other factors.

Generally the Market Movement Position favors establishing debit option spreads of varying strike prices and maturities by simultaneously selling and purchasing options on the same underlying instrument having the same expiration date. The options the Market Movement Position buys and sells are typically settled in cash rather than by delivery of securities and reflect price fluctuations in a group of securities or segments of the securities market. The Adviser may also purchase alternative instruments that the Adviser believes will approximate the performance that could be achieved by establishing debit option spreads when the Adviser believes comparable results can be achieved at a lower cost than buying options directly. These alternative instruments include options on indexes, options on futures, options on ETFs or individual securities and positively or negatively correlated market instruments. The Alternative Fund may also invest in ETFs and other investment companies that employ a trend or momentum-based strategy for the Market Movement Position.

In general, the Alternative Fund will not purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for “bona fide hedging” purposes (as defined under regulations promulgated by the U.S. Commodity Futures Trading Commission (“CFTC”)); or (ii) if purchased for other purposes, (A) the sum of the amounts of initial margin deposits on the Alternative Fund’s existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are “in-the-money” (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Alternative Fund’s total assets, or (B) the aggregate net notional value of commodity futures, commodity options contracts, or swaps positions, determined at the time the most recent position was established, does not exceed 100 percent of the liquidation value of the of the Alternative Fund’s total assets.

PRINCIPAL RISKS

An investment in the Alternative Fund is subject to investment risks; therefore you may lose money by investing in the Alternative Fund. There can be no assurance that the Alternative Fund will be successful in meeting its investment objective. The Alternative Fund is best suited for long-term investors. Generally, the Alternative Fund will be subject to the following risks:

Currency Risk: Investments in foreign markets involve currency risk, which is the risk that the values of the Fund Investments and other assets denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies. The Alternative Fund may, but is not required to, hedge against currency risk through the use of forward foreign currency contracts, which are obligations to purchase or sell a specified currency at a future date at a price established at the time of the contract. Forward foreign currency contracts involve the risk of loss due to the imposition of exchange controls by a foreign government, the delivery failure or default by the other party to the transaction or the inability of the Alternative Fund to close out a position if the trading market becomes illiquid. There can be no assurance that any currency hedging transactions will be successful, and the Alternative Fund may suffer losses from these transactions.

Derivative Risk: Put and call options are referred to as “derivative” instruments since their values are based on (“derived from”) the values of other securities. Derivative instruments can be volatile and the potential loss to the Alternative Fund may exceed the Alternative Fund’s initial investment. Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Alternative Fund’s return. The Alternative Fund could also experience losses if it is unable to close out a position because the market for an instrument or position is or becomes illiquid.

Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid. Derivative instruments may create economic leverage in the Alternative Fund, which magnifies the Alternative Fund’s exposure to the underlying instrument.

•	CFTC Regulation Risk. To the extent the Alternative Fund makes investments regulated by the CFTC, the Alternative Fund intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of the International Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Alternative Fund is not subject to registration or regulation as a commodity pool operator under the CEA. If the Alternative Fund is unable to comply with the requirements of Rule 4.5, the Alternative Fund may be required to modify its investment strategies or be subject to CFTC registration requirements, either of which may have an adverse effect on the Alternative Fund.

•	Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. The Alternative Fund will be required to deposit with its custodian in a segregated account cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade fixed income securities, known as “initial margin” in an amount required for the particular futures contract as set by the exchange on which the contract is traded. This margin amount may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. The Alternative Fund will incur brokerage fees when it purchases and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions, which may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Alternative Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Alternative Fund to do so.

•	Options. If the Alternative Fund sells a put option whose exercise is settled in cash, the Alternative Fund cannot provide in advance for its potential settlement obligations by selling short the underlying securities, and the Alternative Fund will be responsible, during the option’s life, for any decreases in the value of the underlying security below the strike price of the put option. If the Alternative Fund sells a call option whose exercise is settled in cash, the Alternative Fund cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities, and the Alternative Fund will be responsible, during the option’s life, for any increases in the value of the underlying security above the strike price of the call option. If the Alternative Fund establishes a debit option spread, the potential for unlimited losses associated with the option the Alternative Fund sold will be mitigated, but the potential for unlimited gains associated with the option purchased will be reduced by the cost of, and capped by losses potentially incurred as a result of, the corresponding option sold. Options purchased by the Alternative Fund may decline in value with the passage of time, even in the absence of movement in the price of the underlying security.

•	Securities Index Futures Contracts. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

ETF and Other Investment Company Risk: The Alternative Fund may invest in ETFs or other investment companies. Through its positions in ETFs and other investment companies, the Alternative Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF or other investment company could decrease (or increase). Certain of the ETFs or other investment companies in which the Alternative Fund may invest may hold common portfolio positions, thereby reducing any diversification benefits. Investments in ETFs and other investment companies are also subject to the following additional risks:

•	Expenses. Since the Alternative Fund is a “fund of funds,” your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies, because you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Alternative Fund invests in addition to the Alternative Fund’s direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of a fund’s distributions and therefore may increase the amount of your tax liability.

•	Investment Limitation. Under the Investment Company Act of 1940 (the “1940 Act”), the Alternative Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Alternative Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Alternative Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Alternative Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal.

•	Market Value Risk. The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Alternative Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Alternative Fund’s NAV is reduced for undervalued ETFs it holds and that the Alternative Fund receives less than NAV when selling an ETF).

•	Operational Risks. There can be no assurance that an active trading market will develop and be maintained for the shares of the ETFs in which the Alternative Fund invests. Further, market makers (other than lead market makers) have no obligation to make markets in an ETF’s shares and may discontinue doing so at any time without notice. To the extent no market makers are willing to process creation and/or redemption orders for an ETF, shares of the ETF may trade like closed-end fund shares at a discount to NAV and the ETF may possibly face delisting. Trading in an ETF’s shares may be halted because of market conditions or for reasons that, in the view of the exchange on which the ETF lists its shares, make trading in the ETF’s shares inadvisable. In addition, trading in an ETF’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. During stressed market conditions, the liquidity of an ETF’s shares may be less than the liquidity of the securities in the ETF’s portfolio. Any of the foregoing would have an adverse effect on the value of the Alternative Fund’s investment in the ETF’s shares.

•	Registration. Shareholders of ETFs that are registered under the Securities Act of 1933 but not the 1940 Act, such as certain ETFs that invest in commodities, do not have the protections of the 1940 Act.

•	Sampling Risk. Index-based Fund Investments may utilize a representative sampling approach to track their respective underlying indices. Index-based Fund Investments that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Fund Investment in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Fund Investment will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Fund Investment could result in a greater decline in NAV than would be the case if the Fund Investment held all of the securities in the underlying index.

•	Tracking Risk. Index-based Fund Investments may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, Fund Investments may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Fund Investment’s ability to track its applicable indices or match its performance.

Fixed Income Risk: Risks of investments in fixed income securities include, without limitation, credit risk, interest rate risk, maturity risk and liquidity risk. These risks could affect the value of investments of the Alternative Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

•	Credit Risk. The value of the Alternative Fund’s fixed income investments is dependent on the creditworthiness of the issuer. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due.

•	Interest Rate Risk. The value of the Alternative Fund’s fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally when interest rates rise, the value of the Alternative Fund’s fixed income investments can be expected to decline.

•	Liquidity Risk. Liquidity risk is the risk that a fixed income security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the fixed income market).

•	Maturity Risk. The value of the Alternative Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States, or investing in ADRs or Fund Investments focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Alternative Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.

Junk Bonds or High Yield Securities Risk: High yield securities and unrated securities of similar credit quality are considered to be speculative with respect to the issuer’s continuing ability to make principal and interest payments and are generally subject to greater levels of credit quality risk than investment grade securities. High yield securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed income securities are considered below “investment-grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the Alternative Fund’s shares and the income it earns.

Large Capitalization Companies Risk: Large capitalization companies (i.e., companies with more than $5 billion in capitalization) may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Style Risk: The share price of the Alternative Fund changes daily based on the performance of the securities in which it invests and the success of the Adviser’s options strategies. The ability of the Alternative Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of particular investments and strategies for the Alternative Fund will be correct or produce the desired results. If the Adviser fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Alternative Fund’s share price may be adversely affected.

Market Risk: Market risk refers to the risk that the value of securities in the Alternative Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Alternative Fund’s investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the Alternative Fund’s portfolio) may decline, regardless of their long-term prospects.

Mortgage-Related Securities Risk: Mortgage-related and other asset backed securities may be particularly sensitive to changes in prevailing interest rates and early repayment on such securities may expose the Alternative Fund to a lower rate of return upon reinvestment of principal.

Risks Related to Investments in Money Market Mutual Funds: Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The Alternative Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Small and Medium Capitalization Companies Risk: The Alternative Fund may, at any given time, invest a significant portion of its assets in securities of small capitalization companies (i.e. companies with less than $1 billion in capitalization) and/or medium capitalization companies (i.e., companies with between $1 billion and $5 billion in capitalization). Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. The foregoing risks are generally increased for small capitalization companies as compared to companies with larger capitalizations.

U.S. Government Securities Risk:  Securities issued by the U.S. government or its agencies are subject to risks related to the creditworthiness of the U.S. government.  In addition, such securities may not be backed by the “full faith and credit” of the U.S. government, but rather by a right to borrow from the U.S. government or the creditworthiness of the issuer itself.  The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. government and the issuers of the securities, as well as interest rates and other risks applicable to fixed income securities generally.

PERFORMANCE SUMMARY

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Alternative Fund. The bar chart shows changes in the performance of the Alternative Fund’s Class A shares for each full calendar year since its commencement of operations. Each Class of shares would have substantially similar annual returns and would differ only to the extent that each Class has different expenses. The impact of sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown. The performance table shows how the average annual total returns of the Alternative Fund’s Class A shares compare with broad measures of market performance. How the Alternative Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available at www.stadionfunds.com or by calling 1-866-383-7636.

Calendar Year Returns
Class A Performance

•	During the periods shown in the bar chart above, the highest return for a calendar quarter was 3.33% (quarter ended 3/31/2013).

•	During the periods shown in the bar chart above, the lowest return for a calendar quarter was -1.24% (quarter ended 6/30/2013).

•	The 2016 calendar year-to-date return for Class A shares was 4.28% as of June 30, 2016.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not applicable to investors who hold shares of the Alternative Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.

Average Annual Total Returns (for periods ended December 31, 2015)	1 Year	Since Inception of Class*
Class A Shares
Return Before Taxes	-5.98%	0.23%
Return After Taxes on Distributions	-6.16%	0.05%
Return After Taxes on Distributions and Sale of Fund Shares	-3.24%	0.19%
Class C Shares
Return Before Taxes	-2.06%	1.07%
Class I Shares
Return Before Taxes	-0.09%	2.04%
HFRX Absolute Return Index	2.86%	2.03%
Barclays US AGG Total Return Index	0.55%	2.17%

*	Class A, Class C and Class I Shares began operations on April 2, 2012.

MANAGEMENT OF THE FUND

Stadion Money Management, LLC is the Alternative Fund’s investment adviser.

The Adviser employs a team of investment professionals responsible for the day-to-day management of the Alternative Fund’s investments. Its members are:

Name	Title with the Adviser	Length of Service to the Fund
Brad A. Thompson, CFA	Chief Investment Officer	Since April 2012
William McGough, CFA	Senior Vice President – Portfolio Management	Since June 2015
Clayton Shiver, CFA	Portfolio Manager	Since June 2015

For important information about the purchase and sale of Alternative Fund shares, tax information, and financial intermediary compensation, please turn to “Information Relevant to All Funds” on page 57 of this Prospectus.

STADION ALTERNATIVE INCOME FUND (formerly the Stadion Tactical Income Fund)

INVESTMENT OBJECTIVE

The investment objective of the Stadion Alternative Income Fund (the “Income Fund”) is to seek to provide income and absolute portfolio returns, with a secondary emphasis on lower risk and volatility than the U.S. equity markets.

FEES AND EXPENSES OF THE INCOME FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Income Fund. More information about these and other discounts is available from your financial professional and in this Prospectus in the “Class A Shares” section beginning on page 65 and in the Income Fund’s Statement of Additional Information (“SAI”) in the “Additional Purchase and Redemption Information” section beginning on page 41.

Shareholder Fees (fees paid directly from your investment)
	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load)	5.75%	None	None
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	1.00%(1)	1.00%(2)	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares	Class I Shares
Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.63%	0.33%	0.44%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(3)	1.74%	2.19%	1.30%
Management Fee Waivers and Expense Reimbursements(4)	-0.33%	-0.03%	-0.14%
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements(3) (4)	1.41%	2.16%	1.16%

(1)	In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 12 months of purchase.
(2)	A 1.00% CDSC will be assessed on shares redeemed within 12 months of purchase.
(3)
“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements” will not correlate to the Income Fund’s Financial Highlights, which reflect the operating expenses of the Income Fund but do not include “Acquired Fund Fees and Expenses.”

(4)
Stadion Money Management, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Income Fund under which it has contractually agreed to waive Management Fees and to assume other expenses of the Income Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) of Class A, Class C and Class I shares to not more than 1.15% of the average daily net assets allocable to each Class of the Income Fund. The Expense Limitation Agreement is currently in effect until October 1, 2017. The Expense Limitation Agreement may be terminated by the Trust or the Adviser at the end of its then-current term upon not less than 90 days’ notice.

Example

This Example is intended to help you compare the cost of investing in shares of the Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Income Fund’s operating expenses remain the same, except the contractual arrangement to waive Management Fees and reimburse expenses remains in effect only until October 1, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period

	1 Year	3 Years	5 Years	10 Years
Class A	$710	$1,061	$1,435	$2,480
Class C	$319	$682	$1,171	$2,518
Class I	$118	$398	$699	$1,554

Assuming No Redemption

	1 Year	3 Years	5 Years	10 Years
Class C	$219	$682	$1,171	$2,518

Portfolio Turnover

The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Income Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Income Fund’s performance.  During the most recent fiscal year, the Income Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Income Fund combines two strategies designed to generate income while managing risk exposure across varying market conditions:

•	a portfolio comprised of common stocks selected for dividend yield potential, and options selected to provide protection from market movements (the “Equity Position”), and

•	a portfolio comprised of options sold and repurchased to generate premium income (the “Income Position”).

Under normal market conditions, and to the extent permitted under the Investment Company Act of 1940 (the “1940 Act”), the Income Fund expects the notional value of the options in the Income Position to equal between 25% and 200% of the notional value of the equity securities in the Equity Position; however, these percentages may vary over time as a result of market conditions and fluctuations and the Adviser’s periodic determinations of current market volatility.

The Income Fund will generally invest as follows:

•	The Equity Position. The Equity Position is designed to generate yield in equity markets while moderating volatility. In the Equity Position, the Income Fund typically invests in a portfolio of U.S. exchange-listed common stocks and American Depositary Receipts (“ADRs”) of companies that the Adviser believes possess attractive valuation characteristics, and the capability for above-average dividend yield. In selecting individual positions, the Adviser generally considers factors such as profitability, revenue growth, gross margins, debt ratios and other financial characteristics that the Adviser believes correlate with potential for above-average yield. The Adviser also looks for companies that possess characteristics that support maintaining market share and earnings power through different market cycles and demonstrate the potential to increase dividends or earnings over time. While the Adviser will typically focus the Equity Position on companies having capitalizations of $5 billion or more, there are no restrictions on market capitalization. The Adviser may sell a stock from the Equity Position if the Adviser believes the company’s fundamentals have deteriorated, the company’s dividend or earnings growth has or will decline or the Adviser otherwise believes that selling the stock is in the Income Fund’s best interest.

The Adviser uses an option technique in the Equity Position called a “collar” to attempt to isolate dividend income by minimizing the effects of market movements.  When employing a collar, the Adviser generally writes index calls above the current value of the applicable index to seek to generate premium income and use the proceeds to purchase index puts below the current value of the applicable index to seek to reduce the Income Fund’s exposure to market risk and volatility.

•	The Income Position. The Income Position is designed to generate additional yield from the receipt of premiums from selling index options. In implementing its options strategy for the Income Position, the Adviser typically writes put and call options on one or more broad-based U.S. stock indices, receiving premiums from the purchasers of the options. The Adviser may then repurchase the options prior to their expiration date, giving up appreciation and avoiding depreciation in between the sale of the option and its repurchase. The difference between the premium received from selling the option and the cost of repurchasing the option will determine the gain or loss realized by the Income Position.

The Income Fund may also invest in options or futures positions for speculative purposes, when the Adviser determines that they provide a more efficient way to increase or reduce the Income Fund’s overall exposure to an industry or sector than buying or selling other Investments, or to hedge against risks of investments in the Income Fund’s portfolio or markets generally. In general, the Income Fund will not purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for “bona fide hedging” purposes (as defined under regulations promulgated by the U.S. Commodity Futures Trading Commission (“CFTC”)); or (ii) if purchased for other purposes, (A) the sum of the amounts of initial margin deposits on the Income Fund’s existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are “in-the-money” (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Income Fund’s total assets, or (B) the aggregate net notional value of commodity futures, commodity options contracts, or swaps positions, determined at the time the most recent position was established, does not exceed 100 percent of the liquidation value of the of the Income Fund’s total assets.

PRINCIPAL RISKS

An investment in the Income Fund is subject to investment risks; therefore you may lose money by investing in the Income Fund. There can be no assurance that the Income Fund will be successful in meeting its investment objective. The Income Fund is best suited for long-term investors. Generally, the Income Fund will be subject to the following risks:

Derivative Risk: Put and call options are referred to as “derivative” instruments since their values are based on (“derived from”) the values of other securities. Derivative instruments can be volatile and the potential loss to the Income Fund may exceed the Income Fund’s initial investment. Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Income Fund’s return. The Income Fund could also experience losses if it is unable to close out a position because the market for an instrument or position is or becomes illiquid.

Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid. Derivative instruments may create economic leverage in the Income Fund, which magnifies the Income Fund’s exposure to the underlying instrument.

•	CFTC Regulation Risk. To the extent the Income Fund makes investments regulated by the CFTC, the Income Fund intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of the Income Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Income Fund is not subject to registration or regulation as a commodity pool operator under the CEA. If the Income Fund is unable to comply with the requirements of Rule 4.5, the Income Fund may be required to modify its investment strategies or be subject to CFTC registration requirements, either of which may have an adverse effect on the Income Fund.

•	Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. The Income Fund will be required to deposit with its custodian in a segregated account cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade fixed income securities, known as “initial margin” in an amount required for the particular futures contract as set by the exchange on which the contract is traded. This margin amount may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. The Income Fund will incur brokerage fees when it purchases and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions, which may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Income Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Income Fund to do so.

•	Options. If the Income Fund sells a put option whose exercise is settled in cash, the Income Fund cannot provide in advance for its potential settlement obligations by selling short the underlying securities, and the Income Fund will be responsible, during the option’s life, for any decreases in the value of the underlying security below the strike price of the put option. If the Income Fund sells a call option whose exercise is settled in cash, the Income Fund cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities, and the Income Fund will be responsible, during the option’s life, for any increases in the value of the underlying security above the strike price of the call option. If the Income Fund establishes a debit option spread, the potential for unlimited losses associated with the option the Income Fund sold will be mitigated, but the potential for unlimited gains associated with the option purchased will be reduced by the cost of, and capped by losses potentially incurred as a result of, the corresponding option sold. Options purchased by the Income Fund may decline in value with the passage of time, even in the absence of movement in the price of the underlying security.

•	Securities Index Futures Contracts. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

Dividend Yield Risk:  While the Income Fund may hold securities of companies that have historically paid a dividend, those companies may reduce or discontinue their dividends, thus reducing the yield of the Income Fund.  Lower priced securities in the Income Fund may be more susceptible to these risks.  Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may be worse than the market return of other investment strategies or the overall stock market.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States, or investing in ADRs or Fund Investments focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Income Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.

Large Capitalization Companies Risk: Large capitalization companies (i.e., companies with more than $5 billion in capitalization) may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Style Risk: The share price of the Income Fund changes daily based on the performance of the securities in which it invests and the success of the Adviser’s options strategies. The ability of the Income Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of particular investments and strategies for the Income Fund will be correct or produce the desired results. If the Adviser fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Income Fund’s share price may be adversely affected.

Market Risk: Market risk refers to the risk that the value of securities in the Income Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Income Fund’s investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the Income Fund’s portfolio) may decline, regardless of their long-term prospects.

Risks Related to Portfolio Turnover: As a result of its trading strategies, the Income Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Income Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Income Fund realizes capital gains when Fund Investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

Small and Medium Capitalization Companies Risk: The Income Fund may, at any given time, invest a significant portion of its assets in securities of small capitalization companies (i.e. companies with less than $1 billion in capitalization) and/or medium capitalization companies (i.e., companies with between $1 billion and $5 billion in capitalization). Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. The foregoing risks are generally increased for small capitalization companies as compared to companies with larger capitalizations.

PERFORMANCE SUMMARY

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Income Fund. The bar chart shows changes in the performance of the Income Fund’s Class A shares for each full calendar year since its commencement of operations. Each Class of shares would have substantially similar annual returns and would differ only to the extent that each Class has different expenses. The impact of sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown. The performance table shows how the average annual total returns of the Income Fund’s Class A shares compare with broad measures of market performance. How the Income Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available at www.stadionfunds.com or by calling 1-866-383-7636.

Calendar Year Returns
Class A Performance

•	During the periods shown in the bar chart above, the highest return for a calendar quarter was 2.57% (quarter ended 9/30/2015).

•	During the periods shown in the bar chart above, the lowest return for a calendar quarter was -3.57% (quarter ended 6/30/2013).

•	The 2016 calendar year-to-date return for Class A shares was 8.17% as of June 30, 2016.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not applicable to investors who hold shares of the Income Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary to the extent that each class has different expenses. Class I shares and Class C shares of the Fund commenced operations on February 14, 2013 and August 7, 2015, respectively. The performance shown for Class I shares and Class C shares for periods pre-dating the commencement of operations of that class reflects the performance of the Fund’s Class A shares, the initial share class, calculated using the fees and expenses of Class I shares and Class C shares and without the effect of any fee and expense limitations or waivers. If Class I shares and Class C shares of the Fund had been available during periods prior to February 14, 2013 and August 7, 2015, respectively, the performance shown may have been different.

Average Annual Total Returns (for periods ended December 31, 2015)	1 Year	Since Inception of Class*
Class A Shares
Return Before Taxes	-2.80%	-1.13%
Return After Taxes on Distributions	-3.18%	-1.70%
Return After Taxes on Distributions and Sale of Fund Shares	-1.28%	-1.06%
Class C Shares
Return Before Taxes	1.33%	0.07%
Class I Shares
Return Before Taxes	3.42%	1.11%
Barclay Capital U.S. Aggregate (reflects no deduction for fees, expenses or taxes)	0.55%	1.44%

*	Class A Shares began operations on December 31, 2012 and Class I Shares began operations on February 14, 2013.
Class C shares commenced operations on August 7, 2015, and do not yet have a full year of investment operations.

MANAGEMENT OF THE FUND

Stadion Money Management, LLC is the Income Fund’s investment adviser.

The Adviser employs a team of investment professionals responsible for the day-to-day management of the Income Fund’s investments. Its members are:

Name	Title with the Adviser	Length of Service to the Fund
Brad A. Thompson, CFA	Chief Investment Officer	Since December 2012
William McGough, CFA	Senior Vice President – Portfolio Management	Since June 2015
Clayton Fresk, CFA	Portfolio Manager	Since June 2015
Clayton Shiver, CFA	Portfolio Manager	Since February 2016

For important information about the purchase and sale of Income Fund shares, tax information, and financial intermediary compensation, please turn to “Information Relevant to All Funds” on page 57 of this Prospectus.

STADION DEFENSIVE INTERNATIONAL FUND (formerly the Stadion Olympus Fund)

INVESTMENT OBJECTIVE

The investment objective of the Stadion Defensive International Fund (the “International Fund”) is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation.

FEES AND EXPENSES OF THE INTERNATIONAL FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the International Fund. More information about these and other discounts is available from your financial professional and in this Prospectus in the “Class A Shares” section beginning on page 65 and in the International Fund’s Statement of Additional Information (“SAI”) in the “Additional Purchase and Redemption Information” section beginning on page 41.

Shareholder Fees (fees paid directly from your investment)
	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load)	5.75%	None	None
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	1.00%(1)	1.00%(2)	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class C Shares	Class I Shares
Management Fees	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	1.13%	1.20%	1.27%
Acquired Fund Fees and Expenses	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses(3)	2.97%	3.79%	2.86%
Management Fee Waivers and Expense Reimbursements(4)	-0.68%	-0.75%	-0.82%
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements(3) (4)	2.29%	3.04%	2.04%

(1)	In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 12 months of purchase.
(2)	A 1.00% CDSC will be assessed on shares redeemed within 12 months of purchase.
(3)
“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements” will not correlate to the International Fund’s Financial Highlights, which reflect the operating expenses of the International Fund but do not include “Acquired Fund Fees and Expenses.”

(4)
Stadion Money Management, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the International Fund under which it has contractually agreed to waive Management Fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) of Class A, Class C and Class I shares to not more than 1.70% of the average daily net assets allocable to each Class of the Fund. The Expense Limitation Agreement is currently in effect until October 1, 2017. The Expense Limitation Agreement may be terminated by the Trust or the Adviser at the end of its then-current term upon not less than 90 days’ notice.

Example

This Example is intended to help you compare the cost of investing in shares of the International Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the International Fund’s operating expenses remain the same, except the contractual arrangement to waive Management Fees and assume other expenses remains in effect only until October 1, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period

	1 Year	3 Years	5 Years	10 Years
Class A	$794	$1,380	$1,990	$3,626
Class C	$407	$1,089	$1,889	$3,976
Class I	$207	$808	$1,435	$3,122

Assuming No Redemption

	1 Year	3 Years	5 Years	10 Years
Class C	$307	$1,089	$1,889	$3,976

Portfolio Turnover

The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when International Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the International Fund’s performance. During the most recent fiscal year, the International Fund’s portfolio turnover rate was 726% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the International Fund invests primarily in, and allocates its investments primarily between, Fund Investments (defined below) that are intended to be generally representative of the performance of international developed and emerging markets and market sectors, and Cash Positions (defined below).  Under normal market conditions, at least 40% of the Fund’s net assets will be invested in the securities of non-U.S. issuers (or Fund Investments that invest in such securities), and the International Fund will typically have exposure to not less than three different countries other than the U.S.

•	“Fund Investments” include actively managed and index-based ETFs (exchange traded funds), mutual funds and other investment companies, groups of securities related by index or sector made available through certain brokers at a discount brokerage rate (such as stock baskets, baskets of bonds and other index-or sector-based groups of related securities) and options or futures positions (e.g., options or futures contracts on securities, securities indexes, currencies or other financial instruments) with respect to any of the foregoing intended to match or approximate their performance.

•	“Cash Positions” include cash and short-term, highly liquid investments, such as money market instruments, U.S. government obligations, commercial paper, repurchase agreements, and other cash or cash equivalent positions.

In allocating the International Fund’s assets, the Adviser uses a proprietary, technically driven asset allocation model to determine current risk in international equity markets (reflected in the Adviser’s model by a weighted average score) based on a number of technical indicators. The technical indicators examined by the Adviser are primarily focused on trend analysis of international markets, such as analysis of price trends (e.g., determining risk based on movements of market prices up or down), breadth trends (e.g., analyzing whether international markets are trending positively or negatively) and relative strength (e.g., comparing risk profiles of investment alternatives such as emerging markets vs. developed international markets). The Adviser then seeks to participate in markets and market sectors with low risk scores, while divesting its portfolio of investments in markets and market sectors with high risk scores.

To participate in international developed and emerging markets and market sectors, the Adviser’s investment philosophy emphasizes purchasing Fund Investments, which the Adviser believes are a convenient way to invest in both broad market indexes (e.g., the MSCI World, MSCI ACW, Global Dow, MSCI EAFE, etc.), specific country or region indexes (e.g., MSCI Spain, WisdomTree Australia Dividend, the S&P Asia 50, etc.) and market sector indexes (e.g., country- or region-specific healthcare indexes, utilities indexes, real estate indexes, etc.). In this respect, the International Fund may invest in international developed and emerging markets and market sectors of all types, including Fund Investments with exposure to:

•	developed and emerging equity markets and market sectors (including specific non-U.S. countries and regions);

•	equity or fixed-income indexes that include exposure to both domestic and foreign markets or sectors;

•	domestic or foreign corporate and/or government bonds issued by any size company, municipality or government body in any sector of any maturity or yield, provided that corporate debt obligations are “investment grade” securities rated in one of the four highest rating categories by one or more nationally recognized rating agencies or, if not so rated, are of equivalent quality in the opinion of the Adviser.

The International Fund may invest in options or futures positions for speculative purposes, when the Adviser determines that they provide a more efficient way to increase or reduce the International Fund’s overall exposure to an industry or sector than buying or selling other Fund Investments, or to hedge against risks of investments in the International Fund’s portfolio or markets generally.  In general, the International Fund will not purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as defined under regulations promulgated by the U.S. Commodity Futures Trading Commission (“CFTC”)); or (ii) if purchased for other purposes, (A) the sum of the amounts of initial margin deposits on the International Fund's existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are "in-the-money" (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the International Fund's total assets, or (B) the aggregate net notional value of commodity futures, commodity options contracts, or swaps positions, determined at the time the most recent position was established, does not exceed 100 percent of the liquidation value of the of the International Fund's total assets.

In general, the International Fund will purchase or increase its exposure to Fund Investments focused on equity markets or market sectors when the Adviser’s asset allocation model and risk analysis indicate that the applicable market or market sector is at low risk of losing value or presents opportunities for growth and appreciation. The International Fund will generally sell or reduce investment exposure to Fund Investments tracking equity markets or market sectors (typically in favor of fixed-income Fund Investments or Cash Positions) when the Adviser’s asset allocation model and risk analysis indicate that such markets have become or are becoming risky, or when the Adviser believes that the equity markets are overvalued or market risk is otherwise too high. As a result, the International Fund may at times be substantially invested in fixed-income focused Fund Investments, Cash Positions or similar securities. The International Fund also has the flexibility to enter into forward foreign currency contracts or to purchase other Fund Investments to hedge against the adverse impact of changes in foreign exchange rates on, or other risks associated with, the Fund’s portfolio.

Although the International Fund will focus on international markets and market sectors, the International Fund will have exposure to U.S. markets and market sectors to the extent that the portfolios of the Fund Investments in which the Fund invests contain U.S. securities. The International Fund may invest in Fund Investments tracking equity markets or market sectors with portfolios comprised of domestic or foreign companies in any sector of any size.

PRINCIPAL RISKS

An investment in the International Fund is subject to investment risks; therefore you may lose money by investing in the Fund. There can be no assurance that the International Fund will be successful in meeting its investment objective. The International Fund is best suited for long-term investors. Generally, the International Fund will be subject to the following risks:

Currency Risk: Investments in foreign markets involve currency risk, which is the risk that the values of the Fund Investments and other assets denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies. The International Fund may, but is not required to, hedge against currency risk through the use of forward foreign currency contracts, which are obligations to purchase or sell a specified currency at a future date at a price established at the time of the contract. Forward foreign currency contracts involve the risk of loss due to the imposition of exchange controls by a foreign government, the delivery failure or default by the other party to the transaction or the inability of the International Fund to close out a position if the trading market becomes illiquid. There can be no assurance that any currency hedging transactions will be successful, and the International Fund may suffer losses from these transactions.

Derivative Risk: Put and call options and futures contracts are referred to as “derivative” instruments since their values are based on (“derived from”) the values of other securities. Derivative instruments can be volatile and the potential loss to the International Fund may exceed the International Fund’s initial investment. Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the International Fund’s return. The International Fund could also experience losses if it is unable to close out a position because the market for an instrument or position is or becomes illiquid.

Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid. Derivative instruments may create economic leverage in the International Fund, which magnifies the International Fund’s exposure to the underlying instrument.

•	CFTC Regulation Risk. To the extent the International Fund makes investments regulated by the CFTC, the International Fund intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of the International Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the International Fund is not subject to registration or regulation as a commodity pool operator under the CEA. If the International Fund is unable to comply with the requirements of Rule 4.5, the International Fund may be required to modify its investment strategies or be subject to CFTC registration requirements, either of which may have an adverse effect on the International Fund.

•	Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. The International Fund will be required to deposit with its custodian in a segregated account cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade fixed income securities, known as “initial margin” in an amount required for the particular futures contract as set by the exchange on which the contract is traded. This margin amount may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. The International Fund will incur brokerage fees when it purchases and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions, which may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the International Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the International Fund to do so.

•	Options. If the International Fund sells a put option whose exercise is settled in cash, the International Fund cannot provide in advance for its potential settlement obligations by selling short the underlying securities, and the International Fund will be responsible, during the option’s life, for any decreases in the value of the underlying security below the strike price of the put option. If the International Fund sells a call option whose exercise is settled in cash, the International Fund cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities, and the International Fund will be responsible, during the option’s life, for any increases in the value of the underlying security above the strike price of the call option.

•	Securities Index Futures Contracts. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

Emerging Markets Risk: Investments in emerging markets, which include certain countries in Africa, Asia, the Middle East and Central and South America, are subject to the risk of abrupt and severe price declines. The economic and political structures of developing countries, in most cases, do not compare favorably with the U.S. and other developed countries in terms of wealth and stability, and financial markets in developing countries are not as liquid as markets in developed countries. The economies in emerging market countries are less developed and can be overly reliant on particular industries and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist measures. Certain countries may have legacies or periodic episodes of hyperinflation and currency devaluations or instability and upheaval that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Significant risks of war and terrorism currently affect some emerging market countries.

ETF and Other Investment Company Risk: The International Fund may invest in ETFs or other investment companies. Through its positions in ETFs and other investment companies, the International Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF or other investment company could decrease (or increase). Certain of the ETFs or other investment companies in which the International Fund may invest may hold common portfolio positions, thereby reducing any diversification benefits. Investments in ETFs and other investment companies are also subject to the following additional risks:

•	Expenses. Since the International Fund is a “fund of funds,” your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies, because you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the International Fund invests in addition to the International Fund’s direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of a fund’s distributions and therefore may increase the amount of your tax liability.

•	Investment Limitation. Under the Investment Company Act of 1940 (the “1940 Act”), the International Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the International Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the International Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the International Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal.

•	Market Value Risk. The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the International Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the International Fund’s NAV is reduced for undervalued ETFs it holds, and that the International Fund receives less than NAV when selling an ETF).

•	Operational Risks. There can be no assurance that an active trading market will develop and be maintained for the shares of the ETFs in which the International Fund invests. Further, market makers (other than lead market makers) have no obligation to make markets in an ETF’s shares and may discontinue doing so at any time without notice. To the extent no market makers are willing to process creation and/or redemption orders for an ETF, shares of the ETF may trade like closed-end fund shares at a discount to NAV and the ETF may possibly face delisting. Trading in an ETF’s shares may be halted because of market conditions or for reasons that, in the view of the exchange on which the ETF lists its shares, make trading in the ETF’s shares inadvisable. In addition, trading in an ETF’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. During stressed market conditions, the liquidity of an ETF’s shares may be less than the liquidity of the securities in the ETF’s portfolio. Any of the foregoing would have an adverse effect on the value of the International Fund’s investment in the ETF’s shares.

•	Registration. Shareholders of ETFs that are registered under the Securities Act of 1933 but not the 1940 Act, such as certain ETFs that invest in commodities, do not have the protections of the 1940 Act.

•	Sampling Risk. Index-based Fund Investments may utilize a representative sampling approach to track their respective underlying indices. Index-based Fund Investments that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Fund Investment in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Fund Investment will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Fund Investment could result in a greater decline in NAV than would be the case if the Fund Investment held all of the securities in the underlying index.

•	Tracking Risk. Index-based Fund Investments may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, Fund Investments may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Fund Investment’s ability to track its applicable indices or match its performance.

Fixed Income Risk: Risks of investments in fixed income securities include, without limitation, credit risk, interest rate risk, maturity risk and liquidity risk. These risks could affect the value of investments of the International Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

•	Credit Risk. The value of the International Fund’s fixed income investments is dependent on the creditworthiness of the issuer. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due.

•	Interest Rate Risk. The value of the International Fund’s fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally when interest rates rise, the value of the International Fund’s fixed income investments can be expected to decline.

•	Liquidity Risk. Liquidity risk is the risk that a fixed income security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the fixed income market).

•	Maturity Risk. The value of the International Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States, or investing in American Depositary Receipts (“ADRs”) or Fund Investments focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the International Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.

Large Capitalization Companies Risk: Large capitalization companies (i.e., companies with more than $5 billion in capitalization) may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Style Risk: The share price of the International Fund changes daily based on the performance of the securities in which it invests. The ability of the International Fund to meet its investment objective is directly related to the ability of the Adviser’s allocation model to accurately measure market risk and appropriately react to current and developing market trends. There is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of particular investments in which the International Fund invests will be correct or produce the desired results. If the Adviser fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the International Fund’s share price may be adversely affected.

Market Risk: Market risk refers to the risk that the value of securities in the International Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the International Fund’s investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the International Fund’s portfolio) may decline, regardless of their long-term prospects.

Risks Related to Investments in Money Market Mutual Funds: Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The International Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Risks Related to Portfolio Turnover: As a result of its trading strategies, the International Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the International Fund due to these increased costs and may also result in the realization of short-term capital gains. If the International Fund realizes capital gains when Fund Investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

Sector/Focused Investment Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the International Fund invests more heavily in a particular sector or focuses its investments in securities issued by entities having similar characteristics, the value of its shares may be more sensitive to any single economic, business, political or regulatory occurrence than a mutual fund that is more widely diversified. The sectors in which the International Fund may invest in more heavily will vary.

Small and Medium Capitalization Companies Risk: The International Fund may, at any given time, invest a significant portion of its assets in securities of small capitalization companies (i.e. companies with less than $1 billion in capitalization) and/or medium capitalization companies (i.e., companies with between $1 billion and $5 billion in capitalization). Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. The foregoing risks are generally increased for small capitalization companies as compared to companies with larger capitalizations.

U.S. Government Securities Risk:  Securities issued by the U.S. government or its agencies are subject to risks related to the creditworthiness of the U.S. government.  In addition, such securities may not be backed by the “full faith and credit” of the U.S. government, but rather by a right to borrow from the U.S. government or the creditworthiness of the issuer itself.  The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. government and the issuers of the securities, as well as interest rates and other risks applicable to fixed income securities generally.

PERFORMANCE SUMMARY

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the International Fund. The bar chart shows changes in the performance of the International Fund’s Class A shares for each full calendar year since its commencement of operations. Each Class of shares would have substantially similar annual returns and would differ only to the extent that each Class has different expenses. The impact of sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown. The performance table shows how the average annual total returns of the International Fund’s Class A shares compare with broad measures of market performance. How the International Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available at www.stadionfunds.com or by calling 1-866-383-7636.

Calendar Year Returns
Class A Performance

•	During the periods shown in the bar chart above, the highest return for a calendar quarter was 4.69% (quarter ended 3/31/2015) .

•	During the periods shown in the bar chart above, the lowest return for a calendar quarter was -5.27% (quarter ended 9/30/2015) .

•	The 2016 calendar year-to-date return for Class A shares was -4.44% as of June 30, 2016.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not applicable to investors who hold shares of the International Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.

Average Annual Total Returns (for periods ended December 31, 2015)	1 Year	Since Inception of Class*
Class A Shares
Return Before Taxes	-13.37%	-4.13%
Return After Taxes on Distributions	-13.63%	-4.70%
Return After Taxes on Distributions and Sale of Fund Shares	-7.57%	-3.30%
Class C Shares
Return Before Taxes	-9.77%	-3.35%
Class I Shares
Return Before Taxes	-7.96%	-2.37%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	-0.39%	5.74%
MSCI Emerging Market	-14.60%	-4.35%

*	Class A, Class C and Class I Shares began operations on April 2, 2012.

MANAGEMENT OF THE FUND

Stadion Money Management, LLC is the International Fund’s investment adviser.

The Adviser employs a team of investment professionals responsible for the day-to-day management of the International Fund’s investments. Its members are:

Name	Title with the Adviser	Length of Service to the Fund
Brad A. Thompson, CFA	Chief Investment Officer	Since April 2012
John M. Wiens, CFA	Vice President	Since April 2013
William McGough, CFA	Senior Vice President - Portfolio Management	Since April 2013

For important information about the purchase and sale of International Fund shares, tax information and financial intermediary compensation, please turn to “Information Relevant to All Funds” on page 57 of this Prospectus.

STADION MANAGED RISK 100 FUND (formerly the Stadion Managed Fund)

INVESTMENT OBJECTIVE

The investment objective of the Stadion Managed Risk 100 Fund (the “Managed Fund”) is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation.

FEES AND EXPENSES OF THE MANAGED FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Managed Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Managed Fund. More information about these and other discounts is available from your financial professional and in this Prospectus in the “Class A Shares” section beginning on page 65 and in the Managed Fund’s Statement of Additional Information (“SAI”) in the “Additional Purchase and Redemption Information” section beginning on page 41.

Shareholder Fees (fees paid directly from your investment)
	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load)	5.75%	None	None
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	1.00%(1)	1.00%(2)	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares	Class I Shares
Management Fees	1.24%	1.24%	1.24%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.37%	0.41%	0.44%
Acquired Fund Fees and Expenses	0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses(3)	2.05%	2.84%	1.87%

(1)	In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 12 months of purchase.
(2)	A 1.00% CDSC will be assessed on shares redeemed within 12 months of purchase.
(3)
“Total Annual Fund Operating Expenses” will not correlate to the Managed Fund’s Financial Highlights, which reflect the operating expenses of the Managed Fund but do not include “Acquired Fund Fees and Expenses.”

Example

This Example is intended to help you compare the cost of investing in shares of the Managed Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Managed Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Managed Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
	1 Year	3 Years	5 Years	10 Years
Class A	$771	$1,181	$1,614	$2,814
Class C	$387	$880	$1,498	$3,162
Class I	$190	$588	$1,010	$2,187

Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years
Class C	$287	$880	$1,498	$3,162

Portfolio Turnover

The Managed Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Managed Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Managed Fund’s performance. During the most recent fiscal year, the Managed Fund’s portfolio turnover rate was 861% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Managed Fund invests primarily in, and allocates its investments primarily between, Fund Investments (defined below) that the Adviser believes have the potential for capital appreciation and Cash Positions (defined below).

•	“Fund Investments” include actively managed and index-based ETFs (exchange traded funds), mutual funds and other investment companies, groups of securities related by index or sector made available through certain brokers at a discount brokerage rate (such as stock baskets, baskets of bonds and other index-or sector-based groups of related securities) and options or futures positions (e.g., options or futures contracts on securities, securities indexes, currencies or other financial instruments) with respect to any of the foregoing intended to match or approximate their performance.

•	“Cash Positions” include cash and short-term, highly liquid investments, such as money market instruments, U.S. government obligations, commercial paper, repurchase agreements, and other cash or cash equivalent positions.

In allocating the Managed Fund’s assets, Stadion Money Management, LLC (the “Adviser”) uses a proprietary, technically driven asset allocation model to determine current risk in the broad equity markets (reflected in the Adviser’s model by a weighted average score) based on a number of technical indicators. The technical indicators examined by the Adviser are primarily focused on trend analysis, such as analysis of price trends (e.g., determining risk based on movements of market prices up or down), breadth trends (e.g., analyzing the ratio of the number of advancing stocks to declining stocks) and relative strength (e.g., comparing risk profiles of investment alternatives such as small cap vs. large cap or growth vs. value). The Adviser then seeks to participate in markets and market sectors with low risk scores, while divesting its portfolio of investments in markets and market sectors with high risk scores.

To participate in markets and market sectors, the Adviser’s investment philosophy emphasizes purchasing Fund Investments, which the Adviser believes are a convenient way to invest in both broad market indexes (e.g., the S&P 500, Russell 2000, NASDAQ-100, MSCI EAFE, Barclays bond indexes, etc.) and market sector indexes (e.g., healthcare indexes, utilities indexes, real estate indexes, etc.). The Managed Fund may invest up to 100% of its portfolio in Fund Investments that have portfolios comprised of equity securities of domestic or foreign companies of any size in any sector. The Managed Fund may also invest up to 100% of its portfolio in fixed-income Fund Investments that have portfolios comprised of domestic or foreign corporate and/or government bonds issued by any size company, municipality or government body in any sector of any maturity or yield, provided that corporate debt obligations are “investment grade” securities rated in one of the four highest rating categories by any one or more nationally recognized rating agencies or, if not rated, are of equivalent quality in the opinion of the Adviser.

The Managed Fund may invest in options or futures positions for speculative purposes, when the Adviser determines that they provide a more efficient way to increase or reduce the Managed Fund’s overall exposure to an industry or sector than buying or selling other Fund Investments, or to hedge against risks of investments in the Managed Fund’s portfolio or markets generally.  In general, the Managed Fund will not purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as defined under regulations promulgated by the U.S. Commodity Futures Trading Commission (“CFTC”)); or (ii) if purchased for other purposes, (A) the sum of the amounts of initial margin deposits on the Managed Fund's existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are "in-the-money" (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Managed Fund's total assets, or (B) the aggregate net notional value of commodity futures, commodity options contracts, or swaps positions, determined at the time the most recent position was established, does not exceed 100 percent of the liquidation value of the of the Managed Fund's total assets.

In general, the Managed Fund will purchase or increase its exposure to Fund Investments focusing on equity markets or market sectors when the Adviser’s asset allocation model and risk analysis indicate that the applicable market or sector is at low risk of losing value or presents opportunities for growth and appreciation. The Managed Fund will generally sell or reduce investment exposure to Fund Investments tracking equity markets or market sectors (typically in favor of fixed-income Fund Investments or Cash Positions) when the Adviser’s asset allocation model and risk analysis indicate that such markets have become or are becoming risky, or when the Adviser believes that the equity markets are overvalued or market risk is otherwise too high. As a result, the Managed Fund may at times be substantially or fully invested (i.e., up to 100%) in fixed-income Fund Investments, Cash Positions or similar securities.

PRINCIPAL RISKS

An investment in the Managed Fund is subject to investment risks; therefore you may lose money by investing in the Fund. There can be no assurance that the Managed Fund will be successful in meeting its investment objective. The Managed Fund is best suited for long-term investors. Generally, the Managed Fund will be subject to the following risks:

Currency Risk: Investments in foreign markets involve currency risk, which is the risk that the values of the Fund Investments and other assets denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies. The Managed Fund may, but is not required to, hedge against currency risk through the use of forward foreign currency contracts, which are obligations to purchase or sell a specified currency at a future date at a price established at the time of the contract. Forward foreign currency contracts involve the risk of loss due to the imposition of exchange controls by a foreign government, the delivery failure or default by the other party to the transaction or the inability of the Managed Fund to close out a position if the trading market becomes illiquid. There can be no assurance that any currency hedging transactions will be successful, and the Managed Fund may suffer losses from these transactions.

Derivative Risk: Put and call options and futures contracts are referred to as “derivative” instruments since their values are based on (“derived from”) the values of other securities. Derivative instruments can be volatile and the potential loss to the Managed Fund may exceed the Managed Fund’s initial investment. Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Managed Fund’s return. The Managed Fund could also experience losses if it is unable to close out a position because the market for an instrument or position is or becomes illiquid.

Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid. Derivative instruments may create economic leverage in the Managed Fund, which magnifies the Managed Fund’s exposure to the underlying instrument.

•	CFTC Regulation Risk. To the extent the Managed Fund makes investments regulated by CFTC, the Managed Fund intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of the Managed Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Managed Fund is not subject to registration or regulation as a commodity pool operator under the CEA. If the Managed Fund is unable to comply with the requirements of Rule 4.5, the Managed Fund may be required to modify its investment strategies or be subject to CFTC registration requirements, either of which may have an adverse effect on the Managed Fund.

•	Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. The Managed Fund will be required to deposit with its custodian in a segregated account cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade fixed income securities, known as “initial margin” in an amount required for the particular futures contract as set by the exchange on which the contract is traded. This margin amount may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. The Managed Fund will incur brokerage fees when it purchases and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions, which may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Managed Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Managed Fund to do so.

•	Options. If the Managed Fund sells a put option whose exercise is settled in cash, the Managed Fund cannot provide in advance for its potential settlement obligations by selling short the underlying securities, and the Managed Fund will be responsible, during the option’s life, for any decreases in the value of the underlying security below the strike price of the put option. If the Managed Fund sells a call option whose exercise is settled in cash, the Managed Fund cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities, and the Managed Fund will be responsible, during the option’s life, for any increases in the value of the underlying security above the strike price of the call option.

•	Securities Index Futures Contracts. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

ETF and Other Investment Company Risk: The Managed Fund may invest in ETFs or other investment companies. Through its positions in ETFs and other investment companies, the Managed Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF or other investment company could decrease (or increase). Certain of the ETFs or other investment companies in which the Managed Fund may invest may hold common portfolio positions, thereby reducing any diversification benefits.  Investments in ETFs and other investment companies are also subject to the following additional risks:

•	Commodity ETFs. Shareholders of ETFs that are registered under the Securities Act of 1933 but not the 1940 Act, such as ETFs that invest in commodities, do not have the protections of the 1940 Act.

•	Expenses. Since the Managed Fund is a “fund of funds,” your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies, because you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Managed Fund invests in addition to the Managed Fund’s direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of a fund’s distributions and therefore may increase the amount of your tax liability.

•	Investment Limitation. Under the Investment Company Act of 1940 (the “1940 Act”), the Managed Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Managed Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Managed Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Managed Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal.

•	Market Value Risk. The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Managed Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Managed Fund’s NAV is reduced for undervalued ETFs it holds, and that the Managed Fund receives less than NAV when selling an ETF).

•	Operational Risks. There can be no assurance that an active trading market will develop and be maintained for the shares of the ETFs in which the Managed Fund invests. Further, market makers (other than lead market makers) have no obligation to make markets in an ETF’s shares and may discontinue doing so at any time without notice. To the extent no market makers are willing to process creation and/or redemption orders for an ETF, shares of the ETF may trade like closed-end fund shares at a discount to NAV and the ETF may possibly face delisting. Trading in an ETF’s shares may be halted because of market conditions or for reasons that, in the view of the exchange on which the ETF lists its shares, make trading in the ETF’s shares inadvisable. In addition, trading in an ETF’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. During stressed market conditions, the liquidity of an ETF’s shares may be less than the liquidity of the securities in the ETF’s portfolio. Any of the foregoing would have an adverse effect on the value of the Managed Fund’s investment in the ETF’s shares.

•	Sampling Risk. Index-based Fund Investments may utilize a representative sampling approach to track their respective underlying indices. Index-based Fund Investments that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Fund Investment in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Fund Investment will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Fund Investment could result in a greater decline in NAV than would be the case if the Fund Investment held all of the securities in the underlying index.

•	Tracking Risk. Index-based Fund Investments may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, Fund Investments may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Fund Investment’s ability to track its applicable indices or match its performance.

Fixed Income Risk: Risks of investments in fixed income securities include, without limitation, credit risk, interest rate risk, maturity risk and liquidity risk. These risks could affect the value of investments of the Managed Fund, possibly causing the Managed Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

•	Credit Risk. The value of the Managed Fund’s fixed income investments is dependent on the creditworthiness of the issuer. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due.

•	Interest Rate Risk. The value of the Managed Fund’s fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally when interest rates rise, the value of the Managed Fund’s fixed income investments can be expected to decline.

•	Liquidity Risk. Liquidity risk is the risk that a fixed income security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the fixed income market).

•	Maturity Risk. The value of the Managed Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States, or investing in American Depositary Receipts (“ADRs”) or Fund Investments focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Managed Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.

Large Capitalization Companies Risk: Large capitalization companies (i.e., companies with more than $5 billion in capitalization) may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Style Risk: The share price of the Managed Fund changes daily based on the performance of the securities in which it invests. The ability of the Managed Fund to meet its investment objective is directly related to the ability of the Adviser’s allocation model to accurately measure market risk and appropriately react to current and developing market trends. There is no guarantee that the Adviser’s judgments about the attractiveness, value, and potential appreciation of particular investments in which the Managed Fund invests will be correct or produce the desired results. If the Adviser fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Managed Fund’s share price may be adversely affected.

Market Risk: Market risk refers to the risk that the value of securities in the Managed Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Managed Fund’s investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the Managed Fund’s portfolio) may decline, regardless of their long-term prospects.

Risks Related to Investments in Money Market Mutual Funds: Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The Managed Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Risks Related to Portfolio Turnover: As a result of its trading strategies, the Managed Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Managed Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Managed Fund realizes capital gains when Fund Investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

Sector/Focused Investment Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Managed Fund invests more heavily in a particular sector or focuses its Fund Investments in securities issued by entities having similar characteristics, the value of its shares may be more sensitive to any single economic, business, political or regulatory occurrence than a mutual fund that is more widely diversified. The sectors in which the Managed Fund may invest in more heavily will vary.

Small and Medium Capitalization Companies Risk: The Managed Fund may, at any given time, invest a significant portion of its assets in securities of small capitalization companies (i.e. companies with less than $1 billion in capitalization) and/or medium capitalization companies (i.e., companies with between $1 billion and $5 billion in capitalization). Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. The foregoing risks are generally increased for small capitalization companies as compared to companies with larger capitalizations.

U.S. Government Securities Risk:  Securities issued by the U.S. government or its agencies are subject to risks related to the creditworthiness of the U.S. government.  In addition, such securities may not be backed by the “full faith and credit” of the U.S. government, but rather by a right to borrow from the U.S. government or the creditworthiness of the issuer itself.  The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. government and the issuers of the securities, as well as interest rates and other risks applicable to fixed income securities generally.

PERFORMANCE SUMMARY

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Managed Fund. The bar chart shows changes in the performance of the Managed Fund’s Class A shares for each full calendar year since its commencement of operations. Each Class of shares would have substantially similar annual returns and would differ only to the extent that each Class has different expenses. The impact of sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown. The performance table shows how the average annual total returns of the Managed Fund’s Class A shares compare with broad measures of market performance. How the Managed Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available at www.stadionfunds.com or by calling 1-866-383-7636.

Calendar Year Returns
Class A Performance

•	During the periods shown in the bar chart above, the highest return for a calendar quarter was 9.79% (quarter ended 3/31/2012).

•	During the periods shown in the bar chart above, the lowest return for a calendar quarter was -6.33% (quarter ended 6/30/2011).

•	The 2016 calendar year-to-date return for Class A shares was 0.95% as of June 30, 2016.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not applicable to investors who hold shares of the Managed Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary to the extent that each class has different expenses. Class C and Class I shares of the Fund commenced operations on October 1, 2009 and May 28, 2010, respectively. The performance shown for Class C and I shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Fund’s Class A shares, the initial share class, calculated using the fees and expenses of Class C and I shares, respectively, and without the effect of any fee and expense limitations or waivers. If Class C and I shares of the Fund had been available during periods prior to October 1, 2009 and May 28, 2010, respectively, the performance shown may have been different.

Average Annual Total Returns (for periods ended December 31, 2015)	1 Year	5 Year	Since Inception of Class*
Class A Shares
Return Before Taxes	-20.95%	-4.78%	-0.40%
Return After Taxes on Distributions	-20.95%	-4.86%	-0.90%
Return After Taxes on Distributions and Sale of Fund Shares	-11.86%	-3.58%	-0.43%
Class C Shares
Return Before Taxes	-17.79%	-4.41%	-0.56%
Class I Shares
Return Before Taxes	-16.09%	-3.45%	0.46%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.08%
80% S&P 500 Index/20% Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.37%	10.78%	6.80%
*	Class A Shares began operations on September 15, 2006, Class C Shares began operations on October 1, 2009 and Class I Shares began operations on May 28, 2010.

MANAGEMENT OF THE FUND

Stadion Money Management, LLC is the Managed Fund’s investment adviser.

The Adviser employs a team of investment professionals responsible for the day-to-day management of the Managed Fund’s investments. Its members are:

Name	Title with the Adviser	Length of Service to the Fund
Brad A. Thompson, CFA	Chief Investment Officer	Since October 2009
William McGough, CFA	Senior Vice President – Portfolio Management	Since April 2013
Clayton Fresk, CFA	Portfolio Manager	Since September 2015

For important information about the purchase and sale of Managed Fund shares, tax information, and financial intermediary compensation, please turn to “Information Relevant to All Funds” on page 57 of this Prospectus.

INFORMATION RELEVANT TO ALL FUNDS

PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment

$1,000 for Class A and Class C shares.  There is no minimum initial investment for Class I shares.  Please refer to the section titled “Choosing a Share Class” on page 64 of this Prospectus for information regarding Class I investment requirements.

Minimum Additional Investment

$250 for Class A and Class C shares.  There is no minimum additional investment for Class I shares.

General Information

You may purchase or redeem (sell) shares of each Fund on each day that the New York Stock Exchange is open for business. Transactions may be initiated by written request, by telephone or through your financial intermediary.

TAX INFORMATION

Each Fund’s distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES AND RISKS

Changes to Investment Objectives. Each Fund’s investment objective may be changed by the Board of Trustees without shareholder approval upon at least 60 days’ prior written notice to the shareholders.

What is an Exchange-Traded Fund (ETF)? An ETF is a fund that typically holds a portfolio of common stocks or bonds.  ETFs may be designed to track the performance of a securities index, such as the S&P 500 or an industry sector index, or may be actively managed in accordance with a particular investment objective and strategy, similar to other non-index based investment companies. ETFs are traded on a securities exchange (e.g., the NYSE Arca) based on their market value. ETFs incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses. Therefore, ETF shareholders pay their proportionate share of these expenses.

Whether a Fund is an appropriate investment for an investor will depend largely upon his or her financial resources and individual investment goals and objectives. The Funds may not be appropriate for investors who engage in short-term trading and/or other speculative strategies and styles.

ETF and Other Investment Company Risk. The Income Fund may invest in, or write or sell options on, ETFs or other investment companies. Through its positions in ETFs and other investment companies, the Income Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF or other investment company could decrease (or increase). Certain of the ETFs or other investment companies in which the Income Fund may invest may hold common portfolio positions, thereby reducing any diversification benefits. Investments in ETFs and other investment companies are also subject to the following additional risks:

•	Expenses. If the Income Fund invests in ETFs or other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies, because you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Income Fund invests in addition to the Income Fund’s direct fees and expenses. Furthermore, investments in ETFs or other investment companies could affect the timing, amount, and character of a fund’s distributions and therefore may increase the amount of your tax liability.

•	Investment Limitation. Under the 1940 Act, the Income Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Income Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Income Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Income Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal.

•	Market Value Risk. The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Income Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Income Fund’s NAV is reduced for undervalued ETFs it holds and that the Income Fund receives less than NAV when selling an ETF).

•	Registration. Shareholders of ETFs that are registered under the Securities Act of 1933 but not the 1940 Act, such as certain ETFs that invest in commodities, do not have the protections of the 1940 Act.

•	Sampling Risk. Index-based ETFs may utilize a representative sampling approach to track their respective underlying indices. Index-based ETFs that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the ETF in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, an ETF will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to an ETF could result in a greater decline in NAV than would be the case if the ETF held all of the securities in the underlying index.

•	Tracking Risk. Index-based ETFs may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, ETFs may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede an ETF’s ability to track its applicable indices or match its performance.

Cash Positions:  Each Fund may invest in all types of Cash Positions, such as money market instruments, U.S. Government obligations, commercial paper, repurchase agreements, and other cash or cash equivalent positions.

Temporary Defensive Positions: Each of the Funds may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions. In such circumstances, the applicable Fund may also hold up to 100% of its portfolio in Cash Positions. When a Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Options: A Fund generally utilizes exchange-traded options guaranteed for settlement by the Options Clearing Corporation, a market clearinghouse; however, the Fund may also engage in transactions in OTC options. By buying a put option on a particular instrument, a Fund pays a premium for the right to sell the underlying instruments at the strike price, thus limiting the Fund’s risk of loss through a decline in the market value of the instrument until the put option expires. By buying an index put option, a Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the put option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index put options cannot provide in advance for their potential settlement obligations by selling short the underlying securities. A Fund may lose the premium paid for purchased options. A Fund also has the authority to write (i.e., sell) put options. A Fund will receive a premium for writing a put option, which may increase the Fund’s return. In writing a put option on a particular instrument, a Fund has the obligation to buy the underlying instrument at an agreed upon price if the price of such instrument decreases below the strike price. In writing index put options, the Fund will be responsible, during the option’s life, for any decreases in the value of the index below the strike price of the put option. When an index put option is exercised, a Fund will be required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index at contract termination. Thus, the exercise of put options sold by a Fund may require the Fund to sell portfolio securities to generate cash at inopportune times or for unattractive prices.

A purchased call option on a particular instrument gives a Fund the right to buy, and obligates the seller to sell, the underlying instrument at the strike price at any time during the option period. The purchaser of an index call option has the right to receive a cash payment equal to any appreciation in the value of the index over the strike price of the call option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index call options such as a Fund cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. A Fund also is authorized to write (i.e. sell) call options on instruments in which it may invest and to enter into closing purchase transactions with respect to such options. A Fund’s ability to sell the instrument underlying a call option may be limited while the option is in effect unless the Fund enters into a closing purchase transaction. As the seller of index call options, a Fund will be responsible, during the option’s life, for any increases in the value of the index above the strike price of the call option. When an index call option is exercised, a Fund will be required to deliver an amount of cash determined by the excess of the value of the index at contract termination over the strike price of the option.

Options positions are marked to market daily. The value of options is affected by changes in the value and dividend rates of the securities underlying the option or represented in the index underlying the option, changes in interest rates, changes in the actual or perceived volatility of the relevant index or market and the remaining time to the options’ expiration, as well as trading conditions in the options market.

When writing a call option, a Fund will (i) maintain with its custodian assets determined to be liquid in an amount at least equal to the strike price of the option, (ii) hold an amount of the underlying securities (e.g., in the case of an ETF option, the underlying ETF) matching the underlying obligation, or (iii) hold a call on the associated index or instrument where the strike price of the call held is (a) equal to or less than the strike price of the call written, or (b) greater than the strike price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid (or, in the case of options on ETFs, a number of ETFs equivalent to the difference).

When writing a put option, a Fund will (i) maintain with its custodian assets determined to be liquid in an amount at least equal to the strike price of the option, or (ii) hold a put on the associated index or instrument where the strike price of the put held is (a) equal to or greater than the strike price of the put written, or (b) less than the strike price of the put written, provided the difference is maintained by the Fund in segregated assets determined to be liquid.

Options on broad-based equity indices that trade on a national securities exchange registered with the SEC or a domestic board of trade designated as a contract market by the Commodity Futures Trading Commission generally qualify for treatment as “section 1256 contracts” as defined in the Code. Under the Code, capital gains and losses on “section 1256 contracts” are generally recognized annually based on a marking-to-market of open positions at tax year-end, with gains or losses treated as 60% long-term and 40% short-term, regardless of holding period.

In addition to options on broad-based equity indices, a Fund may utilize options based on ETFs that replicate the performance of a broad-based equity index. The value of ETFs is subject to change as the values of the component securities fluctuate. Such ETFs may not exactly match the performance of the index due to cash balances, differences in securities weightings, expenses and other factors. Options on such ETFs do not qualify as “section 1256 contracts” and disposition of any ETF options will likely result in short-term or long-term capital gains or losses depending on the holding period.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER

The Funds’ investment adviser is Stadion Money Management, LLC, located at 1061 Cliff Dawson Road, Watkinsville, Georgia, 30677. The Adviser serves in that capacity pursuant to investment advisory agreements with the Stadion Investment Trust (the “Trust”) on behalf of the Funds. Subject to the authority of the Trust’s Board of Trustees (the “Board” or “Trustees”), the Adviser provides guidance and policy direction in connection with its daily management of the Funds’ assets. The Adviser is also responsible for the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies approved by the Board.

The Adviser is a Delaware limited liability company controlled by certain investment entities controlled and managed by TA Associates, Inc. (“TA”). The Adviser was organized in April 2011 through a corporate reorganization whereby Stadion Money Management, Inc. (“Stadion Inc.”), the Adviser’s predecessor firm, contributed substantially all of its business to the Adviser in exchange for interests in the Adviser. The executives and members of the advisory staff of the Adviser have extensive experience in managing investments for clients including individuals, corporations, non-taxable entities and other business and private accounts since Stadion Inc. was founded in 1991. As of August 31, 2016 the Adviser had approximately $3.59 billion in assets under management.

Information regarding the portfolio managers for each Fund is provided below.  Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Funds is available in the SAI.

Growth Fund Portfolio Managers

The Growth Fund is managed by a portfolio management team consisting of Paul M. Frank (Lead Portfolio Manager), Brad A. Thompson, CFA and William McGough, CFA. Each member of the Fund’s portfolio management team is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Frank joined the portfolio management team in April 2013 and was former President of Aviemore Asset Management, LLC, the Predecessor Fund’s former investment adviser.  Mr. Frank has been a member of the Fund and Predecessor Fund’s portfolio management team since its inception.  Mr. Thompson and Mr. McGough joined the portfolio management team in 2013.

Defensive Fund Portfolio Managers

The Fund is managed by a portfolio management team consisting of Brad A. Thompson, CFA, Clayton Fresk, CFA, and William McGough, CFA. Each member of the portfolio management team is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Thompson joined the portfolio management team in 2009, Mr. McGough joined the portfolio management team in 2013, and Mr. Fresk joined the portfolio management team in 2015.

Alternative Fund Portfolio Managers

The Alternative Fund is managed by a portfolio management team consisting of Brad A. Thompson, CFA, Clayton Shiver, CFA and William McGough, CFA. Each member of the portfolio management team is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Thompson has been a member of the portfolio management team since the Alternative Fund’s inception in 2012 and Mr. Shiver and Mr. McGough joined the portfolio management team in 2015.

Income Fund Portfolio Managers

The Income Fund is managed by a portfolio management team consisting of Brad A. Thompson, CFA, CFA, Clayton Fresk, CFA, William McGough, CFA, and Clayton Shiver, CFA. Each member of the portfolio management team is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Fresk was a member of the portfolio management team from inception in December 2012 until April 2015, and rejoined in June 2015. Mr. Thompson joined the portfolio management team in 2012, and Mr. McGough joined the portfolio management team in 2015, and Mr. Shiver joined the portfolio management team in 2016.

International Fund Portfolio Managers

The International Fund is managed by a portfolio management team consisting of Brad A. Thompson, CFA, John M. Wiens, CFA and William McGough, CFA. Each member of the portfolio management team is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Thompson joined the portfolio management team in 2012, Mr. Wiens and Mr. McGough joined the portfolio management team in 2013.

Managed Fund Portfolio Managers

The Managed Fund is managed by a portfolio management team consisting of Brad A. Thompson, CFA, Clayton Fresk, CFA, and William McGough, CFA. Each member of the portfolio management team is jointly and primarily responsible for the day-to-day management of the Fund. Mr. Thompson joined the portfolio management team in 2009, Mr. McGough joined the portfolio management team in 2013, and Mr. Fresk joined the portfolio management team in 2015.

Additional Information Regarding Portfolio Managers

Brad A. Thompson, CFA. Mr. Thompson serves as Chief Investment Officer of the Adviser and has been a Portfolio Manager and an officer of the Adviser (and its predecessor), serving in a supervisory role for portfolio management operations since 2006. He has a Bachelor of Business Administration Degree in Finance from the University of Georgia and holds the Chartered Financial Analyst designation. Mr. Thompson is a member of the CFA Institute and the Bermuda Society of Financial Analysts and also holds the Chartered Retirement Plan Specialist Designation.

John M. Wiens, CFA. Mr. Wiens is a Portfolio Manager for the Adviser and has served in that capacity since joining the Adviser in 2011. Mr. Wiens worked for J.P. Morgan from 2010-2011 as Vice President and Banker where he constructed portfolios and asset allocation models for both high net worth individuals and institutions. He also worked at Lehman Brothers, Inc. from 2007-2009 and Barclays LLC from 2009 until 2010. He has a BA and MBA from the University of Alabama and also holds the Chartered Financial Analyst designation.

William McGough, CFA. Mr. McGough is Senior Vice President of Portfolio Management of the Adviser since June 2015.  He previously served as Vice President, Portfolio Manager from 2003 until 2015. He has a Bachelor of Business Administration Degree from the University of Georgia and also holds the Chartered Financial Analyst designation.

Clayton Fresk, CFA. Mr. Fresk is a Portfolio Manager of the Adviser since June 2015.  He previously served as a Portfolio Management Analyst from 2009 until June 2015. He previously served as a Senior Business Analyst at RiverSource Investments LLC from 2006 until 2009. He has a Bachelor of Arts degree in Finance and Marketing and an M.B.A. degree from the University of Minnesota. He also holds the Chartered Financial Analyst designation.

Clayton Shiver, CFA. Mr. Shiver serves as a portfolio manager for the Adviser and has served as an analyst among other duties for the Advisor (and its predecessor) since 2009. He has a Bachelor of Business Administration Degree in Finance from the University of Georgia and also holds the Chartered Financial Analyst designation

Paul M. Frank. Mr. Frank is the Lead Portfolio Manager of the Growth Fund and has served in this capacity since December 2014.  He has served as a Senior Portfolio Manager of the Adviser since joining the Adviser in 2013. Mr. Frank founded Aviemore Asset Management, LLC in 1993 and served as its President until 2013. He also served as President, Treasurer, Trustee and Chief Compliance Officer of Aviemore Funds from 2004 until 2013. Mr. Frank has a Bachelor of Arts in History and Economics from Drew University. Mr. Frank also completed a Masters of Business Administration in Finance from Fordham University’s Graduate School of Business Administration in 1992, earning the Dean’s award for academic excellence and named class valedictorian.

Adviser Compensation. As full compensation for the investment advisory services provided to the Funds, the Adviser receives monthly compensation from each Fund in accordance with the Contractual Fee Rate provided in the table below.

Funds	Contractual Fee Rates	Actual Advisory Fees(1)
Growth Fund	At an annual rate of 1.25% of its average daily net assets up to $150 million and 1.00% of its average daily net assets over $150 million.	1.15%
Defensive Fund	At an annual rate of 1.25% of its average daily net assets up to $150 million and 1.00% of its average daily net assets over $150 million.	1.25%
Alternative Fund	At an annual rate of 1.25% of its average daily net assets up to $150 million and 1.00% of its average daily net assets over $150 million.	1.25%
Income Fund	At an annual rate of 0.85% of its average daily net assets.	0.85%
International Fund	At an annual rate of 1.25% of its average daily net assets up to $150 million and 1.00% of its average daily net assets over $150 million.	1.25%
Managed Fund	At an annual rate of 1.25% of its average daily net assets up to $150 million and 1.00% of its average daily net assets over $150 million.	1.24%

(1)	Actual Advisory Fees for the Funds are for the fiscal year ended May 31, 2016 reflective of breakpoints.

Expense Limitation Agreements. The Adviser has entered into an Expense Limitation Agreement with the Growth Fund, under which the Adviser has contractually agreed to waive or reduce its fees and to assume other expenses of the Growth Fund, if necessary, in an amount that limits annual operating expenses of Class A shares, Class C shares, and Class I shares of the Funds (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, payments, if any, under the Rule 12b-1 Plan and Acquired Fund Fees and Expenses) to not more than 1.30% of the average daily net assets allocable to each Class until October 1, 2017. Pursuant to the Expense Limitation Agreement with the Growth Fund, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses from 1.70% (or lower) to 1.30% within the most recent three fiscal years prior to the request shall be repaid to the Adviser by the Growth Fund; provided, however, that the total annual Fund Operating Expenses for the applicable following year, after giving effect to the repayment, shall not exceed 1.30% of the average daily net assets of the Growth Fund (or any lower expense limitation or limitations to which the parties may otherwise agree).

The Adviser has entered into an Expense Limitation Agreement with the Defensive Fund, the Alternative Fund, the International Fund, and the Managed Fund under which the Adviser has contractually agreed to waive its fees and to assume other expenses of each Fund, if necessary, in an amount that limits the annual operating expenses of Class A shares, Class C shares, and Class I shares of the Funds (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses, and payments, if any, under a Rule 12b-1 Distribution Plan) to not more than 1.70% of the average daily net assets allocable to each Class until October 1, 2017.

The Adviser has entered into an Expense Limitation Agreement with the Income Fund, under which the Adviser has contractually agreed to waive its fees and to assume other expenses of the Income Fund, if necessary, in an amount that limits the annual operating expenses of Class A shares, Class C shares, and Class I shares of the Income Fund (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses, and payments, if any, under a Rule 12b-1 Distribution Plan) to not more than 1.15% of the average daily net assets allocable to each Class until October 1, 2017.

It is expected that each of the Expense Limitation Agreements for all the Funds will continue from year-to-year provided such continuance is approved by the Board. The Trust may terminate any of the Expense Limitation Agreements at any time. The Adviser may also terminate a Fund’s Expense Limitation Agreement at the end of the then-current term upon not less than 90 days’ notice to the Trust, as set forth in each Expense Limitation Agreement.

Disclosure Regarding Advisory Agreement Approval. A discussion regarding the basis for the Board’s most recent approval of the investment advisory agreements for the Funds is available in the annual report to shareholders for the fiscal year period ended May 31, 2016. You may obtain a copy of the annual report, without charge, upon request to the Funds.

BOARD OF TRUSTEES

Each of the Funds is a series of the Trust, an open-end management investment company organized as a Delaware statutory trust on February 28, 2003. The Board supervises the operations of the Funds according to applicable state and federal law, and is responsible for the overall management of the Funds’ business affairs.

ADMINISTRATOR AND TRANSFER AGENT

ALPS Fund Services, Inc. (“ALPS” or the “Transfer Agent”), 1290 Broadway, Suite 1100, Denver, CO  80203, serves as the Funds’ administrator, transfer agent, and fund accounting agent. Management and administrative services of ALPS include (i) providing office space, equipment and officers and clerical personnel to the Funds, (ii) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services, (iii) recordkeeping, (iv) regulatory, compliance and reporting services, (v) processing shareholder account transactions and disbursing dividends and distributions, and (vi) supervising custodial and other third party services.

DISTRIBUTOR

ALPS Distributors, Inc. (the “Distributor”) is the principal underwriter of the Funds’ shares and serves as the exclusive agent for the distribution of the Funds’ shares. The Distributor may sell the Funds’ shares to or through qualified securities dealers or other approved entities, including, without limitation, sub-distributors, fund supermarkets, wholesalers, and other marketing and distribution outlets.

EXPENSES OF THE FUNDS

In addition to fees payable under the Funds’ Rule 12b-1 Distribution Plans and the investment advisory fees, each Fund pays all expenses not assumed by the Adviser, including, without limitation: (i) the fees and expenses of its independent registered public accounting firm and legal counsel; (ii) the costs of printing and mailing to existing shareholders annual and semi-annual reports, proxy statements, prospectuses, SAIs and supplements thereto; (iii) fees of the Funds’ administrator and transfer agent; (iv) bank transaction charges and custodian fees; (v) proxy solicitors’ fees and expenses; (vi) registration and filing fees; (vii) federal, state or local income or other taxes; (viii) interest; (ix) membership fees of the Investment Company Institute and similar organizations; (x) fidelity bond and liability insurance premiums; and (xi) any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each Fund on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of each Fund or the nature of the services performed and relative applicability to each Fund.

INVESTING IN THE FUNDS

MINIMUM INVESTMENT

Class A and Class C Shares. The minimum initial investment for Class A and Class C shares is $1,000 and the minimum additional investment is $250 (or $100 for those participating in an automatic investment plan). The Funds may, at the Adviser’s sole discretion, accept accounts with less than the minimum investment.

Class I Shares. There is no minimum initial investment or minimum additional investment for Class I shares.  Please refer to the section titled “Choosing a Share Class”, below, for information regarding Class I investment requirements.

CHOOSING A SHARE CLASS

Through this Prospectus, each Fund is offering three classes of shares: Class A shares, Class C shares and Class I shares (each a “Class” and collectively the “Classes”). The three Classes, which represent interests in the same portfolio of investments and have the same rights, differ primarily in sales charges and the expenses to which they are subject. The decision as to which Class of shares (A, C, or I) is more beneficial to you depends on the amount of your investment and the amount of time you intend to hold your shares. If you are investing a large amount and plan to hold your shares for a long period of time, you should consider purchasing Class A shares. Class A shares may qualify for a reduced sales charge and have lower ongoing expenses than Class C shares over the term of the investment. If you are investing a lesser amount and you plan to invest for a shorter period of time, you should consider Class C shares. Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Funds, but are subject to higher ongoing expenses than Class A shares.  Class I shares generally are available only to the following eligible investors:

•	investors who purchase shares through advisory fee-based programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions that have a selling, administration or any similar agreement with the Fund, whose use of Class I shares will depend on the structure of the particular advisory fee-based wrap program;

•	bank trust departments or law firms acting as trustee or manager for trust accounts;

•	defined benefit retirement plans, endowments or foundations; and

•	to current or retired officers, directors and employees of the Fund, Adviser and its subsidiaries, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons’ spouses or legal equivalents under applicable state law;

Except for eligible investors described above, Class I shares are not available to individual investors, unless such investors purchased their shares prior to August 7, 2015 and wish to add to their existing account.

In addition, the Adviser may accept, in its sole discretion, investments in Class I shares from purchasers not listed above.

CLASS A SHARES

Class A shares of each Fund are sold subject to a maximum sales charge of 5.75%, so that the term “offering price” includes the front-end sales charge. Class A shares are redeemed at net asset value (“NAV”), except that certain purchases of $1 million or more may be charged a CDSC of 1.00% if they are redeemed within 12 months of their purchase. Class A shares are subject to an annual 12b-1 fee of up to 0.25% of the Fund’s average daily net assets allocable to Class A shares.

Sales Charges. The public offering price of Class A shares of the Funds is the NAV per share plus a sales charge. The Distributor receives this sales charge and may reallow it as follows:

Amount of Investment (At Public Offering Price)	Sales Charge As % of Public Offering Price	Sales Charge As % of Net Amount Invested	Dealer Reallowance As % of Public Offering Price
Less than $25,000	5.75%	6.10%	5.25%
$25,000 but less than $50,000	5.00%	5.26%	4.50%
$50,000 but less than $100,000	4.50%	4.71%	4.00%
$100,000 but less than $250,000	3.50%	3.63%	3.00%
$250,000 but less than $500,000	2.50%	2.56%	2.25%
$500,000 but less than $750,000	2.00%	2.04%	1.75%
$750,000 but less than $1,000,000	1.50%	1.52%	1.30%
$1,000,000 or more*	None	None	None

*	In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase. The CDSC is used to reimburse the Distributor for paying broker-dealers a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your purchase.

From time to time, broker-dealers who receive reallowances from the Distributor may reallow all or a portion of such broker-dealer discounts and brokerage commissions to other broker-dealers. The sales charge payable to the Distributor and the dealer reallowances may be suspended, terminated, or amended. The Distributor or the Adviser, at their expense, may, from time to time, provide additional promotional incentives to broker-dealers who sell shares of the Funds. Additionally, broker-dealers who initiate and are responsible for the purchase of shares of $1 million but less than $3 million may be paid a 1.00% finder’s fee (“compensation”) on the purchase amount; for a purchase of shares of $3 million but less than $5 million 0.75% of the purchase amount may be paid as compensation; for a purchase of shares of $5 million but less than $10 million 0.50% of the purchase amount may be paid as compensation; for a purchase of $10 million or greater 0.25% of the purchase amount may be paid as compensation.  If the broker-dealer receives such a commission on shares, the Distributor will be entitled to recoup all or a portion of the compensation received by the broker-dealer by receiving 12b-1 fees from such shares for the first year.

Reduced Sales Charges. Consistent with the policies in this Prospectus, certain investments with any of the Funds offered by the Trust may be combined for purposes of purchasing shares with a lower sales charge.

•	Aggregating Accounts. Investors and members of the same family may aggregate investments in Class A shares held in all accounts (e.g., non-retirement and retirement accounts) with the Funds and/or with financial intermediaries in order to obtain a reduced sales charge.

•	Concurrent Purchases. For purposes of qualifying for a lower sales charge, investors have the privilege of combining concurrent purchases of Class A shares of the Funds. This privilege may be modified or eliminated at any time by the Trust without notice.

•	Rights of Accumulation. The sales charge applicable to a purchase of Class A shares by an investor is determined by adding the purchase price of the Class A shares to be purchased, including any concurrent purchases as described above, to the aggregate value of Class A shares of the Funds previously purchased and then owned, provided the Distributor is notified by the investor or his/her broker-dealer each time a purchase is made which would so qualify. For example, an investor who is purchasing Class A shares with an aggregate value of $50,000 and who currently owns Class A shares of the Funds with an aggregate value of $200,000 would pay a sales charge of 2.50% of the offering price on the new investment.

•	Letter of Intent. Class A sales charges may also be reduced through an agreement to purchase a specified quantity of shares over a designated 13-month period by completing the “Letter of Intent” section of the account application. Information about the “Letter of Intent” procedures, including its terms, is contained in the SAI and on the account application.

•	Investments of $1 Million or More. If you invest $1 million or more either as a lump sum or through rights of accumulation quantity discount or letter of intent programs, you can buy Class A shares without an initial charge.

In order to obtain a reduced sales charge, it may be necessary at the time of purchase for an investor to inform the Funds, the Distributor, or his/her broker-dealer of the existence of other accounts or purchases which are eligible to be aggregated in order to obtain a reduced sales charge. An investor may be required to provide the Funds, the Distributor, or the investor’s broker-dealer certain information to verify his/her eligibility for a reduced sales charge. This information may include, to the extent applicable, the following: (i) information or records regarding shares of the Funds eligible to be aggregated that are in all accounts held at the Funds by the investor; (ii) information or records regarding shares of the Funds eligible to be aggregated that are in accounts held at broker-dealers by the investor; and (iii) information or records regarding shares of the Funds eligible to be aggregated that are in accounts held at the Funds or at any broker-dealers by related parties of the investor, such as members of the same family or certain qualified groups. See the SAI for additional information on reduced sales charges.

Waived Sales Charges. Under certain conditions, Class A shares of a Fund may be purchased without a front-end sales charge. These conditions may include purchases made through or by the following:

•	Employees of dealers that are members of the Financial Industry Regulatory Authority (“FINRA”), members of their immediate families, and their employee benefit plans.

•	Certain trust companies, bank trust departments, and investment advisers that invest on behalf of their clients and charge account management fees.

•	Participants in “no transaction fee” programs of discount brokerages that maintain an omnibus account with the Funds.

•	Individuals purchasing shares with the proceeds of a redemption of Class A shares of a Fund, if the shares were sold with a sales charge and redeemed within the previous 90 days.

The Adviser may also waive applicable sales charges under certain other conditions. Please contact the Adviser or the Distributor to determine eligibility for waived sales charges.

Additional Information About Sales Charges. Information regarding the Funds’ sales charges, as well as information regarding reduced sales charges and waived sales charges, and the terms and conditions for the purchase, pricing and redemption of Fund shares is available on the Funds’ website at www.stadionfunds.com. Further information is available by calling the Funds at 1-866-383-7636.

CLASS C SHARES

Class C shares are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the applicable Fund. However, Class C shares are subject to an annual 12b-1 fee of up to 1.00% of the applicable Fund’s average daily net assets allocable to Class C shares.

The Distributor intends to pay a commission of 1.00% of the purchase amount to your broker at the time you purchase Class C shares.  After paying this commission, the Distributor will be entitled to receive 12b-1 fees for the first 12 months following your purchase, to permit the Distributor to recoup the commission.  Brokers will be entitled to receive 12b-1 fees beginning in the 13th month after purchase.

Class C shares will be assessed a CDSC of 1.00% on redemptions made within 12 months of their purchase (excluding shares purchased with reinvested dividends or capital gains distributions).  Any CDSC will be a percentage of the dollar amount of shares redeemed and will be based on the original purchase cost or the current market value of the Class C shares being redeemed, whichever is less. A CDSC will not be imposed upon redemptions of Class C shares held after 12 months. All or a portion of the CDSC may be paid to reimburse the Distributor for any commissions not yet recouped at the time of your redemption.

CLASS I SHARES

Class I shares are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the applicable Fund. Class I shares are, generally, available for certain broker-dealers and financial intermediaries that have entered into appropriate arrangements with the Funds. These arrangements are generally limited to discretionary managed, asset allocation, eligible retirement plan or asset-based fee programs offered by broker-dealers and financial institutions. Shareholders participating in these programs may be charged fees by their broker-dealer or financial intermediaries.

DISTRIBUTION OF SHARES

Each Fund has adopted a Distribution Plan (each a “Plan”) in accordance with Rule 12b-1 under the 1940 Act that allows it to pay for certain expenses related to the distribution of its shares (“12b-1 fees”), including, but not limited to, payments to securities dealers and other persons (including the Distributor and its affiliates) who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of Fund shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer Agent or the Trust; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders; expenses of obtaining such information, analysis and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of Fund shares.

The annual limitation for payment of expenses pursuant to the Plans is 0.25% of each Fund’s average daily net assets allocable to Class A shares and 1.00% of such assets allocable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder service fee). Payments of 12b-1 fees to broker-dealers and others generally begin immediately after the purchase of Fund shares. For purchases of Class A shares of $1 million or more upon which a sales commission was paid to a broker-dealer by the Adviser, the payment of 12b-1 fees to such broker-dealer and others will begin after the shares have been held for one year.

In the event a Plan is terminated by a Fund in accordance with its terms, the terminating Fund will not be required to make any payments for expenses incurred after the date the Plan terminates. Under the terms of each Plan and the Distribution Agreement with the Distributor, the Funds are authorized to make payments to the Distributor which may be retained by the Distributor or may be used to pay or reimburse entities providing distribution and shareholder support services with respect to the Funds’ Class A shares and Class C shares. The Distributor may make additional payments to dealers and other persons. Because 12b-1 fees are paid out of each Fund’s assets on an ongoing basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges.

PRICING OF SHARES

The price at which you purchase or redeem Fund shares is based on the next calculation of a Fund’s NAV (plus any applicable sales charge) after an order is received in proper form by the Fund. An order is considered to be in proper form if it is complete and contains all necessary information to process the order, is accompanied by payment in full of the purchase amount, and is delivered in an approved manner as set forth in this Prospectus. See “Purchasing Shares” and “Redeeming Shares” for instructions regarding the “proper form” for purchase and redemption orders, respectively. The NAV of each Class of shares of a Fund is calculated by dividing the value of the Fund’s total assets attributable to that Class, less liabilities (including Fund expenses, which are accrued daily) attributable to that Class, by the total number of outstanding shares of the Class. The NAV of each Class of the Funds is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day that the NYSE is open for business. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures approved by, and under the direction of, the Trustees. In determining the value of each Fund’s assets, portfolio securities are generally valued at market using quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. The Funds normally use third party pricing services to obtain market quotations.

Securities and assets for which market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued by the Trust’s Fair Value Pricing Committee at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) portfolio securities, such as securities with small capitalizations, are so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to change the value of the portfolio security prior to the Funds’ NAV calculation; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ NAV calculation. Pursuant to policies adopted by the Trustees, the Adviser consults with the Funds’ administrator on a regular basis regarding the need for fair value pricing. The Adviser is responsible for notifying the Trustees (or the Trust’s Fair Value Committee) when it believes that fair value pricing is required for a particular security. The Funds’ policies regarding fair value pricing are intended to result in a calculation of a Fund’s NAV that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures, and the fair value price may differ substantially from the price at which the security may ultimately be traded or sold. If the fair value price differs from the price that would have been determined using the Funds’ normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security were priced using the Funds’ normal pricing procedures. The performance of the Funds may also be affected if a portfolio security’s fair value price were to differ from the security’s price using the Funds’ normal pricing procedures. The Trustees monitor and evaluate the Funds’ use of fair value pricing, and periodically review the results of any fair valuation under the Funds’ policies.

Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service. If securities in which a Fund invests are listed primarily on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when you will not be able to purchase or redeem Fund shares. Foreign currencies, securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. Eastern time.

To the extent the assets of the Funds are invested in other open-end investment companies that are registered under the 1940 Act, the Funds’ NAV is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

PURCHASING SHARES

Class A and Class C shares may be purchased directly through the Funds or through any broker-dealer authorized to sell shares of the Funds. Class I shares may be purchased only by institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Funds.

Opening An Account

By Mail. To open a new account by mail:

•	Complete and sign the account application.

•	Enclose a check payable to the applicable Fund; reference Class A, Class C, or Class I shares to ensure proper crediting to your account.

•	Mail the application and the check to the Trust’s Transfer Agent at the following address:

Regular Mail Stadion Funds P.O. Box 1920 Denver, CO 80201	Overnight Delivery Stadion Funds 1290 Broadway, Suite 1100 Denver, CO 80203

Payment for shares must be made by check from a U.S. financial institution and payable in U.S. dollars. When Fund shares are purchased by check, the proceeds from the redemption of those shares may not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the date of purchase. If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or other fees incurred by the Funds or the Transfer Agent in the transaction. The Funds do not accept third party checks, checks drawn on non-U.S. financial institutions, cash, drafts, money orders, cashier’s checks, traveler’s checks, credit card checks, “starter” checks, or post-dated checks.

By sending your check to the Funds, please be aware that you are authorizing the Funds to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Funds receive your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Funds cannot post the transaction electronically, you authorize the Funds to present an image copy of your check for payment.

The Funds do not consider the US Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Stadion Funds’ post office box, of purchase orders or redemption requests does not constitute receipt by the Funds.

By Wire Transfer. To open a new account by wire transfer of federal funds, call the Transfer Agent at 1-866-383-7636. A representative will assist you in obtaining an account application, which must be completed, signed and delivered by facsimile, email or mail to the Transfer Agent before payment by wire may be made.

The Funds require advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion for a given trade date. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Funds. An order is considered received when the Funds receive payment by wire in proper form, provided that the completed and signed account application has been accepted by the Transfer Agent and determined to be in proper form. See “Opening an Account – By Mail” above. Your financial institution may charge a fee for wiring funds.

Through Your Broker or Financial Intermediary. Shares of the Funds may be purchased through certain brokerage firms and financial Intermediaries that are authorized to receive orders on behalf of the Funds and such organizations may be authorized to designate intermediaries to receive orders on behalf of the Funds. Receipt of your order by such authorized organizations and intermediaries will constitute receipt of your order by the applicable Fund.  Orders will be priced at the NAV (plus any applicable sales charge) next determined after your order is received by such organization, or its authorized designee, in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Funds. These organizations may be the shareholders of record of your Fund shares. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem Fund shares.

Additional Investments. Once an account is open, additional purchases of Class A and Class C shares may be made at any time in minimum amounts of $250, except for accounts participating in an automatic investment plan, which must be in amounts of at least $100. There is no minimum additional investment for Class I shares. Additional purchases may be made:

•	By sending a check, made payable to the applicable Fund, P.O. Box 1920, Denver, CO, 80201. Be sure to note your account number on the memo line of your check. The shareholder will be responsible for any fees incurred or losses suffered by a Fund as a result of any check returned for insufficient funds;

•	By wire transfer of federal funds, as described above under “Opening an Account – By Wire Transfer.” Shareholders should call the Transfer Agent at 1-866-383-7636 before wiring funds; or

•	Through your brokerage firm or other financial institution.

Automatic Investment Plan and Direct Deposit Plans. You may make automatic monthly or quarterly investments in a Fund from your bank, savings and loan, or other depository institution account. The minimum investment must be $100 under the automatic investment plan and investments are made on or about the 15th and/or last business day of each month. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days’ written notice, to make reasonable charges. Your depository institution may impose its own charge for making transfers from your account.

Your employer may offer a direct deposit plan which will allow you to have all or a portion of your paycheck transferred automatically to purchase shares of a Fund. Please call 1-866-383-7636 for more information about the automatic investment plan and direct deposit plans.

Important Information about Procedures for Opening a New Account. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your Fund shares will be redeemed at the NAV next calculated after the account is closed. In that case, your redemption proceeds may be worth more or less than your original investment. The Funds will not be responsible for any loss incurred due to the Funds’ inability to verify your identity.

Additional Information. Each Fund reserves the right to reject any purchase request and suspend the offering of its shares at any time. Each Fund mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued.

EXCHANGING SHARES

Shares of a Fund may be exchanged at NAV for the same class of shares of any other Fund. You must meet the minimum investment requirements for the Fund into which you are exchanging. The exchange of shares of one Fund for shares of another Fund is treated, for federal income tax purposes, as a sale on which you may realize a taxable gain or loss.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem Fund shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending upon when you originally purchased the exchanged shares. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

Shares of the Fund acquired by means of an exchange will be purchased at the NAV next determined after acceptance of the exchange request by the Fund. Exchanges may be made by sending a written request to the Transfer Agent, or by calling 1-866-383-7636. Please provide the following information:

•	Your name and telephone number;

•	The exact name of your account and your account number;

•	Taxpayer identification number (usually your Social Security number);

•	Dollar value or number of shares to be exchanged;

•	The name of the Fund from which the exchange is to be made; and

•	The name of the Fund into which the exchange is being made.

The registration and taxpayer identification numbers of the two accounts involved in the exchange must be identical. To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Funds reserve the right to terminate or modify the exchange privilege upon 60 days’ notice to shareholders.

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Funds will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.

Interclass Exchanges. You may exchange your shares of a Fund for another Class of the Fund, provided that you hold your shares through an eligible institution that has a valid sales agreement with the Fund’s distributor authorizing such transaction, and you are eligible to invest in another Class of the Fund in accordance with the criteria set for in this prospectus. In the event that you no longer meet eligibility requirements for investment in one or more classes of shares, the Fund or your authorized representative may elect to exchange your shares for another Class of the Fund for which you are eligible. Interclass exchanges are generally not taxable.

REDEEMING SHARES

Shares of each Fund may be redeemed on any day on which the Fund computes its NAV. Shares are redeemed at their NAV (subject to any applicable CDSC) next determined after the Fund receives your redemption request in proper form. Redemption requests may be made by mail or by telephone.

By Mail. You may redeem shares by mailing a written request to the Stadion Funds, P.O. Box, 1920, Denver, CO, 80201. Written requests must state the shareholder’s name, the name of the Fund, the account number and the shares or dollar amount to be redeemed and be signed exactly as your name appears on the Funds’ account records.

The Funds do not consider the US Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the Stadion Funds’ post office box, of purchase orders or redemption requests does not constitute receipt by the Funds.

Contingent Deferred Sales Charge for Certain Redemptions of Class A and Class C Shares. Shareholders who purchased $1 million or more Class A shares and did not pay a front-end sales charge may be assessed a CDSC upon redemption equal to 1.00% of the amount redeemed, or the original purchase cost of such shares, whichever is less, if such shares are redeemed within 12 months of their purchase. Shareholders who purchase Class C will be assessed a CDSC upon redemption equal to 1.00% of the amount redeemed or the original purchase cost of such shares, whichever is less, if such shares are redeemed within 12 months of their purchase.

The Funds use a “first in, first out” method for calculating the CDSC. This means that Fund shares held the longest will be redeemed first, and Fund shares held the shortest time will be redeemed last. The CDSC will not be imposed on the redemption of shares representing reinvested dividends or capital gains distributions, or on amounts representing a capital appreciation of shares. The CDSC is used to reimburse the Distributor for paying dealers a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your purchase.

In determining whether a particular redemption is subject to a CDSC, the holding period for the CDSC begins on the day you buy your Fund shares. Your Fund shares will age one month on that same date the next month and each following month. For example, if you buy shares on the 15th of the month, they will age one month on the 15th day of the next month and each following month. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any Fund shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the Fund shares in the order they were purchased.

The Funds reserve the right to modify, waive or eliminate the CDSC at any time. The CDSC is waived for any partial or complete redemption following death or disability (as defined in Section 22(e)(3) of the Internal Revenue Code) of a shareholder named on the account, provided the Fund is notified of the requested exemption at the time of the redemption request. The Funds may require documentation prior to waiver of the CDSC, including death certificates, physicians’ certificates, etc.

Signature Guarantees. If the shares to be redeemed have a value greater than $50,000, you must have all signatures on redemption requests guaranteed. If the name(s) or the address on your account has changed within the previous 15 days of your redemption request, or if the payment of the proceeds of a redemption of any amount is to be sent to a person, address or bank account not on record with the Funds, or if you are adding or changing Automated Clearing House (ACH) or wire instructions, telephone redemption options, or any other election in connection with your account, the request must be made in writing with your signature guaranteed, regardless of the value of the Fund shares being redeemed. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial intermediary that participates in the STAMP Medallion signature guarantee program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions that do not participate in the STAMP Medallion Program will not be accepted. A notary public cannot provide a signature guarantee. Members of STAMP are subject to dollar limitations which must be considered when requesting their guarantee. A Fund may reject any signature guaranteed transaction if it believes the transaction would otherwise be improper. The Funds and the Transfer Agent reserve the right to require signature guarantees on all redemptions. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent’s procedures may be obtained by calling the Transfer Agent.

Telephone Redemptions. Unless you specifically decline the telephone redemption privilege on your account application, you may also redeem Fund shares having a value of $50,000 or less by telephone by calling the Transfer Agent at 1-866-383-7636.

Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Funds. Upon request, redemption proceeds of $100 or more may be transferred electronically from an account you maintain with a financial institution by an ACH transaction, and proceeds of $5,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee by the Funds’ custodian for outgoing wires. Account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above.

The Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Funds will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

Through Your Broker or Financial Intermediary. You may also redeem your shares through a brokerage firm or financial intermediary that has been authorized to accept orders on behalf of the Funds at the NAV next determined after your order is received by such organization in proper form. NAV is normally determined as of 4:00 p.m., Eastern time. Your brokerage firm or financial intermediary may require a redemption request to be received at an earlier time during the day in order for your redemption to be effective as of the day the order is received. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

Receiving Payment. The Funds normally make payment for all shares redeemed within 7 days after receipt by the Transfer Agent of a redemption request in proper form. Under unusual circumstances as provided by the rules of the SEC, the Funds may suspend the right of redemption or delay payment of redemption proceeds for more than 7 days. A requested wire of redemption proceeds normally will be sent on the business day following a redemption. However, when Fund shares are purchased by check, the proceeds from the redemption of those Fund shares will not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days.

The Fund is not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments when shareholder payment instructions are followed.

Systematic Withdrawal Plan. A shareholder who owns shares of one or more of the Funds valued at more than $5,000 at the current offering price may establish a Systematic Withdrawal Plan to receive a monthly or quarterly payment in a stated amount (not less than $100). Each month or quarter, as specified, shares in your account will automatically be redeemed to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Funds or paid in cash. There is currently no charge for this service, but the Transfer Agent reserves the right, upon 30 days’ written notice, to make reasonable charges. Telephone the Transfer Agent toll-free at 1-866-383-7636 for additional information.

Redemptions In Kind. The Funds reserve the right to make redemptions in kind (a payment in portfolio securities rather than cash). Generally, redemption in kind is used when a large redemption request may cause harm to a Fund and its shareholders. In such a case, the Fund may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions will be valued at the same value assigned to them in computing a Fund’s NAV. When you convert these securities to cash, you will pay brokerage charges.

Minimum Account Balance. Due to the high cost of maintaining shareholder accounts, the Funds may involuntarily redeem Fund shares in an account and pay the proceeds to the shareholder if the shareholder’s account balance falls below the minimum initial investment required for the shareholder’s type of account due to shareholder redemptions (see “Investing in the Funds – Minimum Investment” above). This does not apply, however, if the balance falls below the minimum solely because of a decline in a Fund’s NAV. Before Fund shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Fund shares to meet the minimum account balance requirement.

Verification of Shareholder Transaction Statements. You must contact the Fund in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The Fund may deny your ability to refute a transaction if it does not hear from you within 60 days after the confirmation statement date.

Non-receipt of Purchase Wire / Insufficient Funds Policy. The Funds reserve the right to cancel a purchase if payment of the check or electronic funds transfer does not clear your bank, or if a wire is not received by settlement date. A Fund may charge a fee for insufficient funds and you may be responsible for any fees imposed by your bank and any losses that the Fund may incur as a result of the canceled purchase.

FREQUENT TRADING POLICIES

Frequent purchases and redemptions (“Frequent Trading”) of shares of the Funds may present a number of risks to other shareholders of the Funds. These risks may include, among other things, dilution in the value of shares of the Funds held by long-term shareholders, interference with the efficient management by the Adviser of the Funds’ portfolio holdings, and increased brokerage and administration costs. Due to the potential of a thin market for the Funds’ portfolio securities, as well as overall adverse market, economic, political or other conditions affecting the sale price of portfolio securities, the Funds could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Frequent Trading may also increase portfolio turnover which may result in increased capital gains taxes for shareholders of the Funds. These capital gains could include short-term capital gains taxed at ordinary income tax rates.

The Board has adopted a policy that is intended to identify and discourage Frequent Trading by shareholders of the Funds. Under the Funds’ policy, the Adviser has the discretion to refuse to accept further purchase and/or exchange orders from an investor if the Adviser believes the investor has a pattern of Frequent Trading that the Adviser considers not to be in the best interests of the other shareholders. To assist the Adviser in identifying possible Frequent Trading patterns, the Transfer Agent provides a daily record of each Fund’s shareholder trades to the Adviser, or its designee. The Transfer Agent also assists the Adviser in monitoring and testing shareholder purchase and redemption orders for possible incidents of Frequent Trading.

Under the Funds’ policy regarding Frequent Trading, the Funds intend to limit investments from investor accounts that purchase and redeem shares over a period of less than ten days in which (i) the redemption amount is within ten percent of the previous purchase amount(s); (ii) the redemption amount is greater than $100,000; and (iii) two or more such redemptions occur during a 60 calendar day period. In the event such a purchase and redemption pattern is detected, an investor account and any other account with the same taxpayer identification number will be precluded from investing in that Fund (including investments that are part of an exchange transaction) for at least 30 calendar days after the redemption transaction. The Funds may modify any terms or conditions applicable to the purchase of Fund shares or modify their policies as they deem necessary to deter Frequent Trading.

The Funds do not accommodate frequent purchases or redemptions of Fund shares.

The Funds use reasonable means available to ensure the foregoing restrictions are applied uniformly. However, when financial intermediaries establish omnibus accounts in a Fund for their clients, the Fund may not be able to monitor the individual clients’ trading activity. The Funds review trading activity at the omnibus account level, and look for activity that may indicate potential Frequent Trading or market timing. If a Fund detects suspicious trading activity, the Fund will seek the assistance of the financial intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the financial intermediary and/or its client. Financial intermediaries may apply frequent trading policies that differ from those described in this Prospectus. If you invest with the Funds through a financial intermediary, please read that firm’s program materials carefully to learn of any rules or fees that may apply.

Although the Funds have taken steps to discourage Frequent Trading of the Funds’ shares, they cannot guarantee that such trading will not occur.

DISTRIBUTIONS

Each of the Funds may distribute its net investment income to its shareholders quarterly, but, in any event, expects to distribute substantially all of its net investment income to its shareholders at least annually.  Each of the Funds expects to distribute its net realized capital gains at least annually.  Absent instructions to pay distributions in cash, distributions will be reinvested automatically in additional shares of the applicable Fund.

FEDERAL TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Funds.

Shareholders may elect to receive dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Funds will not be taxed on amounts they distribute, shareholders will generally be taxed on distributions paid by the Funds, regardless of whether distributions are paid in cash or reinvested in additional Fund shares.

Distributions attributable to net investment income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long a shareholder has held Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

In general, a shareholder who sells or redeems Fund shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund shares. An exchange of shares is treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Funds may be required to withhold U.S. federal income tax (presently at the rate of 28%) for all distributions payable to shareholders who fail to provide the Funds with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

The Emergency Economic Stabilization Act of 2008 requires that mutual fund companies report cost basis information to the IRS on Form 1099-B for any sale of mutual fund shares acquired after January 1, 2012 (“Covered Shares”). Under the new regulations, mutual funds must select a default cost basis calculation method and apply that method to the sale of Covered Shares unless an alternate IRS approved method is specifically elected in writing by the shareholder. Average Cost, which is the mutual fund industry standard, has been selected as the Funds’ default cost basis calculation method. If a shareholder determines that an IRS approved cost basis calculation method other than the Funds’ default method of Average Cost is more appropriate, he must contact the Funds at the time of or in advance of the sale of Covered Shares that are to be subject to that alternate election. IRS regulations do not permit the change of a cost basis election on previously executed trades.

All Covered Shares purchased in non-retirement accounts are subject to the new cost basis reporting legislation. Non-covered shares are mutual fund shares that were acquired prior to the effective date of January 1, 2012. Cost basis information will not be reported to the IRS or shareholder upon the sale of any non-covered mutual fund shares. Non-covered shares will be redeemed first.

Alternative Fund and Income Fund. In implementing the investment strategies of the Alternative Fund and the Income Fund, the Adviser intends to employ a variety of techniques and strategies designed to minimize and defer the federal income taxes incurred by shareholders in connection with their investments in the Funds. These include: (1) buying and selling index options that qualify for treatment as “section 1256 contracts” on which capital gains and losses are generally treated as 60% long-term and 40% short-term, regardless of the holding period; (2) limiting the overlap of the Fund’s stock portfolio versus the stock indices on which it buys put options and sells call options to less than 70% so that the Funds’ stock holding and index options are not subject to the “straddle rules;” (3) investing in stocks that pay dividends that qualify for federal income taxation at rates applicable to long-term capital gains and complying with the holdings period and other requirements for favorable tax treatment; (4) engaging in a systematic program of tax-loss harvesting in the Funds’ stock portfolio, periodically selling stock positions that have depreciated in value to realize capital losses that can be used to offset capital gains realized by the Funds; and (5) minimizing the sale of appreciated stock positions to reduced realized capital gains. When an appreciated security is sold, the Funds intend to select for sale the share lots resulting in the most favorable tax treatment, generally those with holding periods sufficient to qualify for long-term capital gains treatment that have the highest cost basis. The ability of the Alternative Fund and the Income Fund to utilize various tax management techniques may be curtailed or eliminated in the future by tax legislation or regulation.

International Fund.  Distributions resulting from the sale of foreign currencies and foreign securities by the International Fund, to the extent of foreign exchange gains, are generally taxed as ordinary income or loss. If the International Fund pays non-refundable taxes to foreign governments during the year, these taxes will reduce the Fund’s net investment income but still may be included in your taxable income. However, you may be able to claim an offsetting tax credit or itemized deduction on your return for your portion of foreign taxes paid by the International Fund.

Shareholders should consult with their own tax advisors to ensure that distributions and income from the sale of Fund shares are treated appropriately on their income tax returns.

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages are intended to help you understand each Fund’s financial performance for the period of its operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions).  The information for Growth Fund ended April 30, 2013, May 31, 2013, May 31, 2014, May 31, 2015 and May 31, 2016 was audited by BBD, LLP; however for all other periods, the information for the Growth Fund was audited by the independent registered public accounting firm for the Predecessor Fund, whose reports, along with the Predecessor Fund’s financial statements, is included in the Predecessor Fund’s annual report to shareholders.  All information presented for the Defensive Fund, Alternative Fund, Income Fund, International Fund, and Managed Fund has been audited by BBD, LLP, an independent registered public accounting firm. Each Fund’s annual report to shareholders reports, along with each Fund’s financial statements, is incorporated by reference into the SAI and is contained in the annual reports to shareholders, which may be obtained at no charge by calling the Funds at 1-866-383-7636.

Stadion Tactical Growth Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014(a)	For the Period May 1, 2013 to May 31, 2013(b)		For the Period April 1, 2013 (Commencement of operations) to April 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$10.41		$10.35		$10.22	$10.27		$10.10

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(c)(d)	0.05		(0.02)		(0.05)	(0.01)		(0.02)
Net realized and unrealized gain (loss) on investments	(0.59)		0.92		1.32	(0.04)		0.19
Total from investment operations	(0.54)		0.90		1.27	(0.05)		0.17
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.03)		(0.03)		–	–		–
Distributions from net realized gains	(0.02)		(0.81)		(1.14)	–		–
Total distributions	(0.05)		(0.84)		(1.14)	–		–

NET ASSET VALUE, END OF PERIOD	$9.82		$10.41		$10.35	$10.22		$10.27

TOTAL RETURN(e)	(5.19%)		8.78%		12.75%	(0.49%	)(f)	1.68	%(f)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$89,271		$59,366		$17,305	$3,430		$1

Ratio of total expenses to average net assets(g)	1.71	%(h)	1.84	%(h)	1.85%	5.21	%(h)(i)	2.83	%(h)(i)

Ratio of net expenses to average net assets(g)	1.55%		1.69%		1.85%	1.95	%(i)	1.95	%(i)

Ratio of net investment income (loss) to average net assets(c)(g)	0.54%		(0.21%)		(0.47%)	(1.95	%)(i)	(1.95	%)(i)

PORTFOLIO TURNOVER RATE	287%		333%		324%	50	%(f)	294	%(f)(j)

(a)	Prior to March 28, 2014, the Stadion Tactical Growth Fund was known as the Stadion Market Opportunity Fund™.

(b)	Effective May 31, 2013, the Stadion Tactical Growth Fund changed its fiscal year from April 30 to May 31.

(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(d)	Per share amounts were calculated using average shares method.

(e)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)	Not annualized.

(g)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor.

(i)	Annualized.

(j)	Portfolio turnover rate is calculated at the Fund Level and represents the year ended April 30, 2013.

Stadion Tactical Growth Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014 (a)	For the Period May 1, 2013 to May 31, 2013 (b)		For the Period April 1, 2013 (Commencement of operations) to April 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$10.25		$10.26		$10.21	$10.26		$10.10

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(c)(d)	(0.01)		(0.12)		(0.15)	(0.02)		(0.02)
Net realized and unrealized gain (loss) on investments	(0.59)		0.93		1.33	(0.03)		0.18
Total from investment operations	(0.60)		0.81		1.18	(0.05)		0.16
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.01)		(0.01)		–	–		–
Distributions from net realized gains	(0.02)		(0.81)		(1.13)	–		–
Total distributions	(0.03)		(0.82)		(1.13)	–		–

NET ASSET VALUE, END OF PERIOD	$9.62		$10.25		$10.26	$10.21		$10.26

TOTAL RETURN(e)	(5.93%)		7.96%		11.87%	(0.49%	)(f)	1.58	%(f)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$82,347		$34,402		$1,242	$1		$1

Ratio of total expenses to average net assets(g)	2.49	%(h)	2.59	%(h)	2.64%	3.01	%(h)(i)	3.51	%(h)(i)

Ratio of net expenses to average net assets(g)	2.30%		2.37%		2.64%	2.70	%(i)	2.70	%(i)

Ratio of net investment loss to average net assets(c)(g)	(0.11%)		(1.16%)		(1.49%)	(2.70	%)(i)	(2.70	%)(i)

PORTFOLIO TURNOVER RATE	287%		333%		324%	50	%(f)	294	%(f)(j)

(a)	Prior to March 28, 2014, the Stadion Tactical Growth Fund was known as the Stadion Market Opportunity Fund™.

(b)	Effective May 31, 2013, the Stadion Tactical Growth Fund changed its fiscal year from April 30 to May 31.

(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(d)	Per share amounts were calculated using average shares method.

(e)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)	Not annualized.

(g)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor.

(i)	Annualized.

(j)	Portfolio turnover rate is calculated at the Fund Level and represents the year ended April 30, 2013.

Stadion Tactical Growth Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014 (a)	For the Period May 1, 2013 to May 31, 2013 (b)		Year Ended April 30, 2013		Year Ended April 30, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$10.46		$10.38		$10.23	$10.27		$11.20		$13.13

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(c)(d)	0.08		0.00	(e)	(0.02)	(0.01)		(0.02)		(0.08)
Net realized and unrealized gain (loss) on investments	(0.59)		0.94		1.31	(0.03)		0.90		0.11
Total from investment operations	(0.51)		0.94		1.29	(0.04)		0.88		0.03
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.05)		(0.05)		–	–		–		–
Distributions from net realized gains	(0.02)		(0.81)		(1.14)	–		(1.81)		(1.96)
Total distributions	(0.07)		(0.86)		(1.14)	–		(1.81)		(1.96)

NET ASSET VALUE, END OF PERIOD	$9.88		$10.46		$10.38	$10.23		$10.27		$11.20

TOTAL RETURN(f)	(4.94%)		9.07%		12.96%	(0.39%	)(g)	9.90%		1.70%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$144,534		$97,804		$28,721	$24,024		$22,169		$29,546

Ratio of total expenses to average net assets(h)	1.49	%(i)	1.62	%(i)	1.59%	1.98	%(i)(j)	1.81	%(i)	1.75%

Ratio of net expenses to average net assets(h)	1.30%		1.43%		1.59%	1.70	%(j)	1.75%		N/A

Ratio of net investment income (loss) to average net assets(c)(h)	0.85%		0.02%		(0.22%)	(1.70	%)(j)	(0.21%)		(0.66%)

PORTFOLIO TURNOVER RATE	287%		333%		324%	50	%(g)	294%		262%

(a)	Prior to March 28, 2014, the Stadion Tactical Growth Fund was known as the Stadion Market Opportunity Fund™.

(b)	Effective May 31, 2013, the Stadion Tactical Growth Fund changed its fiscal year from April 30 to May 31.

(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(d)	Per share amounts were calculated using average shares method.

(e)	Amount rounds to less than $0.01 per share or less than 1%.

(f)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(g)	Not annualized.

(h)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(i)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor.

(j)	Annualized.

Stadion Tactical Defensive Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014 (a)		Year Ended May 31, 2013		Year Ended May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$11.99		$11.69		$11.99		$10.37		$11.72

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(b)	(0.09	)(c)	(0.04	)(c)	(0.04	)(c)	0.02	(c)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.50)		0.35		0.53		1.60		(0.72)
Total from investment operations	(0.59)		0.31		0.49		1.62		(0.81)
LESS DISTRIBUTIONS:
Dividends from net investment income	–		–		(0.01)		–		–
Distributions from net realized gains	(0.32)		(0.01)		(0.78)		–		(0.54)
Total distributions	(0.32)		(0.01)		(0.79)		–		(0.54)

NET ASSET VALUE, END OF PERIOD	$11.08		$11.99		$11.69		$11.99		$10.37

TOTAL RETURN(d)	(4.80%)		2.67%		4.12%		15.62%		(6.75%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$18,726		$29,073		$43,136		$33,813		$33,892

Ratio of total expenses to average net assets(e)	1.96	%(f)	1.88%		1.89%		2.00	%(f)	1.91	%(f)

Ratio of net expenses to average net assets(e)	1.95%		1.88%		1.89%		1.95%		1.89%

Ratio of net investment income (loss) to average net assets(b)(e)	(0.77%)		(0.33%)		(0.34%)		0.14%		(0.67%)

PORTFOLIO TURNOVER RATE	645%		482%		529%		455%		826%

(a)	Prior to March 28, 2014, the Stadion Tactical Defensive Fund was known as the Stadion Core Advantage Fund.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(c)	Per share amounts were calculated using average shares method.

(d)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(f)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor.

Stadion Tactical Defensive Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014 (a)		Year Ended May 31, 2013		Year Ended May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$11.45		$11.26		$11.64		$10.16		$11.59

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.17	)(c)	(0.13	)(c)	(0.13	)(c)	(0.07	)(c)	(0.18)
Net realized and unrealized gain (loss) on investments	(0.48)		0.33		0.53		1.55		(0.71)
Total from investment operations	(0.65)		0.20		0.40		1.48		(0.89)
LESS DISTRIBUTIONS:
Dividends from net investment income	–		–		(0.00	)(d)	–		–
Distributions from net realized gains	(0.32)		(0.01)		(0.78)		–		(0.54)
Total distributions	(0.32)		(0.01)		(0.78)		–		(0.54)

NET ASSET VALUE, END OF PERIOD	$10.48		$11.45		$11.26		$11.64		$10.16

TOTAL RETURN(e)	(5.56%)		1.80%		3.47%		14.57%		(7.54%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$9,680		$12,145		$7,807		$5,060		$5,253

Ratio of total expenses to average net assets(f)	2.73	%(g)	2.66%		2.67%		3.20	%(g)	3.12	%(g)

Ratio of net expenses to average net assets(f)	2.70%		2.66%		2.67%		2.70%		2.70%

Ratio of net investment loss to average net assets(b)(f)	(1.55%)		(1.16%)		(1.13%)		(0.61%)		(1.48%)

PORTFOLIO TURNOVER RATE	645%		482%		529%		455%		826%

(a)	Prior to March 28, 2014, the Stadion Tactical Defensive Fund was known as the Stadion Core Advantage Fund.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(c)	Per share amounts were calculated using average shares method.

(d)	Amount rounds to less than $0.01 per share or less than 1%.

(e)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor.

Stadion Tactical Defensive Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014 (a)		Year Ended May 31, 2013		Year Ended May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$12.12		$11.80		$12.07		$10.42		$11.76

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(b)	(0.06	)(c)	(0.03	)(c)	(0.02	)(c)	0.02	(c)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.51)		0.36		0.55		1.63		(0.75)
Total from investment operations	(0.57)		0.33		0.53		1.65		(0.80)
LESS DISTRIBUTIONS:
Dividends from net investment income	–		–		(0.02)		–		–
Distributions from net realized gains	(0.32)		(0.01)		(0.78)		–		(0.54)
Total distributions	(0.32)		(0.01)		(0.80)		–		(0.54)

NET ASSET VALUE, END OF PERIOD	$11.23		$12.12		$11.80		$12.07		$10.42

TOTAL RETURN(d)	(4.58%)		2.82%		4.42%		15.83%		(6.65%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$12,703		$25,280		$7,333		$4,945		$2,636

Ratio of total expenses to average net assets(e)	1.76	%(f)	1.70%		1.73	%(f)	2.38	%(f)	3.05	%(f)

Ratio of net expenses to average net assets(e)	1.70%		1.70%		1.70%		1.70%		1.70%

Ratio of net investment income (loss) to average net assets(b)(e)	(0.53%)		(0.28%)		(0.19%)		0.20%		(0.53%)

PORTFOLIO TURNOVER RATE	645%		482%		529%		455%		826%

(a)	Prior to March 28, 2014, the Stadion Tactical Defensive Fund was known as the Stadion Core Advantage Fund.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(c)	Per share amounts were calculated using average shares method.

(d)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(f)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor.

Stadion Trilogy Alternative Return Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2014 (a)	Year Ended May 31, 2013	For the Period April 2, 2012 (Commencement of operations) to May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$10.66	$10.53	$10.41	$9.85	$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment income(b)	0.09 (c)	0.04 (c)	0.04 (c)	0.07 (c)	0.00	(d)
Net realized and unrealized gain (loss) on investments	(0.18)	0.12	0.11	0.67	(0.15)
Total from investment operations	(0.09)	0.16	0.15	0.74	(0.15)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.08)	(0.03)	(0.03)	(0.05)	–
Distributions from net realized gains	–	–	–	(0.13)	–
Total distributions	(0.08)	(0.03)	(0.03)	(0.18)	–

NET ASSET VALUE, END OF PERIOD	$10.49	$10.66	$10.53	$10.41	$9.85

TOTAL RETURN(e)	(0.79%)	1.54%	1.45%	7.53%	(1.50%	)(f)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$28,898	$39,896	$88,261	$68,967	$49,507

Ratio of total expenses to average net assets(g)	1.85%	1.82%	1.76%	1.93%	2.21	%(h)(i)

Ratio of net expenses to average net assets(g)	1.85%	1.82%	1.76%	1.93%	1.95	%(h)

Ratio of net investment income to average net assets(b)(g)	0.88%	0.38%	0.34%	0.66%	0.34	%(h)

PORTFOLIO TURNOVER RATE	36%	37%	15%	42%	0%	%(d)(f)

(a)	Prior to March 28, 2014, the Stadion Trilogy Alternative Return Fund was known as the Stadion Trilogy Fund™.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(c)	Per share amounts were calculated using average shares method.

(d)	Amount rounds to less than $0.01 per share or less than 1%.

(e)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)	Not annualized.

(g)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(h)	Annualized.

(i)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor.

Stadion Trilogy Alternative Return Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016	Year Ended May 31, 2015		Year Ended May 31, 2014 (a)		Year Ended May 31, 2013		For the Period April 2, 2012 (Commencement of operations) to May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$10.49	$10.42		$10.35		$9.85		$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(b)	0.01 (c)	(0.04	)(c)	(0.04	)(c)	(0.01	)(c)	(0.00	)(d)
Net realized and unrealized gain (loss) on investments	(0.17)	0.12		0.11		0.67		(0.15)
Total from investment operations	(0.16)	0.08		0.07		0.66		(0.15)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.02)	(0.01)		–		(0.03)		–
Distributions from net realized gains	–	–		–		(0.13)		–
Total distributions	(0.02)	(0.01)		–		(0.16)		–

NET ASSET VALUE, END OF PERIOD	$10.31	$10.49		$10.42		$10.35		$9.85

TOTAL RETURN(e)	(1.53%)	0.75%		0.68%		6.72%		(1.50%	)(f)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$10,573	$11,654		$21,805		$11,570		$50

Ratio of total expenses to average net assets(g)	2.63%	2.58%		2.52%		3.36	%(h)	61.13	%(h)(i)

Ratio of net expenses to average net assets(g)	2.63%	2.58%		2.52%		2.70%		2.70	%(i)

Ratio of net investment income (loss) to average net assets(b)(g)	0.08%	(0.36%)		(0.41%)		(0.10%)		(0.11%	)(i)

PORTFOLIO TURNOVER RATE	36%	37%		15%		42%		0%	%(d)(f)

(a)	Prior to March 28, 2014, the Stadion Trilogy Alternative Return Fund was known as the Stadion Trilogy Fund™.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(c)	Per share amounts were calculated using average shares method.

(d)	Amount rounds to less than $0.01 per share or less than 1%.

(e)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)	Not annualized.

(g)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor.

(i)	Annualized.

Stadion Trilogy Alternative Return Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2014 (a)	Year Ended May 31, 2013		For the Period April 2, 2012 (Commencement of operations) to May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$10.69	$10.55	$10.42	$9.86		$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment income(b)	0.11 (c)	0.07 (c)	0.06 (c)	0.10	(c)	0.01
Net realized and unrealized gain (loss) on investments	(0.17)	0.12	0.11	0.66		(0.15)
Total from investment operations	(0.06)	0.19	0.17	0.76		(0.14)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.11)	(0.05)	(0.04)	(0.07)		–
Distributions from net realized gains	–	–	–	(0.13)		–
Total distributions	(0.11)	(0.05)	(0.04)	(0.20)		–

NET ASSET VALUE, END OF PERIOD	$10.52	$10.69	$10.55	$10.42		$9.86

TOTAL RETURN(d)	(0.54%)	1.78%	1.64%	7.75%		(1.40%	)(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$39,257	$53,031	$46,578	$18,956		$1

Ratio of total expenses to average net assets(f)	1.64%	1.62%	1.57%	2.01	%(g)	1,259.15	%(g)(h)

Ratio of net expenses to average net assets(f)	1.64%	1.62%	1.57%	1.70%		1.70	%(h)

Ratio of net investment income to average net assets(b)(f)	1.07%	0.70%	0.54%	0.94%		0.51	%(h)

PORTFOLIO TURNOVER RATE	36%	37%	15%	42%		0%	%(e)(i)

(a)	Prior to March 28, 2014, the Stadion Trilogy Alternative Return Fund was known as the Stadion Trilogy Fund™.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(c)	Per share amounts were calculated using average shares method.

(d)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.

(f)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor.

(h)	Annualized.

(i)	Amount rounds to less than $0.01 per share or less than 1%.

Stadion Alternative Income Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014		For the Period December 31, 2012 (Commencement of operations) to May 31, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$9.72		$9.89		$9.91		$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment income(a)(b)	0.16		0.15		0.15		0.06
Net realized and unrealized gain (loss) on investments	0.44		(0.13)		(0.06	)(c)	(0.15)
Total from investment operations	0.60		0.02		0.09		(0.09)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.17)		(0.19)		(0.11)		–
Distributions from net realized gains	(0.00	)(d)	–		–		–
Total distributions	(0.17)		(0.19)		(0.11)		–

NET ASSET VALUE, END OF PERIOD	$10.15		$9.72		$9.89		$9.91

TOTAL RETURN(e)	6.33%		0.24%		0.91%		(0.90%	)(f)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$3,807		$5,226		$2,065		$1,667

Ratio of total expenses to average net assets(g)	1.73	%(h)	3.77	%(h)	2.55	%(h)	10.69	%(h)(i)

Ratio of net expenses to average net assets(g)	1.40%		1.40%		1.40%		1.40	%(i)

Ratio of net investment income to average net assets(b)(g)	1.58%		1.52%		1.53%		1.52	%(i)

PORTFOLIO TURNOVER RATE	18%		485%		294%		84	%(f)

(a)	Per share amounts were calculated using average shares method.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(c)

Net realized and unrealized loss on investments per share does not correlate to aggregate of the net realized and unrealized gain in the Statements of Operations for the year ended May 31, 2014, primarily due to the timing of the sales and repurchases of the Fund's shares in relation to the fluctuating market values for the Fund's portfolio.

(d)	Amount rounds to less than $0.01 per share or less than 1%.

(e)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)	Not annualized.

(g)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor.

(i)	Annualized.

Stadion Alternative Income Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Period August 10, 2015 (Commencement of operations) to May 31, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$9.59

INCOME (LOSS) FROM OPERATIONS:
Net investment income(a)(b)	0.09
Net realized and unrealized gain on investments	0.48
Total from investment operations	0.57
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.05)
Distributions from net realized gains	(0.00	)(c)
Total distributions	(0.05)

NET ASSET VALUE, END OF PERIOD	$10.11

TOTAL RETURN(d)	6.00	%(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$508

Ratio of total expenses to average net assets(f)	2.18	%(g)(h)

Ratio of net expenses to average net assets(f)	2.15	%(g)

Ratio of net investment income to average net assets(b)(f)	1.15	%(g)

PORTFOLIO TURNOVER RATE	18%

(a)	Per share amounts were calculated using average shares method.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Amount rounds to less than $0.01 per share or less than 1%.
(d)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.
(f)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(g)	Annualized.
(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor.

Stadion Alternative Income Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014		For the Period February 14, 2013 (Commencement of operations) to May 31, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$9.60		$9.89		$9.91		$9.91

INCOME (LOSS) FROM OPERATIONS:
Net investment income(a)(b)	0.20		0.30		0.17		0.04
Net realized and unrealized gain (loss) on investments	0.44		(0.25)		(0.07	)(c)	(0.04)
Total from investment operations	0.64		0.05		0.10		0.00
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.11)		(0.34)		(0.12)		–
Distributions from net realized gains	(0.00	)(d)	–		–		–
Total distributions	(0.11)		(0.34)		(0.12)		–

NET ASSET VALUE, END OF PERIOD	$10.13		$9.60		$9.89		$9.91

TOTAL RETURN(e)	6.70%		0.58%		1.09%		0.00	%(f)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$84,632		$444		$4,077		$1,519

Ratio of total expenses to average net assets(g)	1.29	%(h)	3.75	%(h)	2.29	%(h)	14.50	%(h)(i)

Ratio of net expenses to average net assets(g)	1.15%		1.15%		1.15%		1.15	%(i)

Ratio of net investment income to average net assets(b)(g)	2.08%		2.96%		1.72%		1.42	%(i)

PORTFOLIO TURNOVER RATE	18%		485%		294%		84	%(f)(j)

(a)	Per share amounts were calculated using average shares method.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)

Net realized and unrealized loss on investments per share does not correlate to aggregate of the net realized and unrealized gain in the Statements of Operations for the year ended May 31, 2014, primarily due to the timing of the sales and repurchases of the Fund's shares in relation to the fluctuating market values for the Fund's portfolio.

(d)	Amount rounds to less than $0.01 per share or less than 1%.
(e)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)	Not annualized.
(g)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor.
(i)	Annualized.
(j)	Represents the period December 31, 2012 (commencement of operations of the Fund) to May 31, 2013.

Stadion Defensive International Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		For the Period April 2, 2012 (Commencement of operations) to May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$9.68		$10.10		$10.16		$9.54		$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(b)	(0.04	)(c)	0.12	(c)	(0.10	)(c)	(0.01	)(c)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.85)		(0.37)		0.31		0.68		(0.45)
Total from investment operations	(0.89)		(0.25)		0.21		0.67		(0.46)
LESS DISTRIBUTIONS:
Dividends from net investment income	–		(0.07)		–		(0.05)		–
Distributions from net realized gains	(0.06)		(0.10)		(0.27)		–		–
Total distributions	(0.06)		(0.17)		(0.27)		(0.05)		–

NET ASSET VALUE, END OF PERIOD	$8.73		$9.68		$10.10		$10.16		$9.54

TOTAL RETURN(d)	(9.18%)		(2.40%)		2.07%		7.04%		(4.60%	)(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$4,938		$11,284		$15,853		$13,723		$8,721

Ratio of total expenses to average net assets(f)	2.63	%(g)	2.33	%(g)	2.09	%(g)	2.82	%(g)	5.31	%(g)(h)

Ratio of net expenses to average net assets(f)	1.95%		1.95%		1.95%		1.95%		1.95	%(h)

Ratio of net investment income (loss) to average net assets(b)(f)	(0.42%)		1.22%		(0.97%)		(0.15%)		(1.94%	)(h)

PORTFOLIO TURNOVER RATE	726%		450%		627%		804%		21	%(e)

(a)	Prior to March 28, 2014, the Stadion Defensive International Fund was known as the Stadion Olympus Fund™.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.
(f)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor.
(h)	Annualized.

Stadion Defensive International Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		For the Period April 2, 2012 (Commencement of operations) to May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$9.52		$9.96		$10.09		$9.53		$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.13	)(c)	(0.00	)(c)(d)	(0.17	)(c)	(0.15	)(c)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.81)		(0.31)		0.30		0.74		(0.43)
Total from investment operations	(0.94)		(0.31)		0.13		0.59		(0.47)
LESS DISTRIBUTIONS:
Dividends from net investment income	–		(0.03)		–		(0.03)		–
Distributions from net realized gains	(0.06)		(0.10)		(0.26)		–		–
Total distributions	(0.06)		(0.13)		(0.26)		(0.03)		–

NET ASSET VALUE, END OF PERIOD	$8.52		$9.52		$9.96		$10.09		$9.53

TOTAL RETURN(e)	(9.86%)		(3.06%)		1.32%		6.19%		(4.70%	)(f)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$177		$153		$151		$64		$1

Ratio of total expenses to average net assets(g)	3.45	%(h)	3.10	%(h)	2.82	%(h)	73.16	%(h)	1,345.00	%(h)(i)

Ratio of net expenses to average net assets(g)	2.70%		2.70%		2.70%		2.70%		2.70	%(i)

Ratio of net investment loss to average net assets(b)(g)	(1.51%)		(0.03%)		(1.71%)		(1.49%)		(2.70%	)(i)

PORTFOLIO TURNOVER RATE	726%		450%		627%		804%		21	%(f)

(a)	Prior to March 28, 2014, the Stadion Defensive International Fund was known as the Stadion Olympus Fund™.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)	Amount rounds to less than $0.01 per share or less than 1%.
(e)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)	Not annualized.
(g)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor.
(i)	Annualized.

Stadion Defensive International Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		For the Period April 2, 2012 (Commencement of operations) to May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$9.73		$10.14		$10.18		$9.55		$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(b)	(0.03	)(c)	0.01	(c)	(0.08	)(c)	(0.09	)(c)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.84)		(0.23)		0.31		0.79		(0.42)
Total from investment operations	(0.87)		(0.22)		0.23		0.70		(0.45)
LESS DISTRIBUTIONS:
Dividends from net investment income	–		(0.09)		–		(0.07)		–
Distributions from net realized gains	(0.06)		(0.10)		(0.27)		–		–
Total distributions	(0.06)		(0.19)		(0.27)		(0.07)		–

NET ASSET VALUE, END OF PERIOD	$8.80		$9.73		$10.14		$10.18		$9.55

TOTAL RETURN(d)	(8.93%)		(2.15%)		2.29%		7.31%		(4.50%	)(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$2,859		$3,828		$9,677		$5,935		$1

Ratio of total expenses to average net assets(f)	2.52	%(g)	2.21	%(g)	1.91	%(g)	3.63	%(g)	1,342.77	%(g)(h)

Ratio of net expenses to average net assets(f)	1.70%		1.70%		1.70%		1.70%		1.70	%(h)

Ratio of net investment income (loss) to average net assets(b)(f)	(0.38%)		0.11%		(0.77%)		(0.90%)		(1.70%	)(h)

PORTFOLIO TURNOVER RATE	726%		450%		627%		804%		21	%(e)

(a)	Prior to March 28, 2014, the Stadion Defensive International Fund was known as the Stadion Olympus Fund™.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.
(f)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor.
(h)	Annualized.

Stadion Managed Risk 100 Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		Year Ended May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$9.43		$9.90		$10.35		$9.38		$9.93

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.10	)(c)	(0.01	)(c)	(0.07	)(c)	(0.00	)(c)(d)	(0.17)
Net realized and unrealized gain (loss) on investments	(0.50)		(0.46)		(0.38)		0.97		(0.28)
Total from investment operations	(0.60)		(0.47)		(0.45)		0.97		(0.45)
LESS DISTRIBUTIONS:
Distributions from net realized gains	–		–		–		–		(0.10)
Total distributions	–		–		–		–		(0.10)

NET ASSET VALUE, END OF PERIOD	$8.83		$9.43		$9.90		$10.35		$9.38

TOTAL RETURN(e)	(6.36%)		(4.75%)		(4.35%)		10.34%		(4.45%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$44,832		$100,049		$266,853		$371,779		$407,202

Ratio of total expenses to average net assets(f)	1.86%		1.65%		1.53%		1.59%		1.51%

Ratio of net investment loss to average net assets(b)(f)	(1.15%)		(0.12%)		(0.66%)		(0.01%)		(1.03%)

PORTFOLIO TURNOVER RATE	861%		1,046%		1,079%		737%		1,967%

(a)	Prior to March 28, 2014, the Stadion Managed Risk 100 Fund was known as the Stadion Managed Fund.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)	Amount rounds to less than $0.01 per share or less than 1%.
(e)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

Stadion Managed Risk 100 Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		Year Ended May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$9.02		$9.54		$10.05		$9.18		$9.79

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.16	)(c)	(0.09	)(c)	(0.14	)(c)	(0.07	)(c)	(0.21)
Net realized and unrealized gain (loss) on investments	(0.48)		(0.43)		(0.37)		0.94		(0.30)
Total from investment operations	(0.64)		(0.52)		(0.51)		0.87		(0.51)
LESS DISTRIBUTIONS:
Distributions from net realized gains	–		–		–		–		(0.10)
Total distributions	–		–		–		–		(0.10)

NET ASSET VALUE, END OF PERIOD	$8.38		$9.02		$9.54		$10.05		$9.18

TOTAL RETURN(d)	(7.10%)		(5.45%)		(5.07%)		9.48%		(5.13%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$24,017		$49,008		$92,384		$141,797		$159,112

Ratio of total expenses to average net assets(e)	2.65%		2.43%		2.29%		2.35%		2.30%

Ratio of net investment loss to average net assets(b)(e)	(1.93%)		(0.91%)		(1.43%)		(0.77%)		(1.80%)

PORTFOLIO TURNOVER RATE	861%		1,046%		1,079%		737%		1,967%

(a)	Prior to March 28, 2014, the Stadion Managed Risk 100 Fund was known as the Stadion Managed Fund.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

Stadion Managed Risk 100 Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016		Year Ended May 31, 2015	Year Ended May 31, 2014(a)		Year Ended May 31, 2013	Year Ended May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$9.54		$9.99	$10.43		$9.43	$9.96

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(b)	(0.09	)(c)	0.01 (c)	(0.04	)(c)	0.02 (c)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.51)		(0.46)	(0.40)		0.98	(0.37)
Total from investment operations	(0.60)		(0.45)	(0.44)		1.00	(0.43)
LESS DISTRIBUTIONS:
Distributions from net realized gains	–		–	–		–	(0.10)
Total distributions	–		–	–		–	(0.10)

NET ASSET VALUE, END OF PERIOD	$8.94		$9.54	$9.99		$10.43	$9.43

TOTAL RETURN(d)	(6.29%)		(4.50%)	(4.22%)		10.60%	(4.24%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$24,703		$50,337	$98,724		$127,735	$117,986

Ratio of total expenses to average net assets(e)	1.68%		1.47%	1.31%		1.39%	1.28%

Ratio of net investment income (loss) to average net assets(b)(e)	(0.96%)		0.10%	(0.43%)		0.18%	(0.77%)

PORTFOLIO TURNOVER RATE	861%		1,046%	1,079%		737%	1,967%

(a)	Prior to March 28, 2014, the Stadion Managed Risk 100 Fund was known as the Stadion Managed Fund.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

Privacy Notice
FACTS	WHAT DOES STADION INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■  Social Security number

■  Assets

■  Retirement Assets

■  Transaction History

■  Checking Account Information

■  Purchase History

■  Account Balances

■  Account Transactions

■  Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Stadion Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Stadion Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-383-7636
A-1

Who we are
Who is providing this notice?	Stadion Investment Trust ALPS Distributors, Inc. (Distributor) ALPS Fund Services, Inc. (Administrator)
What we do
How does Stadion Investment Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Stadion Investment Trust collect my personal information?

We collect your personal information, for example, when you

■   Open an account

■   Provide account information

■   Give us your contact information

■   Make deposits or withdrawals from your account

■   Make a wire transfer

■   Tell us where to send the money

■   Tell us who receives the money

■   Show your government-issued ID

■   Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

■   Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■   Affiliates from using your information to market to you

■   Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■   Stadion Money Management, LLC, the investment adviser to Stadion Investment Trust, could bedeemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Stadion Investment Trust does not share with nonaffiliates so they can market to you.
A-2

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Stadion Investment Trust does not jointly market.
A-3

ADDITIONAL INFORMATION

The SAI provides more detailed information about each Fund and is incorporated by reference into, and is legally part of, this Prospectus. A description of each Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.

Additional information about the Funds’ investments is available in the annual and semiannual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Funds, or to make inquiries about the Funds, please call Toll-Free:

1-866-383-7636

This Prospectus, the SAI and the most recent shareholder reports are also available without charge on the Funds’ website at www.stadionfunds.com or upon written request to Stadion Funds, 1290 Broadway, Suite 1100, Denver, Colorado, 80203.

Only one copy of a Prospectus or an annual or semiannual report will be sent to each household address. This process, known as “Householding,” is used for most required shareholder mailings. (It does not apply to confirmations of transactions and account statements, however.) You may, of course, request an additional copy of a Prospectus or an annual or semiannual report at any time by calling or writing the Funds. You may also request that Householding be eliminated from all your required mailings.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of information on the SEC’s Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520.

Stadion Investment Trust: Investment Company Act file number 811-21317

STATEMENT OF ADDITIONAL INFORMATION

Stadion Tactical Growth Fund Class A Shares (ETFAX) Class C Shares (ETFCX) Class I Shares (ETFOX)	Stadion Tactical Defensive Fund Class A Shares (ETFRX) Class C Shares (ETFZX) Class I Shares (ETFWX)	Stadion Trilogy Alternative Return Fund Class A Shares (STTGX) Class C Shares (STTCX) Class I Shares (STTIX)

Stadion Alternative Income Fund Class A Shares (TACFX) Class C Shares (TACCX) Class I Shares (TACSX)	Stadion Defensive International Fund Class A Shares (STOAX) Class C Shares (STOGX) Class I Shares (STOIX)	Stadion Managed Risk 100 Fund Class A Shares (ETFFX) Class C Shares (ETFYX) Class I Shares (ETFVX)

September 28, 2016

Each a series of the
STADION INVESTMENT TRUST
1061 Cliff Dawson Road
Watkinsville, Georgia, 30677
Telephone 1-866-383-7636

This Statement of Additional Information (“SAI”) is meant to be read in conjunction with the prospectus for Class A, Class C and Class I shares of the Stadion Tactical Growth Fund, Stadion Tactical Defensive Fund, Stadion Trilogy Alternative Return Fund, Stadion Alternative Income Fund, Stadion Defensive International Fund, and Stadion Managed Risk 100 Fund dated September 28, 2016, which incorporates this SAI by reference in its entirety (the “Prospectus”). Because this SAI is not itself a prospectus, no investment in shares of the Funds should be made solely upon the information contained herein. Copies of the Prospectus and Annual Report for the Funds may be obtained at no charge by writing or calling the Funds at the address or phone number shown above. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

TABLE OF CONTENTS

TRUST HISTORY	1
OTHER INVESTMENT POLICIES	1
INVESTMENT LIMITATIONS	16
PORTFOLIO TRANSACTIONS	17
DESCRIPTION OF THE TRUST	20
MANAGEMENT AND OTHER SERVICE PROVIDERS	21
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	41
DISTRIBUTION PLANS	45
SPECIAL SHAREHOLDER SERVICES	46
DISCLOSURE OF PORTFOLIO HOLDINGS	47
PRICING OF SHARES	49
ADDITIONAL TAX INFORMATION	50
ADDITIONAL INFORMATION ON PERFORMANCE	54
FINANCIAL STATEMENTS	56
APPENDIX A – DESCRIPTION OF RATINGS	A-1
APPENDIX B – PROXY VOTING POLICIES	B-1

TRUST HISTORY

The Stadion Investment Trust (the “Trust”) was organized on February 28, 2003 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.  The Trust consists of six diversified series, the Stadion Tactical Growth Fund (the “Growth Fund”), the Stadion Tactical Defensive Fund (the “Defensive Fund”), the Stadion Trilogy Alternative Return Fund (the “Alternative Fund”), the Stadion Alternative Income Fund (the “Income Fund”), the Stadion Defensive International Fund (the “International Fund”), and the Stadion Managed Risk 100 Fund (the “Managed Fund”).  The aforementioned series of the Trust may be referred to herein individually as a “Fund,” or together as the “Funds.”

Prior to the close of business on March 29, 2013, the Growth Fund was known as the ETF Market Opportunity Fund (the “Predecessor Fund”).  The Predecessor Fund, which was a series of the Aviemore Funds, an Ohio business trust, was organized into Class I Shares of the Growth Fund effective as of the close of business on March 29, 2013. The Predecessor Fund commenced operations on May 3, 2004 and was the only series authorized by the The Aviemore Funds. Class A and Class C shares of the Growth Fund were launched effective April 1, 2013. Effective May 31, 2013, the Growth Fund changed its fiscal year from April 30 to May 31.

Prior to March 28, 2014:

•	the Growth Fund was known as the Stadion Market Opportunity Fund;
•	the Defensive Fund was known as the Stadion Core Advantage Fund;
•	the Alternative Fund was known as the Stadion Trilogy Fund;
•	the International Fund was known as the Stadion Olympus Fund; and
•	the Managed Fund was known as the Stadion Managed Fund.

Prior to April 30, 2015, the Income Fund was known as the Stadion Tactical Income Fund.

OTHER INVESTMENT POLICIES

The following policies supplement the Funds’ investment objectives and policies as described in the Prospectus for the Funds. Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by nationally recognized statistical rating organizations for certain securities in which the Funds may invest.

GENERAL INVESTMENT RISKS. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Funds’ investment programs will be successful. Investors should carefully review the descriptions of the Funds’ investments and their risks in this SAI and the Prospectus.

BORROWING. A Fund may, subject to the restrictions of the 1940 Act, borrow money from banks as a temporary measure. For example, a Fund may borrow money to meet redemption requests or for extraordinary or emergency purposes. In the event a Fund should ever borrow money under these conditions, such borrowing could increase the Fund’s costs and thus reduce the value of the Fund’s assets.

CONVERTIBLE SECURITIES. In addition to common and preferred stocks, a Fund may invest directly or indirectly in securities convertible into common stock. Convertible securities eligible for purchase by a Fund include, without limitation, convertible bonds, convertible preferred stocks, and warrants. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specific amount of the corporation’s capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The price of warrants do not necessarily move parallel to the prices of their underlying securities. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of their issuing corporation. Warrant positions will not be used to increase the leverage of the Funds; consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount. A Fund’s ability to invest in warrants may be limited by the Fund’s investment restrictions.

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CORPORATE AND MUNICIPAL FIXED INCOME SECURITIES. A Fund’s fixed income investments may include corporate and municipal fixed income securities. Corporate and municipal fixed income securities purchased by a Fund may be of any credit quality, maturity or yield. Accordingly, a Fund’s fixed income securities may include “investment grade” securities (those rated at least Baa by Moody’s, BBB by S&P or Fitch or, if not rated, are of equivalent quality in the Adviser’s opinion). In addition, the Funds’ fixed income securities may include lower-rated fixed income securities including, without limitation, “junk” bonds. Fixed income securities rated Baa by Moody’s or BBB by S&P or Fitch may be considered speculative and are subject to risks of non-payment of interest and principal. Fixed income securities rated lower than Baa by Moody’s or lower than BBB by S&P or Fitch are generally considered speculative and subject to significant risks of non-payment of interest and principal.

Descriptions of the quality ratings of Moody’s, S&P, and Fitch are included as Appendix A to this SAI. While the Adviser utilizes the ratings of various credit rating services as one factor in establishing creditworthiness, it relies primarily upon its own analysis of factors establishing creditworthiness.

DERIVATIVE INSTRUMENTS. Each Fund will comply with and adhere to all limitations on the manner and extent to which it effects transactions in derivative instruments (including futures and options on such futures) imposed by the provisions of the 1940 Act applicable to the issuance of senior securities. Additionally, the Trust, on behalf of the Funds, has claimed an exclusion from the definition of the term “commodity pool operator” pursuant to Rule 4.5 under the Commodity Exchange Act, as amended (the “CEA”). Therefore, the Funds are not subject to regulation or registration as a commodity pool operator under the CEA. Recent legal and regulatory changes, and additional legal and regulatory changes in the future, may substantially affect over-the-counter derivatives markets and such changes may impact the Funds’ use of such instruments to the extent such instruments are used by the Funds.

The Dodd-Frank Wall Street Reform and Consumer Protection Act, enacted in July 2010, provided for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements.

Because the legislation lcontinues to be implemented, its ultimate impact remains unclear. Regulations could, among other things, restrict a Fund's ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to a Fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), either of which could adversely affect a Fund derivative position or the Fund’s use of deriviatives generally.

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EQUITY SECURITIES. The Funds may invest in equity securities, both directly (including, without limitation, investments in Stock Baskets) and indirectly through the Funds’ investment in shares of ETFs and other investment companies, American Depositary Receipts (“ADR’S”) ADRs and other types of securities and instruments described in this SAI and in the Prospectus. The equity portion of a Fund’s portfolio may include common stocks traded on foreign or domestic securities exchanges or on the over-the-counter market. In addition to common stocks, the equity portion of each Fund’s portfolio may also include preferred stocks, convertible preferred stocks, and convertible bonds. Prices of equity securities in which the Funds invest may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Funds to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Funds. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.

EXCHANGE TRADED FUNDS AND INVESTMENTS IN OTHER INVESTMENT COMPANIES

Exchange Traded Funds (“ETFs”). As noted in the Prospectus, the Funds may invest in actively managed or index-based ETFs. The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. The Funds intend to be short-term investors in ETFs, but do not intend to purchase and redeem creation units to take advantage of short-term arbitrage opportunities. However, the Funds may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Funds’ investment adviser, Stadion Money Management, LLC (the “Adviser”), believes it is in a Fund’s interest to do so. The Funds’ ability to redeem creation units may be limited by the Investment Company Act of 1940, as amended (the “1940 Act”), which provides that the ETFs will not be obligated to redeem shares held by the Funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that the underlying ETFs in which a Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the index-based ETFs in which the Funds intend to principally invest may be granted licenses by agreement to use various indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its net assets fall below a certain amount. Although the Funds believe that, in the event of the termination of an underlying ETF, they will be able to invest instead in shares of an alternate ETFwith a comparable strategy, there is no guarantee that shares of an alternate ETF would be available for investment at that time.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded), including the risk that the general level of stock prices, or that the prices of stocks within a particular sector, may increase or decline, thereby affecting the value of the shares of an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount to its net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; (3) trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate; and (4) ETF shares may be delisted from the exchange on which they trade, or activation of “circuit breakers” (which are tied to large decreases in stock prices) may halt trading temporarily. ETFs are also subject to the risks of the underlying securities or sectors the ETF is designed to track or in which it otherwise invests.

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Fixed Income ETFs. There are risks associated with the potential investment of a Fund’s assets in fixed income ETFs which may include credit risk, interest rate risk and maturity risk as described below:

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Credit Risk. Credit risk is the risk that the issuer or guarantor of a fixed income security or counterparty to a transaction involving one or more bonds in an ETF’s portfolio will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor, or counterparty fails to pay interest, an ETF’s income may be reduced. If the issuer, guarantor, or counterparty fails to repay principal, the value of that security and of the particular ETF’s shares may be reduced. ETFs may be subject to credit risk to the extent that they invest in fixed income securities which involve a promise by a third party to honor an obligation with respect to the fixed income security. Securities rated BBB by Standard & Poor’s (“S&P”) or Fitch Ratings, Ltd. (“Fitch”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”) are considered investment-grade securities, but are somewhat riskier than more highly-rated investment-grade obligations (those rated A or better) because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative. Such investment-grade securities will be subject to higher credit risk and may be subject to greater fluctuations in value than higher-rated securities. Credit risk is particularly significant for investments in “junk bonds” or lower than investment-grade securities.

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Interest Rate Risk. The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of an ETF, when investing a significant portion of its assets in bonds or fixed income securities, will vary in response to changes in interest rates. There is the possibility that the value of an ETF’s investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a more pronounced effect if the ETF holds a significant portion of its assets in fixed income securities with long-term maturities.

In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed income securities drop, but also the yield can drop, particularly where the yield is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than expected since the funds prepaid must be reinvested at lower prevailing interest rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

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Maturity Risk. Maturity risk is another factor that can affect the value of an ETF’s fixed income holdings. Certain ETFs may not have a limitation policy regarding the length of maturity for their fixed income holdings. In general, fixed income obligations with longer maturities have higher yields and a greater sensitivity to changes in interest rates. Conversely, fixed income obligations with shorter maturities generally have lower yields but less sensitivity to changes in interest rates.

Money Market Mutual Funds. In order to maintain sufficient liquidity, to implement investment strategies or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market funds. Generally, money market mutual funds are registered investment companies that seek to earn income consistent with the preservation of capital and maintenance of liquidity by investing primarily in high quality money market instruments, including U.S. government obligations, bank obligations and high-grade corporate instruments. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Company or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they are possible. Changes in governmental regulations may adversely affect the operations money market fund or the value of its shares. In addition, to the extent it invests in shares of money market mutual funds the Fund will incur additional indirect expenses due to acquired fund fees and other costs.

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Other Investment Companies. The term “fund of funds” is typically used to describe investment companies whose principal investment strategy involves investing in other investment companies. Under the 1940 Act, a Fund may not acquire shares of another investment company (ETFs or other investment companies) if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding stock (“3% Limitation”). Accordingly, each Fund is subject to the 3% Limitation unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% Limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. The SEC has issued such exemptive orders to numerous ETFs and their investment advisers, which permit investment companies, including the Funds, to invest in such ETFs (“Exempted ETFs”) beyond the 3% Limitation, subject to certain terms and conditions, including that such investment companies enter into an agreement with the Exempted ETF. The Funds have entered into such an agreement with a number of Exempted ETFs so that each Fund will be permitted to invest in such Exempted ETFs in excess of the 3% Limitation. To the extent other ETFs obtain similar exemptive relief from the SEC, the Funds may seek to qualify to invest in such other ETFs in excess of the 3% Limitation.

To the extent the 3% Limitation applies to certain ETFs, that limitation may prevent a Fund from allocating its investments in the manner that the Adviser considers optimal, or cause the Adviser to select a similar basket of stocks (pre-selected groups of securities related by index or sector made available through certain brokers at a discount brokerage rate) (“Stock Baskets”) or a similar index-based mutual fund or other investment company (collectively, “Indexed Investments”) as an alternative. The Funds may also invest in Indexed Investments when the Adviser believes they represent more attractive opportunities than similar ETFs. The Funds’ investments in other investment companies will be subject to the same 3% Limitation described above.

Under the 1940 Act, to the extent that the Funds rely upon Section 12(d)(1)(F) in purchasing securities issued by another investment company, a Fund must either seek instructions from its shareholders with regard to the voting of all proxies with respect to its investment in such securities (ETFs and other investment companies) and vote such proxies only in accordance with the instructions, or vote the shares held by it in the same proportion as the vote of all other holders of the securities. In the event that there is a vote of ETF or other investment company shares held by the Funds, the Funds intend to vote such shares in the same proportion as the vote of all other holders of such securities.

EXCHANGE TRADED NOTES.  The Funds may invest in exchange-traded notes (“ETNs”). ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs and gives exposure to underlying investments (typically market indices), which may themselves be equity or fixed income investments. However, this type of security differs from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exist. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced investment. A Fund’s decision to sell its ETN holdings also may be limited by the availability of a secondary market. If a Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If a Fund holds its investment in an ETN until maturity, the issuer will typically give the Fund a cash amount that would be equal to principal amount (subject to the day’s index factor). ETNs are also subject to counterparty credit risk (which includes the risk that the issuer may fail). The timing and character of income and gains derived from ETNs is under consideration by the U.S. Treasury and Internal Revenue Service and may also be affected by future legislation.
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FOREIGN SECURITIES. A Fund may invest directly or indirectly in foreign debt or equity securities traded on U.S. exchanges, in over-the-counter markets or in the form of “ADRs” described below. A Fund may also invest in foreign currency and foreign currency-denominated securities. As noted in the Prospectus, investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. Some foreign countries impose conditions and restrictions on foreigners’ ownership of interests in local issuers, including restring ownership to certain classes of investment in an issuer, which may reduce potential investment returns and impair disposition of those investments. Additional costs associated with an investment in foreign securities may include higher custodial fees than those applicable to domestic custodial arrangements, and transaction costs of foreign currency conversions.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign securities trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries because of inconsistent legal interpretations or less defined legal and regulatory provisions or because of corruption or influence on local courts.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars or other governmental intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises and securities issued or guaranteed by foreign governments, their agencies, instrumentalities or political subdivisions, may or may not be supported by the full faith and credit and taxing power of the foreign government. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments. There is no assurance that the Adviser will be able to anticipate these potential events or counter their effects.

Depositary Receipts (ADRs). American Depositary Receipts  provide a method whereby the Funds may invest in securities issued by companies whose principal business activities are outside the United States. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities, and may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that participates in a sponsored program.

Emerging Market Securities. The Funds may invest a portion of their assets in emerging markets. An “emerging market” is any country that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy. Investing in emerging markets involves exposure to potentially unstable governments, the risk of nationalization of business, restrictions on foreign ownership, prohibitions on repatriation of assets and a system of laws that may offer less protection of property rights. Emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local and global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. The securities markets in emerging markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States and other developed countries. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. A limited number of issuers in emerging markets may represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of securities markets in these countries may also affect a Fund’s ability to acquire or dispose of securities at the price and time it wishes to do so. The inability of a Fund to dispose fully and promptly of positions in declining markets would cause the Fund’s net asset value to decline as the values of the unsold positions are marked to lower prices. In addition, these securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

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Foreign Currency Transactions. Investments in foreign securities involve currency risk. Although a Fund may engage in various transactions to hedge currency risk, no Fund is not required to do so. The instruments a Fund may use for this purpose include, without limitation, forward foreign currency contracts, foreign currency futures contracts and options on foreign currencies.

A forward foreign currency contract is an obligation to purchase or sell a specified currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price established at the time of the contract. These contracts are entered into directly between currency traders and their customers. A Fund may use these contracts to purchase or sell a foreign currency for the purpose of locking in the U.S. dollar price of foreign securities the Fund has agreed to purchase or the amount in U.S. dollars that the Fund will receive when it has sold foreign securities.

Currency futures contracts are similar to forward currency contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. The Fund may purchase or sell foreign currency futures contracts to protect against fluctuations in the U.S. dollar values of foreign securities. For example, the Fund may sell a futures contract on a foreign currency when it holds securities denominated in that currency and it anticipates a decline in the value of that currency relative to the U.S. dollar. If such a decline were to occur, the resulting adverse effect on the value of the foreign-denominated securities may be offset, in whole or in part, by gains on the futures contract.

A currency option is the right - but not the obligation - to buy (in the case of a call) or sell (in the case of a put) a set amount of one currency for another at a predetermined time in the future. The two parties to a currency option contract are the option buyer and the option seller/writer. The option buyer may, for an agreed upon price, purchase from the option writer a commitment that the option writer will sell (or purchase) a specified amount of a foreign currency upon demand. The option extends only until the stated expiration date. The rate at which one currency can be purchased or sold is one of the terms of the option and is called the strike price. The total description of a currency option includes the underlying currencies, the contract size, the expiration date, the strike price and whether the option is an option to purchase the underlying currency (a call) or an option to sell the underlying currency (a put). There are three types of option expirations, American-style, European-style and Bermuda-style. American-style options can be exercised on any business day prior to the expiration date. European-style options can be exercised at expiration only. Bermuda-style options can be exercised at the date of expiration, and on certain specified dates that occur between the purchase date and the date of expiration.

The use of foreign currency transactions involves risks, including the risk of imperfect correlation between movements in futures or options prices and movements in the price of currencies which are the subject of the hedge. The successful use of foreign currency transactions also depends on the ability of the Adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the Adviser’s judgment will be accurate. The use of foreign currency transactions also exposes a Fund to the general risks of investing in futures and options contracts, including: the risk of an illiquid market and the risk of adverse regulatory actions. Any of these factors may cause a Fund to lose money on its foreign currency transactions. The Funds generally do not hedge currency risks, and generally will do so, if at all, only in connection with settlements of their purchases or sales of foreign securities.

FORWARD COMMITMENT AND WHEN-ISSUED SECURITIES. A Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price. In such purchase transactions, the Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although a Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, a Fund may sell such a security prior to the settlement date if the Adviser felt such action was appropriate. In such a case, the Fund could incur a short-term gain or loss.

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FUNDING AGREEMENTS. Within the limitations on investments in illiquid securities, a Fund may invest in various types of funding agreements. A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company. Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less. Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less. An insurance company may be subject to special protection under state insurance laws, which protections may impair the ability of a Fund to require prompt performance by the insurance company of its payment obligations under the funding agreement.

FUTURES CONTRACTS. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future.  Futures contracts are designated by boards of trade which have been designated “contracts markets” by the Commodities Futures Trading Commission (“CFTC”).  No purchase price is paid or received when the contract is entered into.  Instead, the Fund, upon entering into a futures contract (and to maintain the Fund’s open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade fixed income securities, known as “initial margin.”  The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract.  Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded.  By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin.  However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.  These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.”

The Fund will incur brokerage fees when it purchases and sell futures contracts.  Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss.  While futures positions taken by the Fund will usually be liquidated in this manner, the  Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Fund to do so.  A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

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Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect the Fund’s current or intended investments from broad fluctuations in securities prices.  A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract.  On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out.  Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate “short” position in index futures, the Fund may also seek to protect the value of its portfolio against an overall decline in the market for such securities.  Alternatively, in anticipation of a generally rising market, the Fund can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in securities index futures and later liquidating that position as particular securities are in fact acquired.  To the extent that these hedging strategies are successful, the Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Options on Futures Contracts. The Funds may purchase exchange-traded call and put options on futures contracts and write exchange-traded call options on futures contracts. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a “long” position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a “short” position), for a specified exercise price at any time before the option expires.

The Funds will write options only on futures contracts that are “covered.” A Fund will be considered “covered” with respect to a put option it has written if, so long as it is obligated as a writer of the put, the Fund segregates with its custodian or broker (or an affiliate thereof) cash, United States government securities or liquid securities at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). A Fund will be considered “covered” with respect to a call option it has written on a fixed income security future if, so long as it is obligated as a writer of the call, the Fund owns a security deliverable under the futures contract. A Fund will be considered “covered” with respect to a call option it has written on a securities index future if the Fund owns securities the price changes of which are, in the opinion of the Adviser, expected to replicate substantially the movement of the index upon which the futures contract is based.

Upon the exercise of a call option, the writer of the option is obligated to sell the futures contract (to deliver a “long” position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a “short” position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

If a Fund writes options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Fund. If the option is exercised, the Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

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Options on futures contracts can be used by the Funds to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

The purchase of put options on futures contracts may be used as a means of hedging a Fund’s portfolio against a general decline in market prices. The purchase of a call option on a futures contract may represent a means of hedging a Fund’s portfolio against a market advance when the Fund is not fully invested.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Fund’s holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities the Fund intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

Limitations on Purchase and Sale of Futures Contracts and Options on Futures Contracts. Options and futures can be volatile instruments and involve certain risks. If the Adviser applies a hedge in a Fund's portfolio at an inappropriate time or judges market movements incorrectly, options and futures strategies may lower the Fund's return. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its position because of an illiquid market.

In general, the Funds will not purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as defined under the CFTC regulations); or (ii) if purchased for other purposes, the sum of the amounts of initial margin deposits on a Fund's existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are "in-the-money" (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Fund's total assets.

In instances involving the purchase of futures contracts or the writing of put options thereon by the Fund, the Fund will deposit in a segregated account with its custodian an amount of cash, cash equivalents and/or appropriate securities equal to the cost of such futures contracts or options written (less any related margin deposits), to the extent that such deposits are required under the 1940 Act.

ILLIQUID INVESTMENTS. Each Fund may invest up to 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees of the Trust (the “Board”), the Adviser determines the liquidity of a Fund’s investments, and through reports from the Adviser, the Board monitors investments in illiquid instruments. In determining the liquidity of a Fund’s investments, the Adviser may consider various factors including: (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund’s rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. An investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Funds may be unable to dispose of illiquid securities promptly or at reasonable prices.

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INVESTMENTS IN COMPANIES WITH BUSINESS RELATED TO COMMODITIES. As explained under “Fundamental Restrictions” below, the Funds do not invest directly in commodities. However, a Fund may from time to time invest in securities of companies whose business is related to commodities, or in registered investment companies or other companies that invest directly or indirectly in commodities. For example, a Fund may invest in companies whose business is related to mining of precious or other metals (e.g., gold, silver, etc.) or registered investment companies or publicly or privately traded companies that invest in securities of mining companies and related instruments (including, without limitation, the underlying commodities). Investments in equity securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can make sharp movement, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies who business is related to such commodities, or the value of investment companies and other companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in commodities markets generally.

INVESTMENTS IN SWAPS AND OTHER CREDIT DERIVATIVES. A Fund may invest in swaps and other credit derivatives such as credit default swaps (“CDSs”). The economic return of CDSs depends upon the performance of the reference obligations and/or the reference entities. Exposure to the credit risk of such types of assets through the purchase of CDSs presents risks in addition to those resulting from direct purchases of such types of assets as the related reference obligations. For instance, an active market may not exist for any of the CDSs in which a Fund invests. As a result, the Fund’s ability to maximize returns or minimize losses on such CDSs may be impaired. In addition, a Fund will usually have a contractual relationship only with the counterparty offering the CDS and not the reference obligors on the reference obligations. As a result, a Fund generally will have no right directly to enforce compliance by the reference obligors with the terms of the reference obligations, no rights of set-off against the reference obligors, or any voting or other rights of ownership with respect to the reference obligations. A Fund will not directly benefit from any collateral supporting such reference obligations and will not have the benefit of the remedies that would normally be available to a holder of such reference obligations. Even if, in the case of physically settled CDSs, a Fund obtains such rights upon delivery of the defaulted reference obligations, the Fund’s ability to “work-out” effectively the defaulted reference obligations may be significantly diminished.

CDSs also expose a Fund to counterparty risk. In the event of the insolvency of the counterparty, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to the reference obligations. Consequently, the Fund will be subject to credit risk with respect to defaults by such counterparty as well as by the reference obligors.

When a Fund enters into a short unfunded CDS, upon the occurrence of a credit event, the Fund has an obligation to either deliver the defaulted reference obligation or an equivalent cash payment. Similarly, when a Fund enters into a long unfunded CDS, upon the occurrence of a credit event, the Fund has an obligation to deliver a cash payment related to such credit event. To the extent a Fund lacks adequate funds to satisfy these delivery requirements, the Fund will be required to liquidate other Fund investments in a manner which may be inconsistent with its original investment intent and the Fund’s return may be adversely affected.

To the extent a CDS requires a Fund to settle physically the defaulted reference obligation, the Fund may be adversely affected by the purchase price of the defaulted reference obligation. Similarly, CDS cash settlement mechanics may not accurately reflect the related credit loss and may be subject to the discretion of the party performing the calculation. In addition, there can be losses under a CDS without a related default with respect to the referenced obligation. This occurs when the definition of a credit event in the CDS contains events that are not truly credit related and is called credit basis risk. Also, the size of the structured notes underlying a funded CDS in relation to the size of the reference obligation affects the severity of the losses. In general, as the size of the structured notes decreases in relation to the size of the reference obligation, a Fund’s exposure to credit risk with respect to the CDS increases. Finally, to the extent that a Fund’s swap positions are leveraged, any Fund losses will be magnified.

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Other risks of CDSs include the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or the defaulted bonds, depending on whether a Fund enters into a long or short swap, respectively). A Fund’s position in CDSs is also subject to liquidity risk, market risk, structural risk, legal risk, and interest rate risk. A Fund may also invest in certificates which represent an undivided interest in a pool of high yield fixed income securities (“Underlying Securities”). Such securities pay principal and interest to the extent the Underlying Securities pay principal and interest. A Fund may, subject to certain restrictions, optionally redeem its certificates for the related pro rata interest in the Underlying Securities.

Exposure to the credit risk of such types of assets through the purchase of such certificates presents risks in addition to those resulting from direct purchases of the Underlying Securities. Until a Fund redeems its certificates, the Fund will not have a direct contractual relationship with the issuers of the Underlying Securities and will not have a right directly to enforce compliance by such issuers with the terms of the Underlying Securities, a right of set-off against such issuers, or any direct rights of ownership with respect to the Underlying Securities. A Fund’s ability to exercise voting rights with respect to the Underlying Securities may also be limited until it redeems its certificates. A Fund’s yield on such securities is dependent upon a number of factors, including, without limitation, the purchase price of such securities and the occurrence of any early or mandatory redemption with respect thereto. A Fund’s investments in such certificates are also subject to prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk, and interest rate risk.

A Fund’s ability to realize a profit from swap agreement transactions will depend upon the ability of the financial institution with which the Fund enters into the transaction to meet its obligations to the Fund. A Fund may not be able to close out its swap agreement position under certain circumstances at the same time, or at the same price, as it would if it had purchased comparable traded securities.

INVESTMENTS IN VOLATILITY INDICES. The Funds may also utilize swaps, options, ETFs, ETNs or other instruments for exposure to the Chicago Board Options Exchange Market Volatility Index (“VIX”) or another volatility index, or may invest in securities or options designed to reflect the implied volatility of an underlying market.  Investors generally use these securities to speculate or hedge against changes in implied volatility (and thereby, overall perceived risk) in the markets they track.   As a general rule, volatility options indices go up when investors are unsure about the outlook for the economy and the markets, and these indices go down when investors are content and/or confident in the outlook for the economy and the markets.  These indices generally measure implied volatility based on derivatives prices (e.g., relative options prices and spreads); however, index levels and prices of securities tracking index levels are only indicators of current investor sentiment, and are not necessarily predictive of future index levels (i.e., there is always a possibility that an index level may go higher or lower in the future, regardless of the index’s current level).

An investment in a security tracking a volatility index is subject to the risk that the investor’s interpretation of the index level is incorrect, thereby subjecting the investor to unexpected changes (or lack of changes) in the level of the relevant index and the price of the security based on the level.

Securities tracking volatility indices are also subject to the risks of flaws in the tracking methodology, as well as failures to track the index value due to market or other factors.  Volatility swaps are also subject to counterparty credit risk, since the investor may lose money if the counterparty fails to meet its obligations.  In addition, investments in volatility indices through ETFs or other investment companies are also subject to the risks of these types of securities as explained elsewhere in this SAI.

While investments in volatility indices may be used by the Funds in an effort to limit losses in a sharp market decline, there is no guarantee that using such instruments would be effective in limiting losses, and the use of such instruments could impact the ability to increase returns. There are also costs associated with entering into such investments, which can adversely impact returns.

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LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, each Fund may lend portfolio securities in an amount up to 33% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities which the Adviser has determined are creditworthy under guidelines established by the Board. In determining whether a Fund will lend securities, the Adviser will consider all relevant facts and circumstances. A Fund may not lend securities to any company affiliated with the Adviser. Each loan of securities will be collateralized by cash, securities, or letters of credit. A Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income. Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or the Funds will be paid a premium for the loan. Loans are subject to termination at the option of a Fund or the borrower at any time. A Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

MONEY MARKET INSTRUMENTS. Each Fund may invest directly and indirectly in money market instruments including, without limitation, U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements) Money market instruments also may include, without limitation, Banker’s Acceptances and Certificates of Deposit of domestic branches of banks, Commercial Paper, and Variable Amount Demand Master Notes (“Master Notes”). Banker’s Acceptances are time drafts drawn on and “accepted” by a bank. When a bank “accepts” such a time draft, it assumes liability for its payment. When a Fund acquires a Banker’s Acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when due. The Banker’s Acceptance carries the full faith and credit of such bank. A Certificate of Deposit (“CD”) is an unsecured, interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. A Fund will invest directly in Commercial Paper only if it is rated in one of the top two rating categories by Moody’s, S&P or Fitch or, if not rated, is of equivalent quality in the Adviser’s opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes may be acquired by a Fund through the Master Note program of the Fund’s custodian bank, acting as administrator thereof. The Adviser will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by a Fund.

OPTIONS.  The Funds may purchase and write put and call options on securities.  A Fund may write a put or call option only if the option is “covered” by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option.  The purchase and writing of options involves certain risks.  During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.  The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.  Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.  If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option.  Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.  There can be no assurance that a liquid market will exist when the a seeks to close out an option position.  Furthermore, if trading restrictions or suspensions are imposed on the options market, a Fund may be unable to close out a position.
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REAL ESTATE SECURITIES. The Funds will not invest directly in real estate, but may invest in readily marketable securities issued by companies that invest in real estate or interests therein. The Funds may also invest in readily marketable interests in real estate investment trusts (“REITs”). REITs are generally publicly traded on national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Investments in real estate securities are subject to risks inherent in the real estate market, including risks related to changes in interest rates, possible declines in the value of and demand for real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a given market and environmental problems.

A Fund may invest in global real estate companies outside the U.S. These companies include, but are not limited to, companies with similar characteristics to a REIT structure, in which revenue consists primarily of rent derived from owned, income producing real estate properties, dividend distributions as a percentage of taxable net income are high (generally greater than 80%), debt levels are generally conservative and income derived from development activities is generally limited.

REPURCHASE AGREEMENTS. A Fund may invest in repurchase agreements. A repurchase agreement is a short term investment in which the purchaser acquires ownership of a U.S. Government security and the seller agrees to repurchase the security at a future time at a set price, thereby determining the yield during the purchaser’s holding period. Any repurchase transaction in which a Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value.

RESTRICTED SECURITIES. Within its limitations on investment in illiquid securities, each Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required for a restricted security held by a Fund, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

REVERSE REPURCHASE AGREEMENTS. A Fund may also engage in reverse repurchase agreements. Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

SHORT SALES OF SECURITIES. A Fund may make short sales, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete a short sale transaction, a Fund will borrow the security from a broker-dealer, which generally involves the payment of a premium and transaction costs. The Fund then sells the borrowed security to a buyer in the market. The Fund will then cover the short position by buying shares in the market either (i) at its discretion; or (ii) when called by the broker-dealer lender. Until the security is replaced, the Fund is required to pay the broker-dealer lender any dividends or interest that accrues during the period of the loan. In addition, the net proceeds of the short sale will be retained by the broker to the extent necessary to meet regulatory or other requirements, until the short position is closed out.

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A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. When a Fund makes a short sale, the Fund will segregate liquid assets (such as cash, U.S. Government securities, or equity securities) on the Fund’s books and/or in a segregated account at the Fund’s custodian or broker (or an affiliate thereof) in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker-dealer lender, to the extent such deposit is required by applicable law and/or the parties involved in the transaction. In determining the amount to be segregated, any securities that have been sold short by a Fund will be marked to market daily. To the extent the market price of the security sold short increases and more assets are required to meet a Fund’s short sale obligations, additional assets will be segregated to ensure adequate coverage of the Fund’s short position obligations.

In addition, a Fund may make short sales “against the box,” i.e., when a Fund sells a security short while owning securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will hold such securities while the short sale is outstanding. A Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box.

TEMPORARY DEFENSIVE POSITIONS. Each Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. In such circumstances, each Fund may also hold up to 100% of its portfolio in cash and cash equivalent positions. When a Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

U.S. GOVERNMENT SECURITIES. A Fund may invest a portion of its portfolio in U.S. government securities such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. government such as Government National Mortgage Association (“GNMA”) and the Overseas Private Investment Corporation (“OPIC”), as well as obligations of U.S. government authorities, agencies, and instrumentalities such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Housing Administration, Federal Farm Credit Bank (“FFCB”), Federal Home Loan Bank, Student Loan Marketing Association (“SLMA”), and The Tennessee Valley Authority. U.S. government securities may be acquired subject to repurchase agreements. While obligations of some U.S. government sponsored entities are supported by the full faith and credit of the U.S. government (e.g., GNMA and OPIC), several are supported by the right of the issuer to borrow from the U.S. Government (e.g. FNMA and FHLMC), and still others are supported only by the credit of the issuer itself (e.g., SLMA and FFCB). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities that are not supported by the full faith and credit of the U.S. government, since it is not obligated to do so by law. The guarantee of the U.S. government does not extend to the yield or value of the Funds’ shares.

ZERO COUPON SECURITIES. A Fund may purchase zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity, unlike fixed income securities that provide periodic payments of interest (referred to as a coupon payment). Zero coupon securities are bought at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. One must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

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INVESTMENT LIMITATIONS

Each Fund has adopted the following investment limitations, which cannot be changed without approval by holders of a majority of its outstanding voting shares. A “majority” for this purpose means the lesser of (i) 67% of the applicable Fund’s outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented; or (ii) more than 50% of the applicable Fund’s outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase of the applicable securities.

FUNDAMENTAL RESTRICTIONS. As a matter of fundamental policy, each of the Funds may not:

(1)	Issue senior securities, except as permitted by the 1940 Act;
(2)
Borrow money (including, without limitation, borrowing to meet redemptions), except to the extent permitted under the 1940 Act. For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

(3)
Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(4)	Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;
(5)
Make loans, provided that the Fund may lend its portfolio securities in an amount up to 33% of total Fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances and repurchase agreements shall not be deemed to be the making of a loan;

(6)
Purchase or sell real estate or interests in real estate; provided, however, that the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs and mortgage-backed securities);

(7)
Invest 25% or more of its total assets in securities of issuers in any particular industry. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), securities of state or municipal governments and their political subdivisions and investments in other registered investment companies are not considered to be issued by members of any industry. If a Fund invests in a revenue bond tied to a particular industry, the Fund will consider such investment to be issued by a member of the industry to which the revenue bond is tied; and

(8)	Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

NON-FUNDAMENTAL RESTRICTIONS. The following investment limitations are not fundamental and may be changed by the Board without shareholder approval. As a matter of non-fundamental policy, each of the Funds may not:

(1)
Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions). For purposes of this limitation, short sales of securities and futures trades, forward contracts or similar trades requiring margin deposits or other use of a margin account are not considered purchasing securities on margin;

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(2)	Make investments for the purpose of exercising control or management over a portfolio company;
(3)	Invest in securities of other registered investment companies, except as permitted under the 1940 Act;
(4)	Invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in the common stock of companies which invest in or sponsor such programs;
(5)	Purchase warrants if as a result the Fund would then have more than 5% of its total net assets (taken at the lower of cost or current value) invested in warrants; and
(6)	Invest more than 15% of its net assets in illiquid securities.
With respect to the “fundamental” and “non-fundamental” investment restrictions above, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase): provided, however, that the treatment of the fundamental restrictions related to borrowing money and issuing senior securities are exceptions to this general rule.

With respect to the above fundamental investment restriction on borrowing money, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

With respect to the above fundamental investment restriction on making loans, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances and repurchase agreements shall not be deemed to be the making of a loan.

With respect to the above fundamental investment restriction on concentration in a particular industry, securities of the U.S. Government (including its agencies and instrumentalities), securities of state or municipal governments and their political subdivisions and investments in other registered investment companies are not considered to be issued by members of any industry.  If the Fund invests in a revenue bond tied to a particular industry, the Fund will consider such investment to be issued by a member of the industry to which the revenue bond is tied.

With respect to the above non-fundamental investment restriction on purchasing securities on margin, short sales of securities and futures trades, forward contracts or similar trades requiring margin deposits or other use of a margin account are not considered purchasing securities on margin.

The 1940 Act presently allows a Fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33⅓% of its total assets and the Fund will, to the extent necessary, reduce its existing borrowings (within 3 days, excluding Sundays and holidays) to comply with the provisions of the 1940 Act.

PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Board, the Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Funds. The Adviser shall manage each Fund’s portfolio in accordance with the terms of an Investment Advisory Agreement between the Adviser and each Fund, which is described in detail under “Management and Other Service Providers – Investment Adviser.” The Adviser serves as investment adviser for a number of client accounts, in addition to the Funds.

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Brokerage Selection. The Funds have adopted, and the Board has approved, policies and procedures relating to the direction of portfolio securities transactions to brokers. In accordance with these policies and procedures, in selecting brokers to be used in portfolio transactions, the Adviser’s general guiding principle is to obtain the best overall execution for each trade, which is a combination of price and execution. With respect to execution, the Adviser considers a number of factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, the Adviser’s past experience with similar trades and other factors that may be unique to a particular order. Recognizing the value of these judgmental factors, the Adviser may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade. The Adviser may not give consideration to sales of shares of a Fund as a factor in selecting brokers to execute portfolio transactions. The Adviser may, however, place portfolio transactions with brokers that promote or sell a Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Board that are designed to ensure that the selection is consistent with the Adviser’s obligation to obtain best execution and not based upon the broker’s sales efforts.

Under Section 28(e) of the Securities Exchange Act of 1934 and the Investment Advisory Agreements, the Adviser is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker. The research received by the Adviser may include, without limitation: information on the United States and other world economies; information on specific industries, sectors, groups of securities, individual companies, political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Adviser to determine and track investment results; and trading systems that allow the Adviser to interface electronically with brokerage firms, custodians and other providers. Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs and access to computer databases. In some instances, research products or services received by the Adviser may also be used by the Adviser for functions that are not research related (i.e. not related to the making of investment decisions). Where a research product or service has a mixed use, the Adviser will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds.

The research and investment information services described above make available to the Adviser for its analysis and consideration the views and information of individuals and research staffs of other securities firms. These services may be useful to the Adviser in connection with advisory clients other than the Funds and not all such services may be useful to the Adviser in connection with the Funds. Although such information may be a useful supplement to the Adviser’s own investment research in rendering services to a Fund, the value of such research and services is not expected to materially reduce the expenses of the Adviser in the performance of its services under the Investment Advisory Agreements and will not reduce the management fees payable to the Adviser by the Funds.

A Fund may invest in securities traded in the over-the-counter market. In these cases, the Fund may initiate trades through brokers on an agency basis and pay a commission in connection with the transaction. The Fund may also effect these transactions by dealing directly with the dealers who make a market in the securities involved, in which case the costs of such transactions would involve dealer spreads rather than brokerage commissions.  The brokerage commissions paid by the Funds were:
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	Fiscal Periods Ended
Name of The Fund	May 31, 2016	May 31, 2015*	May 31, 2014
Growth Fund	$257,778[1]	$106,260	$35,480
Defensive Fund	$49,906[2]	$63,841	$74,823
Alternative Fund	$67,680	$66,465	$117,960
Income Fund	$54,669[3]	$4,927	$3,127
International Fund	$26,838[4]	$38,842	$66,698
Managed Fund	$167,006[5]	$535,425	$974,405

[1]	The higher brokerage commissions for the Growth Fund is primarily due to growth in the Growth Fund's assets.
[2]	The lower brokerage commissions for the Defensive Fund is primarily due to lower turnover.
[3]	The higher brokerage commissions for the Income Fund is primarily due to a growth in the Income Fund's assets.
[4]	The lower brokerage commissions for the International Fund is primarily due to lower turnover.
[5]	The lower brokerage commissions for the Managed Fund is primarily due to a decrease in the Managed Fund's assets.
*
The higher brokerage commissions paid by the Growth Fund during the fiscal year ended May 31, 2015 were primarily due to growth in the Growth Fund’s assets. The lower brokerage commissions paid by the Alternative Fund during the fiscal year ended May 31, 2015 were primarily due to a decrease in the Alternative Fund’s assets. The lower brokerage commissions paid by the International Fund during the fiscal year ended May 31, 2015 were primarily due to lower turnover. The lower brokerage commissions paid by the Managed Fund during the fiscal year ended May 31, 2015 were primarily due to a decrease in the Managed Fund’s assets and purchases of ETFs with higher prices, resulting in fewer shares purchased.

Aggregated Trades. While investment decisions for each Fund are made independently from those for any other investment companies and accounts advised or managed by the Adviser, such other advisory clients may invest in the same securities as the Funds. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for each Fund with those to be sold or purchased for other investment companies or accounts advised or managed by the Adviser in executing transactions. When a purchase or sale of the same security is made as part of an aggregated trade, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Adviser believes to be equitable to the participating Fund(s) and other participating investment companies or accounts. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by a Fund.

Portfolio Turnover. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of each Fund may vary greatly from year to year as well as within a particular year, primarily due to each Fund’s trading strategy with respect to market volatility and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making investment decisions, and each Fund may engage in short-term trading to achieve its investment objectives. High rates of portfolio turnover could lower performance of a Fund due to increased transaction costs and may also result in the realization of short-term capital gains taxed at ordinary income tax rates. The portfolio turnover rates of each of the Funds were:

	Fiscal Years Ended May31st
Name of the Fund	2016	2015
Growth Fund	287%[1]	333%
Defensive Fund	645%[2]	482%
Alternative Fund	36%	37%
Income Fund	18%[3]	485%
International Fund	726%[4]	450%
Managed Fund	861%[5]	1,046%
[1]	The lower turnover for the Growth Fund is due to the effect of market conditions on the Growth Fund’s tactical investment process
[2]	The higher turnover for the Defensive Fund is due to the effect of market conditions on the Defensive Fund’s tactical investment process
[3]	The lower turnover for the Income Fund was due to a change in its principal investment strategy in April 2015
[4]	The higher turnover for the International Fund is due to the effect of market conditions on the International Fund’s tactical investment process
[5]	The lower turnover for the Managed Fund is due to the effect of market conditions on the Managed Fund’s tactical investment process
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DESCRIPTION OF THE TRUST

The Trust, which is a statutory trust organized under Delaware law on February 28, 2003, is an open-end management investment company. The Trust’s Amended and Restated Agreement and Declaration of Trust (the “Trust Instrument”) authorizes the Board to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Trust currently consists of six Funds and each Fund has three classes of shares, which are referred to as “Class A shares”, “Class C shares” and “Class I shares.” Each class of shares represents an interest in the same assets of a Fund, has the same rights and is identical in all material respects, except that (i) the classes bear different (or no) levels of sales loads and different expenses; (ii) certain class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expense of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees’ fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements (see below for additional information). The number of shares of the Trust shall be unlimited. When issued for payment as described in the Prospectus and this SAI, shares of the Funds will be fully paid and non-assessable and shall have no preemptive or conversion rights.

In the event of a liquidation or dissolution of the Trust or a Fund, shareholders of the Fund would be entitled to receive the assets available for distribution belonging to such Fund. Shareholders of a Fund are entitled to participate equally in the net distributable assets of the Fund upon liquidation, based on the number of shares of the Fund that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds, or payments that are not readily identifiable as belonging to any particular Fund, the Board shall allocate them among any one or more of the Funds as they, in their sole discretion, deem fair and equitable.

Shareholders of all series of the Trust, including the Funds, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. The Trust has adopted a Rule 18f-3 Multi-Class Plan that contains the general characteristics of, and conditions under which the Trust may offer multiple classes of shares of each series. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule 18f-2 also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class. Rights of shareholders cannot be modified by less than a majority vote.

Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares of all series of the Trust have equal voting rights and liquidation rights. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees and, in this event, the holders of the remaining shares voting will not be able to elect any Trustees. Rights of shareholders cannot be modified by less than a majority vote. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

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The Trustees will hold office indefinitely, except that: (i) any Trustee may resign or retire; and (ii) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust. In case a vacancy on the Board shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act.

The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee’s bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

The Trust will not hold annual shareholders’ meetings unless required by law. There will normally be no annual meeting of shareholders in any year in which the election of Trustees by shareholders is not required by the 1940 Act. As set forth in the Trust’s By-Laws, shareholders of the Trust have the right, under certain conditions, to call a special meeting of shareholders, including a meeting to consider removing a Trustee.

MANAGEMENT AND OTHER SERVICE PROVIDERS

The Board is responsible for the management and supervision of the Funds. The Board approves all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee the business activities of the Funds. This section of the SAI provides information about the persons who serve as Trustees and executive officers to the Trust, as well as the entities that provide services to the Trust.

TRUSTEES AND OFFICERS. Following are the Trustees and executive officers of the Trust, their age and address, their present position with the Trust, and their principal occupation during the past five years. Those Trustees who are “interested persons” as defined in the 1940 Act and those Trustees who are not an “interested person” as defined in the 1940 Act (“Independent Trustees”), are identified in the table. The address of each Trustee and executive officer of the Trust, unless otherwise indicated, is 1061 Cliff Dawson Road, Watkinsville, Georgia 30677.

Name and Age	Position(s) held with Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
James M. Baker (age 64)	Trustee	Since June 2003	Mr. Baker has been the President of Baker & Lassiter, Inc. (real estate development and management) since 1994.	6	Mr. Baker serves as a director of Resurgens Bank, a closely held state chartered bank.
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Norman A. McLean (age 62)	Trustee	Since June 2003	Mr. McLean has been the Director of Marketing/Public Relations for St. Mary’s Health Care System (health care) since September 2005.	6	None
Ronald C. Baum (age 74)	Trustee	Since July 2011	Mr. Baum was a Managing Partner for the Atlanta office of Grant Thornton LLP (public accounting firm) from 1987 through 2002.	6	None
INTERESTED TRUSTEE**
Gregory L. Morris (age 68)	Trustee and Chairman	Since June 2007	Mr. Morris was a portfolio manager and investment committee member of the Adviser and its predecessor firm (Stadion Money Management, Inc.) from November 2004 to September 2014.	6	None

**	Gregory L. Morris is an Interested Trustee because he was an employee of the Adviser from November 2004 to December 2014.

OTHER EXECUTIVE OFFICERS
Judson P. Doherty (age 47)	Chief Executive Officer and President (Principal Executive Officer)	Since June 2006
Mr. Doherty has been Chief Executive Officer since April 2015 and President of the Adviser and its predecessor firm (Stadion Money Management, Inc.) since 2007. He was Chief Financial Officer of Stadion Money Management, Inc. from 2001 until 2011 and Chief Compliance Officer of Stadion Money Management, Inc. and the Trust from 2004 to 2010. He is also a member of the Adviser’s investment committee.
				n/a	None
Duane L. Bernt (age 45)	Treasurer (Principal Financial Officer)	Since October 2012	Mr. Bernt has been the Chief Financial Officer of the Adviser since 2011. Previously, he was a Senior Vice President of Lincoln Financial Group (a financial services firm) from 1998 to 2011.	n/a	None
22

Michael D. Isaac (age 40)	Chief Compliance Officer	Since April 2010
Mr. Isaac has been the Chief Compliance Officer of the Adviser and its predecessor firm (Stadion Money Management, Inc.) since 2010. Previously, he was Chief Compliance Officer of J.P. Turner & Company LLC (a broker/dealer) from 2006 to 2010.
			n/a	None
Alan Gattis (age 36) 1290 Broadway, Suite 1100 Denver, Colorado 80203	Assistant Treasurer	Since April 2013
Mr. Gattis, Vice President and Fund Controller for ALPS Fund Services, Inc., since2015 and 2011, respectively; Assistant Treasurer for Clough Funds Trust and Clough Global Funds, since 2016; Assistant Treasurer for Griffin Institutional Access Real Estate Fund, since 2014; Assistant Treasurer for Standion Funds, since 2013; Assistant Treasurer for Centaur Mutual Funds Trust, since 2013; Audit Manager, Spicer Jeffries LLP (a public accounting firm),  2009 through 2011; Auditor,  PricewaterhouseCoopers LLP, 2004 through 2009.
			n/a	None
Sareena Khwaja-Dixon (age 36) 1290 Broadway, Suite 1100 Denver, CO 80203	Secretary	Since November 2015
Ms. Khwaja-Dixon, Senior Counsel and Vice President for ALPS Fund Services, Inc., since  2015. Previously, she was a Senior Paralegal/Paralegal for Russell Investments from 2011 to 2015. Ms. Khwaja-Dixon is also Assistant Secretary of WesMark Funds and Financial Investors Trust and Secretary of Liberty All-Star Growth Fund, Inc. and Liberty All-Star Equity Fund.
			n/a	None

*	The Fund complex consists of the Growth Fund, Defensive Fund, Alternative Fund, Income Fund, International Fund and Managed Fund (the “Fund Complex”).

Board Structure

The Trust’s Board includes three Independent Trustees and one Interested Trustee, Mr. Morris, who is Chairman of the Board. The Board has not appointed an Independent Trustee to serve as lead Independent Trustee. The Board has determined that this is an appropriate leadership structure for the Trust because, among other things, the Board’s current and historical small size and the small number of Funds in the Trust permit Trust management to communicate with each independent Trustee as and when needed, and permit each Independent Trustee to be involved in each committee of the Board (each a “Committee”) as well as each Board function. The Board may consider appointing an independent Chairman or a lead Independent Trustee in the future, particularly if the Board’s size or the Trust’s complexity materially increases.

With respect to risk oversight, the Board holds four regular meetings each year to consider and address matters involving the Trust and Funds. During these meetings, the Board receives reports from Trust management, the Funds’ administrator, transfer agent and distributor, and the Trust’s Chief Compliance Officer (the “CCO”), on regular quarterly items and, where appropriate and as needed, on specific issues. As part of its oversight function, the Board also may hold special meetings or communicate directly with Trust management or the CCO to address matters arising between regular meetings. The Board has established a committee structure that includes an Audit Committee, Nominating Committee and a Proxy Voting Committee (discussed in more detail below). Each Committee is comprised entirely of Independent Trustees. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

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Qualification of Trustees

The Board has considered each Trustee's experience, qualifications, attributes and skills in light of the Board’s function and the Trust’s business and structure, and has determined that each Trustee possesses experience, qualifications, attributes and skills that enable the Trustee to be an effective member of the Board. In this regard, the Board has considered the following specific experience, qualifications, attributes and/or skills for each Trustee:

Mr. Morris has experience as an investment professional, including his previous roles as portfolio manager of the Adviser (and its predecessor), and as a trustee, vice president and treasurer of another investment company. Mr. Baker has business experience as president of a real estate development company and asset management company, and board and business experience as a director of a state chartered bank. In addition, he has served on a number of other boards and advisory committees. Mr. McLean has business experience as a director of marketing and public relations for a health care system, and previously as an associate director for marketing of a state university athletic association. Mr. Baum has business and accounting experience as a managing partner of a public accounting firm.

The Board has determined that each of the Trustees’ careers and background, combined with their interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board’s functions and oversight of the Trust. References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Trustee Standing Committees. The Board has established the following standing committees:

Audit Committee: The Independent Trustees are the current members of the Audit Committee. The Audit Committee oversees the Funds’ accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds’ financial statements, and interacts with the Funds’ independent auditors on behalf of the Board. The Audit Committee also serves in the role of the Trust’s qualified legal compliance committee and, as such, receives, investigates and makes recommendations as to appropriate remedial action in connection with, any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, trustees or agents. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met once during the Trust’s last fiscal year.

Nominating Committee: The Independent Trustees are the current members of the Nominating Committee. The Nominating Committee nominates, selects, and appoints Independent Trustees to fill vacancies on the Board and to stand for election at appropriate meetings of the shareholders of the Trust. The Nominating Committee meets only as necessary and did not meet during the Trust’s last fiscal year. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.

Proxy Voting Committee: The Independent Trustees are the current members of the Proxy Voting Committee. The Proxy Voting Committee will determine how a Fund should cast its vote, if called upon by the Board or the Adviser, when a matter with respect to which a Fund is entitled to vote presents a conflict between the interests of a Fund’s shareholders, on the one hand, and those of the Adviser, principal underwriter or an affiliated person of the Funds, the Adviser, or principal underwriter, on the other hand. The Proxy Voting Committee will review the Trust’s Proxy Voting and Disclosure Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee will also decide if a Fund should participate in a class action settlement, if called upon by the Adviser, in cases where a class action settlement with respect to which a Fund is eligible to participate presents a conflict between the interests of a Fund’s shareholders, on the one hand, and those of the Adviser, on the other hand. The Proxy Voting Committee meets only as necessary and did not meet during the Trust’s last fiscal year.

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Beneficial Ownership of Shares of the Funds. The table below shows, for each Trustee, the value of shares of the Funds beneficially owned, and the aggregate value of investments in shares of all funds in the Fund complex, as of December 31, 2015, and stated as one of the following ranges: A = None; B = $1–$10,000; C = $10,001–$50,000; D = $50,001–$100,000; and E = over $100,000.

Name of Trustee	Fund	Dollar Range of Shares of each Fund Owned by Trustee	Aggregate Dollar Range of Shares of All Funds in Fund Complex Overseen by Trustee
INDEPENDENT TRUSTEES
James M. Baker	Growth Fund	C
	Defensive Fund	C
	Alternative Fund	D
	Income Fund	B
	International Fund	B
	Managed Fund	D
E
Norman A. McLean	Growth Fund	B
	Defensive Fund	B
	Alternative Fund	B
	Income Fund	B
	International Fund	B
	Managed Fund	D
D
Ronald C. Baum	Growth Fund	A
	Defensive Fund	C
	Alternative Fund	B
	Income Fund	A
	International Fund	B
	Managed Fund	B
C
INTERESTED TRUSTEE
Gregory L. Morris	Growth Fund	A
	Defensive Fund	C
	Alternative Fund	A
	Income Fund	A
	International Fund	A
	Managed Fund	A
C
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Ownership In Fund Affiliates. As of December 31, 2015, none of the Independent Trustees, nor members of their immediate families, owned, beneficially or of record, securities of the Adviser, the Funds’ principal underwriter or any affiliate of the Adviser or the principal underwriter.

Compensation. Officers of the Trust and the Trustees who are interested persons of the Trust or the Adviser receive no salary from the Trust. The Independent Trustees receive an annual retainer of $15,000 and a fee of $2,500 for each Board meeting attended in person or by telephone. Half of the fees received by the Independent Trustees are invested in shares of the Funds on the date they are received. The Funds reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance at Board or committee meetings. The table below reflects the amount of compensation received by each Trustee during the fiscal year ended May 31, 2016.

Name of Trustee	Aggregate Compensation From the Funds	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds and Fund Complex Paid to Trustees
INDEPENDENT TRUSTEES
James M. Baker	$25,000	None	None	$25,000
Norman A. McLean	$25,000	None	None	$25,000
Ronald C. Baum	$25,000	None	None	$25,000
INTERESTED TRUSTEE
Gregory L. Morris	None	None	None	None

CODES OF ETHICS. The Trust, the Adviser, and the Funds’ principal underwriter have each adopted a code of ethics, as required by Rule 17j-1 under the 1940 Act, that is designed to prevent personnel of the Trust, the Adviser, and the Funds’ principal underwriter subject to the codes from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which securities may also be held by persons subject to the codes). The codes of ethics permit personnel of the Trust, the Adviser, and the principal underwriter subject to the codes to invest in securities, including securities that may be purchased or held by the Funds, subject to certain restrictions and pre-approval requirements. In addition, the codes of ethics of the Trust, the Adviser, and the principal underwriter require that access persons of such entities report their personal securities transactions and holdings, which are reviewed for compliance with the code of ethics.

ANTI-MONEY LAUNDERING PROGRAM. The Trust has adopted an anti-money laundering (“AML”) program, as required by applicable law, that is designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. The Trust’s AML Compliance Officer is responsible for implementing and monitoring the operations and internal controls of the program. Compliance officers at certain of the Funds’ service providers are also responsible for monitoring aspects of the AML program. The AML program is subject to the continuing oversight of the Board.

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PROXY VOTING POLICIES. The Trust has adopted a proxy voting and disclosure policy that delegates to the Adviser the authority to vote proxies for the Funds, subject to oversight of the Board. Copies of the Trust’s Proxy Voting and Disclosure Policy and the Adviser’s Proxy Voting and Disclosure Policy are included as Appendix B to this SAI.

No later than August 31 of each year, the Trust files Form N-PX with the SEC. Form N-PX states how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30. Each Fund’s proxy voting records, as set forth in its most recent Form N-PX filing, are available upon request, without charge, by calling the Fund at 1-866-383-7636. This information is also available on the SEC’s website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF VOTING SECURITIES. As of September 1, 2016, the Trustees and officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting and/or investment power) less than 1% of the then outstanding shares in each a Fund. As of the same date, the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of a Fund or Class of shares of a Fund:

Name and Address of Record Owner	Amount and Nature of Ownership	Percentage Ownership
Growth Fund – Class A Shares
National Financial Services, LLC 82 Devonshire St Mail Zone Ze7f Boston, MA 02109	Record Owner of 2,130,336.109 shares	22.176%
LPL Financial LLC Attn:Client Compensation Department 4707 Executive Drive San Diego, CA 92121	Record Owner of 1,657,226.663 shares	17.251%
Charles Schwab & Co., Inc. Attn Mutual Funds SF215FMT-05 211 Main Street San Francisco, CA 94105	Record Owner of 1,236,144.846 shares	12.868%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	Record Owner of 1,211,961.635 shares	12.616%
First Clearing, LLC Mailcode: H0006-09v 1 North Jefferson Avenue Saint Louis, MO 63103	Record Owner of 902,088.140 shares	9.391%
Raymond James & Associates, Inc. 880 Carillon Parkway St Petersburg, FL 33716	Record Owner of 551,117.683 shares	5.737%
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Growth Fund - Class C Shares
First Clearing, LLC Mailcode: H0006-09V 1 North Jefferson Avenue Saint Louis, MO 63103	Record Owner of 1,923,005.816 shares	22.198%
Charles Schwab & Co., Inc. Attn: Mutual Funds SF215FMT-05 211 Main Street San Francisco, CA 94105	Record Owner of 1,516,605.484 shares	17.507%
LPL Financial LLC Attn:Client Compensation Department 4707 Executive Drive San Diego, CA 92121	Record Owner of 1,027,792.241 shares	11.864%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	Record Owner of 832,738.277 shares	9.613%
Merrill Lynch, Pierce, Fenner & Smith Inc. 4800 Deer Lake Drive East 3rd Floor Jacksonville, FL 32246	Record Owner of 808,966.993 shares	9.338%
RBC Capital Markets, LLC 60 South 6th Street Minneapolis, MN 55402	Record Owner of 522,086.019 shares	6.027%
Growth Fund – Class I Shares
First Clearing, LLC Mailcode: H0006-09V 1 North Jefferson Avenue Saint Louis, MO 63103	Record Owner of 2,849,802.563 shares	19.013%
UBS Financial Services, Inc. Attn: Compliance Deptartment 1000 Harbor Boulevard Floor 8 Weehawken, NJ 07086	Record Owner of 2,135,144.040 shares	14.245%
National Financial Services, LLC 82 Devonshire Street Mail Zone ZE7F Boston, MA 02109	Record Owner of 2,066,918.678 shares	13.790%
LPL Financial LLC Attn: Client Compensation Department 4707 Executive Drive San Diego, CA 92121	Record Owner of 1,837,038.933 shares	12.256%
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Charles Schwab & Co., Inc. Attn: Mutual Funds SF215FMT-05 211 Main Street San Francisco, CA 94105	Record Owner of 1,486,211.216 shares	9.915%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	Record Owner of 1,150,740.278 shares	7.677%
Merrill Lynch, Pierce, Fenner & Smith Inc. 4800 Deer Lake Drive East 3rd Floor Jacksonville, FL 32246	Record Owner of 878,397.966 shares	5.860%
Raymond James Financial Services, Inc. 880 Carillon Parkway St Petersburg, FL 33716	Record Owner of 876,740.880 shares	5.849%
Defensive Fund – Class A Shares
National Financial Services, LLC 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Record Owner of 925,015.999 shares	55.421%
First Clearing, LLC Mailcode: H0006-09V 1 North Jefferson Avenue Saint Louis, MO 63103	Record Owner of 199,178.381 shares	11.934%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	Record Owner of 90,425.274 shares	5.418%
Defensive Fund – Class C Shares
First Clearing, LLC Mailcode: H0006-09V 1 North Jefferson Avenue Saint Louis, MO 63103	Record Owner of 304,720.919 shares	33.560%
National Financial Services, LLC 82 Devonshire Street Mail Zone ZE7F Boston, MA 02109	Record Owner of 151,911.389 shares	16.731%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	Record Owner of 104,077.784 shares	11.463%
Merrill Lynch, Pierce, Fenner & Smith Inc. 4800 Deer Lake Drive East Floor 1 Jacksonville, FL 32246	Record Owner of 91,512.196 shares	10.079%
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Stifel Nicolaus & Company, Inc. One Financial Plaza 501 North Broadway Saint Louis, MO 63102	Record Owner of 50,496.145 shares	5.561%
Defensive Fund – Class I Shares
National Financial Services, LLC 82 Devonshire Street Mail Zone ZE7F Boston, MA 02109	Record Owner of 479,952.576 shares	48.464%
First Clearing, LLC Mailcode: H0006-09V 1 North Jefferson Avenue Saint Louis, MO 63103	Record Owner of 234,168.659 shares	23.646%
Merrill Lynch, Pierce, Fenner & Smith Inc. 4800 Deer Lake Drive East 3rd Floor Jacksonville, FL 32246	Record Owner of 78,300.139 shares	7.906%
Alternative Fund – Class A Shares
National Financial Services, LLC 82 Devonshire Street Mail Zone ZE7F Boston, MA 02109	Record Owner of 1,865,181.137 shares	69.921%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	Record owner of 231,949.178 shares	8.695%
LPL Financial LLC Attn:Client Compensation Department 4707 Executive Drive San Diego, CA 92121	Record Owner of 224,009.520 shares	8.398%
First Clearing, LLC Mailcode: H0006-09V 1 N Jefferson Avenue Saint Louis, MO 63103	Record Owner of 146,755.609 shares	5.501%
Alternative Fund – Class C Shares
First Clearing, LLC Mailcode: H0006-09V 1 North Jefferson Avenue Saint Louis, MO 63103	Record Owner of 368,473.137 shares	38.160%
Charles Schwab & Co., Inc. Attn Mutual Funds SF215FMT-05 211 Main Street San Francisco, CA 94105	Record Owner of 166,790.253 shares	17.273%
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National Financial Services, LLC 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Record Owner of 105,813.414 shares	10.958%
Pershing LLC 1 Pershing Plzaza Jersey City, NJ 07399	Record Owner of 73,900.649 shares	7.653%
LPL Financial LLC Attn:Client Compensation Department 4707 Executive Drive San Diego, CA 92121	Record Owner of 55,979.242 shares	5.797%
Alternative Fund – Class I Shares
National Financial Services, LLC 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Record Owner of 1,479,489.250 shares	37.355%
First Clearing, LLC Mailcode: H0006-09V 1 North Jefferson Avenue Saint Louis, MO 63103	Record Owner of 1,130,525.547 shares	28.544%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	Record Owner of 493,748.391 shares	12.466%
Raymond James Financial Services, Inc. 880 Carillon Parkway St Petersburg, FL 33716	Record Owner of 326,832.364 shares	8.252%
UBS Financial Services, Inc. Attn: Compliance Department 1000 Harbor Boulevard Floor 8 Weehawken, NJ 07086	Record Owner of 199,736.516 shares	5.043%
Income Fund – Class A Shares
LPL Financial LLC Attn:Client Compensation Department 4707 Executive Drive San Diego, CA 92121	Record Owner of 196,340.748 shares	33.078%
National Financial Services, LLC 82 Devonshire Street Mail Zone ZE7F Boston, MA 02109	Record Owner of 191,536.778 shares	32.268%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	Record Owner of 103,418.919 shares	17.423%
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BB&T Securities, LLC Attn: Finance/Accounting 8006 Discovery Drive Suite 403 Richmond, VA 23229	Record Owner of 35,860.416 shares	6.041%
Income Fund – Class C Shares
LPL Financial LLC Attn:Client Compensation Department 4707 Executive Drive San Diego, CA 92121	Record Owner of 69,990.995 shares	37.739%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	Record Owner of 63,017.580 shares	33.979%
National Financial Services, LLC 82 Devonshire Street Mail Zone ZE7F Boston, MA 02109	Record Owner of 17,615.098 shares	9.498%
RBC Capital Markets, LLC 60 South 6th Street Minneapolis, MN 55402	Record Owner of 10,034.312 shares	5.411%
Commonwealth Equity Services, Inc. One University Office Park 29 Sawyer Road Waltham, MA 02453	Record Owner of 9,587.771 shares	5.170%
Income Fund – Class I Shares
National Financial Services, LLC 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Record Owner of 7,930,979.927 shares	87.601%
LPL Financial LLC Attn:Client Compensation Department 4707 Executive Drive San Diego, CA 92121	Record Owner of 464,853.527 shares	5.134%
International Fund – Class A Shares
National Financial Services, LLC 82 Devonshire Street Mail Zone ZE7F Boston, MA 02109	Record Owner of 560,368.357 shares	97.426%
International Fund – Class C Shares
Signator Investors, Inc., 380 Stuart Street Boston, MA 02116	Record Owner of 8,730.365 shares	41.798%
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Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	Record Owner of 4,231.047 shares	20.257%
National Financial Services, LLC 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Record Owner of 4,028.336 shares	19.286%
Voya Financial Partners, LLC Attn: Commissions MS-250 909 Locust Street Des Moines, IA 50309	Record Owner of 2,769.520 shares	13.260%
International Fund – Class I Shares
National Financial Services, LLC 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Record Owner of 287,818.319 shares	95.326%
Managed Fund – Class A Shares
National Financial Services, LLC 82 Devonshire Street Mail Zone ZE7F Boston, MA 02109	Record Owner of 1,649,237.863 shares	35.703%
First Clearing, LLC Mailcode: H0006-09V 1 North Jefferson Avenue Saint Louis, MO 63103	Record Owner of 552,258.361 shares	11.955%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	Record Owner of 349,099.360 shares	7.557%
LPL Financial LLC Attn:Client Compensation Department 4707 Executive Drive San Diego, CA 92121	Record Owner of 316,114.575 shares	6.843%
Charles Schwab & Co., Inc. Attn Mutual Funds SF215FMT-05 211 Main Street San Francisco, CA 94105	Record Owner of 302,729.131 shares	6.554%
Managed Fund – Class C Shares
First Clearing, LLC Mailcode: H0006-09V 1 North Jefferson Avenue Saint Louis, Mo 63103	Record Owner of 745,698.625 shares	28.650%
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LPL Financial LLC Attn:Client Compensation Department 4707 Executive Drive San Diego, CA 92121	Record Owner of 185,268.447 shares	7.118%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	Record Owner of 460,929.555 shares	17.709%
National Financial Services, LLC 82 Devonshire Street Mail Zone ZE7F Boston, MA 02109	Record Owner of 347,502.385 shares	13.351%
Raymond James Financial Services, Inc. 880 Carillon Parkway St Petersburg, FL 33716	Record Owner of 155,478.488 shares	5.974%
Charles Schwab & Co., Inc. Attn Mutual Funds SF215FMT-05 211 Main Street San Francisco, CA 94105	Record Owner of 153,253.079 shares	5.888%
Ubs Financial Services, Inc. Attn: Compliance Department 1000 Harbor Blvd Fl 8 Weehawken, NJ 07086	Record Owner of 137,505.725 shares	5.283%
Managed Fund – Class I Shares
National Financial Services, LLC 82 Devonshire St Mail Zone ZE7F Boston, MA 02109	Record Owner of 899,716.690 shares	40.053%
First Clearing, LLC Mailcode: H0006-09V 1 North Jefferson Avenue Saint Louis, MO 63103	Record Owner of 612,066.155 shares	27.247%
Ubs Financial Services, Inc. Attn: Compliance Department 1000 Harbor Boulevard Floor 8 Weehawken, NJ 07086	Record Owner of 258,965.394 shares	11.528%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	Record Owner of 115,249.768 shares	5.131%

*	May be deemed to control a Fund or Class through the beneficial ownership of more than 25% of the outstanding shares of such Fund or Class.

INVESTMENT ADVISER. Information about the Adviser, Stadion Money Management, LLC, 1061 Cliff Dawson Road, Watkinsville, Georgia 30677, and its duties and compensation as Adviser is described in the Prospectus. The Adviser, organized as a Delaware limited liability company, is controlled by certain investment entities controlled and managed by TA Associates, Inc. (“TA”). A change in control of the Adviser occurred on June 30, 2011 upon completion of a transaction with TA whereby certain investment entities controlled and managed by TA acquired in the aggregate, a 54.4% interest in the Adviser. Prior to June 30, 2011, the Adviser was controlled by Timothy A. Chapman, majority shareholder of the member then controlling the Adviser, Stadion Money Management, Inc. (“Stadion Inc.”). Prior to April 12, 2011, Stadion Inc. had been the investment adviser of the Defensive Fund and the Managed Fund since their inception. Stadion Inc. transferred to the Adviser substantially all of its investment advisory business, including its investment advisory agreements with the Funds, in a transfer not considered an “assignment” under the 1940 Act before the Adviser commenced management of the Defensive Fund and the Managed Fund on April 12, 2011. Mr. Chapman is a co-founder of Stadion Inc. and was also a co-founder and Vice President of MurphyMorris Money Management Co., a former investment advisory firm and affiliate of the Adviser that managed the MurphyMorris ETF Fund, a mutual fund that merged with and into the Defensive Fund in June 2005.

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The Adviser supervises each Fund’s investments pursuant to an Investment Advisory Agreement. Each Fund’s Investment Advisory Agreement will remain in effect thereafter only so long as such renewal and continuance is specifically approved at least annually by the Board or by vote of a majority of a Fund’s outstanding voting securities, provided the continuance is also approved by a majority of the Independent Trustees. Each Fund’s Investment Advisory Agreement is terminable without penalty on 60 days’ notice by the Board or by vote of a majority of the outstanding voting securities of the Fund. Each Investment Advisory Agreement provides that it will terminate automatically in the event of its “assignment,” as such term is defined in the 1940 Act.

The Adviser manages each Fund’s investments in accordance with the stated investment objective and policies of that Fund, subject to the oversight of the Board. The Adviser is responsible for investment decisions, and provides each Fund with portfolio managers to execute purchases and sales of securities.

Under each Investment Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which the Investment Advisory Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties; or from the reckless disregard of its duties and obligations under the Investment Advisory Agreement.

Growth Fund. The Adviser receives a monthly advisory fee from the Growth Fund equal to an annual rate of 1.25% of the Fund’s average daily net assets up to $150 million and 1.00% of such assets over $150 million. In addition, the Adviser has entered into an Expense Limitation Agreement on behalf of the Growth Fund, under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Growth Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, payments, if any, under the Rule 12b-1 Plan and Acquired Fund Fees and Expenses) to not more than 1.30% of the Growth Fund’s average daily net assets until October 1, 2017. As a result, the Growth Fund’s “Net Annual Fund Operating Expenses” (excluding 12b-1 fees, interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses) will be limited, until at least October 1, 2017 to 1.55% of average daily net assets allocable to Class A shares, 2.30% of such assets allocable to Class C shares and 1.30% of average daily net assets allocable to Class I shares. Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing the Growth Fund’s Fund Operating Expenses from 1.70% (or lower) to 1.30% within the most recent three fiscal years prior to the request shall be repaid to the Adviser by the Growth Fund; provided, however, that the total annual Fund Operating Expenses for the applicable following year, after giving effect to the repayment, shall not exceed 1.30% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the parties may otherwise agree). It is expected that the Expense Limitation Agreement will continue from year-to-year provided such continuance is approved by the Board.
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Defensive Fund, Alternative Fund, International Fund and Managed Fund. The Adviser receives a monthly advisory fee from each of the Defensive Fund, Alternative Fund, International Fund and Managed Fund equal to an annual rate of 1.25% of the Fund’s average daily net assets up to $150 million and 1.00% of such assets over $150 million. In addition, the Adviser has entered into an Expense Limitation Agreement on behalf of each Fund, under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, payments, if any, under the Rule 12b-1 Plan and Acquired Fund Fees and Expenses) to not more than 1.70% of each Fund’s average daily net assets until October 1, 2017. As a result, the Managed Fund, Defensive Fund, International Fund and Alternative Fund’s “Net Annual Fund Operating Expenses” (excluding 12b-1 fees, interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses) will be limited, until at least October 1, 2017 to 1.95% of average daily net assets allocable to Class A shares, 2.70% of such assets allocable to Class C shares and 1.70% of average daily net assets allocable to Class I shares. It is expected that the Expense Limitation Agreements will continue from year-to-year provided such continuance is approved by the Board.

Income Fund. The Adviser receives a monthly advisory fee from the Income Fund equal to an annual rate of 0.85% of the Fund’s average daily net assets. In addition, the Adviser has entered into an Expense Limitation Agreement on behalf of the Income Fund, under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, payments, if any, under the Rule 12b-1 Plan and Acquired Fund Fees and Expenses) to not more than 1.15% of the Fund’s average daily net assets until October 1, 2017. As a result, the Income Fund’s “Net Annual Fund Operating Expenses” (excluding 12b-1 fees, interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses) will be limited, until at least October 1, 2017 to 1.40% of average daily net assets allocable to Class A shares, 2.15% of such assets allocable to Class C shares and 1.15% of average daily net assets allocable to Class I shares. It is expected that the Income Fund’s Expense Limitation Agreement will continue from year-to-year provided such continuance is approved by the Board. The table below lists the amount of advisory fees paid by each Fund during the last three fiscal years and any corresponding amounts waived by the Adviser.

Fund	Advisory Fees Paid			Amount of Fees Waived or Reimbursed
	2016	2015	2014	2016	2015	2014
Growth Fund	$2,893,653	$996,499	$508,854	$460,454	$144,690	None
Defensive Fund	$682,822	$824,634	$640,777	$17,014	None	$1,749
Alternative Fund	$1,152,378	$1,630,765	$1,740,302	None	None	None
Income Fund	$484,323	$27,933	$36,935	$81,530	$99,416	$64,957
International Fund	$126,612	$230,759	$309,356	$73,746	$73,781	$42,014
Managed Fund	$1,599,027	$3,755,714	$6,243,352	None	None	None

Chief Compliance Officer. The Chief Compliance Officer of the Trust is an employee of the Adviser. The Funds reimburse the Adviser approximately $100,000 annually for the services provided by the Chief Compliance Officer, with each Fund paying a proportionate share of the fee based upon an allocation approved by the Board.

PORTFOLIO MANAGERS.
Growth Fund: A management team of Paul M. Frank (Lead Portfolio Manager), Brad A. Thompson, CFA,  and William McGough, CFA, is responsible for the day-to-day management of the portfolio.
Defensive Fund and Managed Fund: A management team consisting of Clayton Fresk, CFA, Brad A. Thompson, CFA, and William McGough, CFA, is responsible for the day-to-day management of the portfolio.
Alternative Fund: A management team consisting of Brad A. Thompson, CFAClayton Shiver, CFA, and William McGough, CFA, is responsible for the day-to-day management of the portfolio.
Income Fund: A management team consisting of Brad A. Thompson, CFA,  Clayton Fresk, CFA, William McGough, CFA, and Clayton Shiver, CFA, is responsible for the day-to-day management of the portfolio.

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International Fund: A management team consisting of Brad A. Thompson, CFA, John M. Wiens and William McGough, CFA, is responsible for the day-to-day management of the portfolio.

Compensation. Compensation and financial arrangements with the Adviser’s portfolio managers is intended to be competitive and reflective of the general success of the Adviser as a firm, as well as the general success of the Funds. Portfolio managers are compensated based on a fixed annual salary, bonuses, which may be based on factors such as the Adviser’s profitability, assets in strategies, portfolio manager performance, and other factors that may contribute to the Adviser’s revenues and distributable profits, and may include an equity or other profit-sharing component. In this regard, compensation may include a variety of components, and may vary among portfolio managers in terms of emphasis and criteria.

☐	Base Salary: Each portfolio manager receives a base salary.
☐
Discretionary Incentive Compensation: Portfolio managers may receive discretionary incentive compensation related to assets under management or similar considerations, and for performance-based evaluations by the Adviser’s management. The Adviser also may consider a portfolio manager’s contributions to the firm and success of accounts (including the Funds) managed by the portfolio manager.

☐
Additional Incentive Compensation: Portfolio managers may be eligible to receive additional revenue or sales-based compensation tied to achievement of asset management and assets-under-management goals determined by the Adviser from time to time. These may relate to the Adviser’s asset management achievements or assets under management in general, or may relate to specific accounts (including the Funds) managed by a portfolio manager.

☐
Equity Incentives: The Adviser may reward portfolio managers with additional remuneration based on the Adviser’s profitability in accordance with the terms of an Equity Incentive Plan or individual agreements where the portfolio manager is eligible to receive equity participation (including profit distribution rights related thereto) in the Adviser.

☐
Profit Pool and Senior Management Arrangements: Portfolio managers that reach certain levels of managerial responsibility or success with and for the Adviser will be eligible to participate in a profit pool, and may also receive a senior management-level compensation package, which may include any or all of the foregoing compensation arrangements.

Ownership of Fund Shares. The table below shows the amount of Fund shares beneficially owned by each portfolio manager as of May 31, 2016, stated as one of the following ranges: A = None; B = $1–$10,000; C = $10,001–$50,000; D = $50,001–$100,000; E = $100,001–$500,000; F = $500,001–$1,000,000; and G = over $1,000,000.

Name of Portfolio Manager	Name of Fund	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares of All Funds Owned
	Growth Fund	C
	Defensive Fund	C
Brad A. Thompson	Alternative Fund	C
	Income Fund	A
	International Fund	C
	Managed Fund	C
E
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	Growth Fund	A
	Defensive Fund	A
Clayton Shiver	Alternative Fund	A
	Income Fund	A
	International Fund	A
	Managed Fund	A
A
	Growth Fund	A
	Defensive Fund	A
Clayton Fresk	Alternative Fund	A
	Income Fund	A
	International Fund	A
	Managed Fund	A
A
	Growth Fund	D
	Defensive Fund	E
John M. Wiens	Alternative Fund	D
	Income Fund	C
	International Fund	C
	Managed Fund	A
E
	Growth Fund	B
	Defensive Fund	B
William McGough	Alternative Fund	B
	Income Fund	B
	International Fund	B
	Managed Fund	B
B
	Growth Fund	C
	Defensive Fund	A
Paul M. Frank	Alternative Fund	A
	Income Fund	A
International Fund	A
Managed Fund	A
C
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Other Accounts. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts. The table below shows the number of, and total assets in, such other accounts as of May 31, 2016. None of these accounts has an advisory fee based upon the performance of the account.

Name of Portfolio Manager	Type of Accounts	Total Number of Other Accounts Managed	Total Assets of Other Accounts Managed
Brad A. Thompson	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	2 24 54,977	$7.37 million $1,224 million $1,727 million
Clayton Fresk	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	1 24 54,970	$4.02 million $1,224 million $1,723 million
Clayton Shiver	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	0 24 54,907	- $1,224 million $1,683 million
John M. Wiens	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	0 24 54,903	- $1,224 million $1,680 million
William McGough	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	2 24 54,977	$7.37 million $1,224 million $1,727 million
Paul M. Frank	Registered Investment Companies: Other Pooled Investment Vehicles: Other Accounts:	1 0 4	$3.35 million - $0.73 million

Conflicts of Interests. The portfolio managers’ management of other accounts may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. These other accounts include separately managed private clients, discretionary 401(k) accounts, and other pooled investment vehicles (the “Other Accounts”). The Other Accounts might have similar investment objectives as the Funds, be compared to the same index as the Funds, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Funds.

☐
Knowledge of the Timing and Size of Fund Trades: A potential conflict of interest may arise as a result of the portfolio managers’ day-to-day management of the Funds. The portfolio managers know the size and timing of trades for the Funds and the Other Accounts, and may be able to predict the market impact of Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Funds, or vice versa.

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☐
Investment Opportunities: The Adviser provides investment supervisory services for a number of investment products that have varying investment guidelines. The same portfolio management team works across all investment products. Differences in the compensation structures of the Adviser’s investment products may give rise to a conflict of interest by creating an incentive for the Adviser to allocate the investment opportunities it believes might be the most profitable to the client accounts where it might benefit the most from the investment gains.

FUND ADMINISTRATOR AND TRANSFER AGENT.

Fund Administrator. Effective April 1, 2013, ALPS Fund Services, Inc. 1290 Broadway, Suite 1100, Denver, CO 80203 (“ALPS” and the “Administrator”) provides administrative, fund accounting, and other services to the Funds under the Administration, Bookkeeping and Pricing Services Agreement with the Trust. The Administrator is also reimbursed by the Funds for certain out-of pocket expenses.

Transfer Agent And Shareholder Services. Effective April 1, 2013, ALPS serves as transfer, dividend paying, and shareholder servicing agent for the Funds (the “Transfer Agent”) under a Transfer Agency and Services Agreement with the Trust

The table below lists the Administration Fees and Transfer Agent Fees paid by each Fund during the last three fiscal years.

Fund	Administration Fees	Transfer Agent Fees	Administration Fees	Transfer Agent Fees	Administration Fees	Transfer Agent Fees
	2016	2016	2015	2015	2014	2014
Growth Fund	$201,833	$263,387	$61,792	$80,833	$22,115	$42,612
Defensive Fund	$44,708	$75,006	$49,187	$80,814	$27,574	$59,265
Alternative Fund	$78,647	$81,798	$99,735	$113,958	$78,809	$102,922
Income Fund	$48,629	$84,889	$4,198	$34,263	$3,549	$31,818
International Fund	$9,074	$34,871	$14,361	$48,142	$13,497	$49,419
Managed Fund	$104,114	$168,567	$243,498	$327,666	$309,033	$398,932

DISTRIBUTOR. ALPS Distributors, LLC (the “Distributor”), 1290 Broadway, Suite 1290, Denver, Colorado 80203, is the exclusive agent for distribution of shares of the Funds, pursuant to a Distribution Agreement with the Trust. The Distributor may sell shares of the Funds directly or to or through dealers or other approved entities. The Distributor is obligated to sell shares of the Funds on a best efforts basis only against purchase orders for the Fund shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor is a broker-dealer registered with the SEC and a member in good standing of FINRA and maintains, at its own expense, its qualification as a broker-dealer under all applicable federal or state laws in those states which the Funds shall from time to time offer their shares for sale, in order that state registrations may be maintained for the Funds. The Distribution Agreement may be terminated by either party upon 60 days’ prior written notice to the other party.

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Under the Distribution Agreement, the Distributor is paid $0.00 per annum by the Trust for its services. The Distributor is an affiliate of ALPS. During the fiscal period ended May 31, 2016, the Distributor received underwriting fees for each of the Fund’s Class A shares:

Fund	Underwriter Concession Fees
2016
Growth Fund	$135,548
Defensive Fund	$4,616
Alternative Fund	$2,798
Income Fund	$3,404
International Fund	None
Managed Fund	$2,965

CUSTODIAN. US Bank N.A. (the “Custodian”), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Funds’ assets. The Custodian acts as the depository for the Funds, safekeeps their portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Funds’ request and maintains records in connection with its duties as Custodian.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Board has selected the firm of BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, Pennsylvania 19103, to serve as the independent registered public accounting firm for the Funds for the current fiscal year and to audit the annual financial statements of the Funds, prepare the Funds’ federal, state and excise tax returns, and consult with the Funds on matters of accounting and federal and state income taxation. Such firm will audit the financial statements of the Funds at least once each year. A copy of the most recent Annual Report will accompany this SAI whenever a shareholder or a prospective investor requests it.  The audited financial statements for the Predecessor Fund are included in the Predecessor Fund’s Annual Report to shareholders for the fiscal year ended April 30, 2012 and incorporated by reference into this SAI.

LEGAL COUNSEL. Kilpatrick Townsend & Stockton LLP, 1001 West Fourth Street, Winston-Salem, North Carolina 27101, serves as legal counsel to the Trust and the Funds.

ADDITIONAL SERVICE  ARRANGEMENTS. The Adviser or any its affiliates may, out of their own resources, pay amounts to financial intermediaries or other third parties for (i) distribution  or marketing services for a Fund; (ii) assistance with communication, distribution  of materials and other shareholder services for their clients that are shareholders  of a Fund, or (iii) other services in connection with the operation of a Fund. The making of these payments could create a conflict of interest for any party receiving such payments.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Reference is made to “Investing in the Funds” in the Prospectus for more information concerning how to purchase and redeem shares. The following information supplements the information regarding share purchases and share redemptions in the Prospectus:

PURCHASES. Shares of the Funds are offered and sold on a continuous basis. The purchase price of shares of each Fund is the net asset value next determined after the order is received in proper form (plus any applicable sales charge). Net asset value is normally determined as of the time regular trading closes on the New York Stock Exchange (“NYSE”) on days that the NYSE is open for regular trading (currently 4:00 p.m. Eastern Time, Monday through Friday, except when the NYSE closes earlier), as described under “Net Asset Value” below. Each Fund’s net asset value is not calculated on business holidays when the NYSE is closed. An order received prior to the time regular trading closes on the NYSE will be executed at the price computed on the date of receipt and an order received after the time regular trading closes on the NYSE will be executed at the price computed on the next business day.

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Each Fund reserves the right in its sole discretion: (i) to suspend the offering of its shares; (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders; and (iii) to reduce or waive the minimum for initial and additional investments in the Adviser’s sole discretion (including circumstances where certain economies can be achieved in sales of Fund shares).

Sales Charges – Class A Shares. The public offering price of Class A shares of the Funds is equal to the Fund’s net asset value plus a sales charge as shown below. The Distributor receives this sales charge and may reallow it in an amount shown in the table below.

Amount of Transaction At Public Offering Price	Sales Charge As % of Public Offering Price	Sales Charge As % of Net Amount Invested	Dealer Reallowance As % of Public Offering Price
Less than $25,000	5.75%	6.10%	5.25%
$25,000 but less than $50,000	5.00%	5.26%	4.50%
$50,000 but less than $100,000	4.50%	4.71%	4.00%
$100,000 but less than $250,000	3.50%	3.63%	3.00%
$250,000 but less than $500,000	2.50%	2.56%	2.25%
$500,000 but less than $750,000	2.00%	2.04%	1.75%
$750,000 but less than $1,000,000	1.50%	1.52%	1.30%
$1,000,000 or more(1)	None	None	None
(1)
In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% contingent deferred sales charge (load) (“CDSC”) may be assessed on shares redeemed within 12 months of purchase. The CDSC is used to reimburse the Distributor Adviser for paying broker-dealers a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your purchase.

CDSC – Class C Shares. A 1.00% CDSC will be assessed on shares purchased and redeemed within 12 months of purchase. The CDSC is used to reimburse the Distributor for paying broker-dealers a sales commission of 1.00% of the purchase price of your investment in connection with your purchase.

Arrangements with Dealers. From time to time dealers who receive reallowances from the Distributor may reallow all or a portion of such broker-dealer discounts and brokerage commissions to other broker-dealers. Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the broker-dealer reallowances may be suspended, terminated, or amended.

The broker-dealer reallowances and sales charges schedule above applies to all dealers who have agreements with the Distributor. Additionally, broker-dealers who initiate and are responsible for the purchase of Class A shares of $1 million or more or Class C shares may be paid a commission of up to 1.00% by the Distributor and will be entitled to receive 12b-1 fees after the shares have been held for one year. Additional compensation may be provided to broker-dealers in connection with sales of shares of the Funds. Compensation may include, without limitation, financial assistance to broker-dealers in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising campaigns regarding the Funds, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain broker-dealers whose representatives have sold or are expected to sell a significant amount of such shares.

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Reduced Sales Charges – Class A Shares

Purchases by Related Parties. Reductions in front-end sales charges for Class A shares of the Funds apply to purchases by a single “person,” including an individual, members of a family unit consisting of a husband, wife, and children under the age of 21 purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust or estate.

Concurrent Purchases. For purposes of qualifying for a lower front-end sales charge, investors have the privilege of combining concurrent purchases of Class A shares of a Fund with Class A shares of any other series of the Trust affiliated with the Adviser and sold with a similar or higher sales charge. For example, if a shareholder concurrently purchases Class A shares of the Managed Fund at the total public offering price of $50,000 and purchases Class A shares of the Defensive Fund at the total public offering price of $50,000, the sales charge would be that applicable to a $100,000 purchase as shown in the table above. This privilege may be modified or eliminated at any time or from time to time by the Trust without notice thereof.

Rights of Accumulation. Pursuant to the right of accumulation, investors are permitted to purchase Class A shares of the Funds at the public offering price applicable to the total of (i) the total public offering price of the Class A shares of the Fund then being purchased, including any concurrent purchases of Class A shares as described above, plus (ii) an amount equal to the then current net asset value of the purchaser’s combined holdings of Class A shares of a Fund and Class A shares of any other series of the Trust that is sold with a similar or higher sales charge. To receive the applicable public offering price pursuant to the right of accumulation, investors must, at the time of purchase, provide sufficient information to permit confirmation of their qualification, and confirmation of the purchase is subject to such verification. This right of accumulation may be modified or eliminated at any time or from time to time by the Trust without notice.

Letters of Intent. Investors may qualify for a lower sales charge for Class A shares of the Funds by executing a letter of intent. A letter of intent allows an investor to purchase Class A shares of the Funds over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus an amount equal to the then current net asset value of the purchaser's combined holdings of Class A shares of a Fund and Class A shares of any other series of the Trust that is sold with a similar or higher sales charge. Thus, a letter of intent permits an investor to establish a total investment goal to be achieved by any number of purchases of Class A shares over a 13-month period. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment.

The letter of intent does not obligate the investor to purchase, or the Funds to sell, the indicated amount. If such amount is not invested within the period, the investor must pay the difference between the sales charge applicable to the purchases made and the charges previously paid. If such difference is not paid by the investor, the Funds are authorized by the investor to liquidate a sufficient number of shares held by the investor to pay the amount due. On the initial purchase of shares, if required (or subsequent purchases, if necessary) shares equal to at least five percent of the amount indicated in the letter of intent will be held in escrow during the 13-month period (while remaining registered in the name of the investor) for this purpose. The value of any shares redeemed or otherwise disposed of by the investor prior to termination or completion of the letter of intent will be deducted from the total purchases made under such letter of intent.

A 90-day backdating period can be used to include earlier purchases at the investor’s cost (without a retroactive downward adjustment of the sales charge); the 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the letter of intent. Investors must notify the Funds whenever a purchase is being made pursuant to a letter of intent.

Investors electing to purchase shares pursuant to a letter of intent should carefully read the letter of intent, which is included in the Funds’ Account Application, or is otherwise available from the Funds. This letter of intent option may be modified or eliminated at any time or from time to time by the Trust without notice.

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Reinvestments. Within 90 days after a redemption of Class A shares of a Fund, investors may reinvest the proceeds from the redemption, without a sales charge, in Class A shares of another Fund. If the shares are being reinvested into Class A shares of a Fund that is sold with a higher sales charge than the Class A shares redeemed, the investor must pay the difference. In addition, the Fund into which shares are reinvested must be registered for sale in the investor’s state of residence. The amount that may be so reinvested may not exceed the amount of the redemption proceeds, and a written order for the purchase of such shares must be received by the Fund within 90 days after the effective date of the redemption.

If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain. If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of Fund shares purchased in the reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the Fund shares acquired upon the reinvestment.

Sales at Net Asset Value. To encourage investment in the Funds, the Funds may sell Class A shares at a purchase price equal to the net asset value of such shares, without a sales charge, to Trustees, officers, and employees of the Trust, the Adviser, and other service providers to the Trust, and to employees and principals of related organizations and their families, and certain parties related thereto, including clients and related accounts of the Adviser. Clients of financial intermediaries may also purchase Class A shares at net asset value, without a sales charge, if the financial intermediary has made arrangements to permit them to do so with the Adviser or the Distributor. The public offering price of Class A shares of the Funds may also be reduced to the net asset value of such shares in connection with the acquisition of the assets of, or merger or consolidation with, a personal holding company or a public or private investment company.

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions to and withdrawals from their account. When an investor makes an initial investment in the Funds, a shareholder account is opened in accordance with the investor’s registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction, along with a summary of the status of the account as of the transaction date. As stated in the Prospectus, share certificates are not issued.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in Fund shares at the public offering price on or about the 15th and/or last business day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Funds.

REDEMPTIONS. A Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed for other than customary weekend and holiday closings, or when trading on the NYSE is restricted as determined by the SEC; (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; or (iii) for such other periods as the SEC may permit. A Fund may also suspend or postpone the recording of the transfer of shares upon the occurrence of any of the foregoing conditions. Any redemption may be more or less than the shareholder’s cost depending on the market value of the securities held by the Fund. No charge is made by the Funds for redemptions other than the possible charge by the Custodian for wiring redemption proceeds, any charges by your financial intermediary or imposition of a CDSC on certain redemptions of Class A shares or Class C shares.

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Involuntary Redemptions. In addition to the situations described in the Prospectus under “Redeeming Shares,” each Fund may redeem shares involuntarily to reimburse it for any loss sustained by reason of the failure of a shareholder to make full payment for Fund shares purchased by the shareholder, to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time, or to close a shareholder’s account if the Fund is unable to verify the shareholder’s identity.

Systematic Withdrawal Plan. Shareholders owning shares in a Fund valued at more than $5,000 may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Transfer Agent to redeem the necessary number of Fund shares periodically (each month, or quarterly in the months of March, June, September, and December) in order to make the payments requested. The Funds have the capability of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder’s personal bank account ($5,000 minimum per bank wire). If the shareholder prefers to receive his/her systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within seven days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see “Redeeming Shares – Signature Guarantees” in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or “Certification of Partnership”) indicating the names, titles, and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. Costs in conjunction with the administration of the plan are borne by the Funds. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by a Fund upon 60 days’ written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Funds at 1-866-383-7636 or by writing to:

Stadion Funds
c/o ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

DISTRIBUTION PLANS

Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (each a “Plan” and collectively, the “Plans”). See the section entitled “Investing in the Funds – Distribution of Shares” in the Prospectus. As required by Rule 12b-1, the Plans were approved by the Board and separately by a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plans. The Plans requires that the Distributor or Treasurer shall provide to the Board, at least quarterly, a written report of the amounts expended pursuant to the Plans and the purposes of such expenditures. The Board will take into account the expenditures for purposes of reviewing the operation of the Plans and in connection with their annual consideration of the renewal of the Plans.

Potential benefits of the Plans to the Funds include improved shareholder services, savings to the Funds in transfer agent fees as a percentage of assets (once a Fund has a sufficient number of accounts to exceed the minimum monthly transfer agent fees), savings to the Funds in certain operating expenses, benefits to the investment process through growth and stability of assets, and maintenance of a financially healthy management organization. The continuation of the Plans must be approved by the Board annually.

Under the Plans, each Fund may annually expend up to 0.25% of its average daily net assets allocable to Class A shares and 1.00% of such assets allocable to Class C shares to pay for any activity primarily intended to result in the sale of those shares and the servicing of shareholder accounts, provided that the Board has approved the category of expenses for which payment is being made. Such expenditures paid as distribution fees to any person who sells shares may not exceed 0.25% for Class A shares and 0.75% for Class C shares per annum of each Fund’s average daily net assets. Such expenditures may include, without limitation: (i) the printing and mailing of Fund Prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective shareholders; (ii) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Funds; (iii) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Fund investment objectives and policies and other information about the Funds, including the performance of the Funds; (iv) training sales personnel regarding the Funds; and (v) financing any activity that the Distributor determines is primarily intended to result in the sale of Fund shares. The Funds do not participate in any joint distribution activities with other investment companies. By reason of its controlling interest in the Adviser, certain investment entities controlled and managed by TA Associates may be deemed to have a financial interest in the operation of the Plans.

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In addition, the Plans provide for the payment of an account maintenance or shareholder service fee, in an amount equal to an annual rate of 0.25% of each Fund’s average daily net assets allocable to Class C shares, which may be paid to financial intermediaries based on the average value of the Fund’s Class C shares owned by their clients. The shareholder service fee allows the Distributor to make payments to financial intermediaries for expenses related to the servicing of Fund shares.

The amount of distribution and service fees incurred by each class of shares of the Funds during the fiscal year ended May 31, 2016 were as follows:

	Total Distribution & Service Fees	Compensation to Broker- Dealers	Compensation to Distributor	Advertising	Printing of Prospectuses For Non- Shareholders
Growth Fund – Class A	$180,339	$180,339	$0	$0	$0
Growth Fund – Class C	$592,528	$592,528	$0	$0	$0
Defensive Fund – Class A	$59,012	$59,012	$0	$0	$0
Defensive Fund – Class C	$112,417	$112,417	$0	$0	$0
Alternative Fund – Class A	$89,736	$89,736	$0	$0	$0
Alternative Fund – Class C	$112,088	$112,088	$0	$0	$0
Income Fund – Class A	$5,757	$5,757	$0	$0	$0
Income Fund – Class C*	$726	$726	$0	$0	$0
International Fund – Class A	$16,973	$16,973	$0	$0	$0
International Fund – Class C	$1,646	$1,646	$0	$0	$0
Managed Fund – Class A	$154,240	$154,240	$0	$0	$0
Managed Fund – Class C	$334,286	$334,286	$0	$0	$0

*	The Class C shares of the Income Fund commenced operations on August 7, 2015.

SPECIAL SHAREHOLDER SERVICES

The Funds offers the following special shareholder services:

TRANSFER OF REGISTRATION. To transfer shares to another owner, send a written request to Stadion Funds, c/o ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, Colorado, 80203. Your request should include the following: (i) the Fund name and existing account registration; (ii) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (iii) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (iv) Medallion signature guarantees (See the heading “Redeeming Shares – Signature Guarantees” in the Prospectus); and (v) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Funds.

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EMPLOYEES AND AFFILIATES OF THE FUNDS. The Funds have adopted initial investment minimums for the purpose of reducing the cost to the Funds (and consequently to the shareholders) of communicating with and servicing its shareholders. In keeping with this purpose, the Funds may accept accounts with less than the minimum investment from Trustees, officers and employees of the Funds and the Adviser and certain parties related thereto, including clients of the Adviser or any sponsor, officer, committee member thereof, or members of their immediate family. In addition, accounts having the same mailing address may be aggregated for purposes of the minimum investment requirements if such shareholders consent in writing to sharing a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy), and other Fund literature.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted policies that govern the disclosure of portfolio holdings. These policies are intended to ensure that such disclosure is in the best interests of the shareholders of the Funds and to address possible conflicts of interest. Under the Trust’s policies, the Trust and the Adviser generally will not disclose the Funds’ portfolio holdings to a third party unless such information is made available to the public. The policies provide that the Trust and the Adviser may disclose non-public portfolio holdings information as required by law and under other limited circumstances that are set forth in more detail below.

You may obtain a copy of quarterly portfolio holdings reports filed with the SEC by calling the Funds at 1-866-383-7636. The Funds’ quarterly portfolio holdings reports can be found on Form N-CSR or Form N-Q, as applicable. The Funds’ Form N-CSR and Form N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. The first and third quarter portfolio holdings reports will be filed with the SEC on Form N-Q and the second and fourth fiscal quarter portfolio holdings reports will be included with the semi-annual and annual financial statements, respectively, which are sent to shareholders and filed with the SEC on Form N-CSR.

The Funds and/or the Adviser may, from time to time make additional portfolio holdings information available to the public on their website at http://www.stadionfunds.com. Complete lists of the Funds’ holdings are generally posted to the website within five to thirty days of the end of the calendar quarter or month and such information will remain available until new information for the next calendar quarter or month is posted. The Funds may also send a portion or all of this information to shareholders of the Funds and to mutual fund analysts and rating and trading entities; provided that the Funds will not send this information to shareholders of the Funds or analysts or rating and/or trading entities until such information is at least 30 days old or until one day after the information has been posted to the Funds’ website.

The officers of the Trust and/or the Adviser may share non-public portfolio holdings information with the Funds’ service providers that require such information for legitimate business and Fund oversight purposes, such as the Funds’ fund accountant and administrator, transfer agent, distributor, custodian, independent registered public accounting firm, and legal counsel as identified in the Funds’ Prospectus and SAI, Broadridge Investor Communication Solutions, Inc. (a proxy solicitation and tabulation firm) and FilePoint Edgar Services and Financial Graphic Services, Inc. (financial edgarizing, typesetting and printing firms). The Funds and/or the Adviser may also provide non-public portfolio holdings information to appropriate regulatory agencies as required by applicable laws and regulations. The Funds’ service providers receiving such non-public information are subject to confidentiality obligations requiring such service providers to keep non-public portfolio holdings information confidential. Certain of the service providers have codes of ethics that prohibit trading based on, among other things, non-public portfolio holdings information.

The Funds and/or the Adviser may, from time to time, provide additional portfolio holdings information in the form of quarterly or monthly management letters; provided, however, that the Funds and/or the Adviser will not send such quarterly or monthly management letters to shareholders until such information is either filed with the SEC or publicly disclosed on the Funds’ website. In addition, non-public portfolio holdings information and other information regarding the investment activities of the Funds may also be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Funds. Currently, the Funds are providing non-public portfolio holdings information to three different rating or ranking organizations. Each disclosure arrangement has been authorized by the Trust and the Adviser in accordance with the Funds’ disclosure of portfolio holdings policy upon a determination that this disclosure serves a legitimate business purpose of the Funds. Below is a table listing the organizations that are currently receiving non-public portfolio holdings information along with the types of information received, conditions or restrictions on use, timing of disclosure and any compensation received for providing portfolio information.
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Name of Rating or Ranking Group	Information Provided	Timing of Release and Conditions or Restrictions on Use	Receipt of Compensation or other Consideration by the Fund or Affiliated Party
Morningstar, Inc.	CUSIP, description, shares/par, market value	Provided monthly, with a 30-day lag. No formal conditions or restrictions.	None
Lipper	CUSIP, description, shares/par, market value
Provided monthly, with a 30-day lag. No formal conditions or restrictions. Lipper indicates that it will not trade based on the Funds’ portfolio information, and it prohibits its employees from any such trading.
None
Bloomberg L.P.	CUSIP, description, shares/par, market value
Provided monthly, with a 30-day lag. No formal conditions or restrictions. Bloomberg indicates that it requires all employees to sign confidentiality agreements acknowledging all information received during their employment must be used for legitimate business purposes only.
None

The Funds currently do not provide non-public portfolio holdings information to any other third parties. In the future, the Funds may elect to disclose such information to other third parties if the appropriate officers of the Trust determine that the Funds have a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality. The Adviser, through its officers, is responsible for determining which other third parties have a legitimate business purpose for receiving the Funds’ portfolio holdings information.

The Funds’ policies regarding disclosure of portfolio holdings are subject to the continuing oversight and direction of the Board. The Adviser and ALPS are required to report to the Board any known disclosure of the Funds’ portfolio holdings to unauthorized third parties. The Funds have not entered (and do not currently intend to enter) into any arrangement providing for the receipt of compensation or other consideration in exchange for the disclosure of non-public portfolio holdings information, other than the benefits that result to the Funds and their shareholders from providing such information, which include the publication of Fund ratings and rankings.

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PRICING OF SHARES

The net asset value and the public offering price (net asset value plus any applicable sales charge) of each class of shares of a Fund are normally determined as of the time regular trading closes on the NYSE (currently 4:00 p.m., Eastern Time, Monday through Friday, except when the NYSE closes earlier). Each Fund’s net asset value is not calculated on business holidays or weekends when the NYSE is closed. The NYSE generally recognizes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be deemed a business holiday on which the net asset value of the Funds will not be calculated.

In computing the net asset value for a Fund, all Fund-specific liabilities incurred or accrued are deducted from the net assets of that Fund. The resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result is the net asset value per share.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Board. Market values are determined according to generally accepted accounting practices and all laws and regulations that apply. Using methods approved by the Board, the assets of the Funds are generally valued as follows:

☐
Securities that are listed on a securities exchange or quoted on a national market system are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by the Funds.

☐	Securities that are listed on an exchange and which are not traded on the valuation date are valued at the most recent bid price.
☐	Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.
☐	Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.
☐	Securities with maturities of 60 days or less will be valued at amortized cost, which approximate market value.
☐
Options are valued at the mean of the last quoted bid and ask prices at the time of valuation. If no bid quotation is readily available at the time of valuation, the option shall be valued at the mean of the last quoted ask price and $0.00. In determining bid and ask prices for exchange-listed options, pricing will be based on bid and ask prices as reported on the option’s primary exchange. For purposes of determining the primary exchange, the following applies: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE is considered the primary exchange unless the Adviser identifies a different primary exchange for the option; and (ii) if the option does not trade on the CBOE, the Adviser identifies the primary exchange for the option. Notwithstanding the foregoing, an option may be valued at fair value when (i) the option does not trade on the valuation date; or (ii) reliable last quoted bid and/or ask prices as of the time of valuation are not readily available.

☐
Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the market value of such securities.

☐
Securities traded on a foreign stock exchange may be valued based upon the closing price on the principal exchange where the security is traded; however, because the value of securities traded on foreign stock exchanges may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such securities are traded, such securities will typically be priced at their fair value as determined by an independent pricing service approved by the Board of Trustees. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities. Values of foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service; if available, otherwise based on the mean of the current bid and ask prices of such currency as last quoted by any recognized dealer or major banking institution. Gains or losses between trade and settlement dates resulting from changes in exchange rates between the U.S. dollar and a foreign currency are borne by the Fund.

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☐	Open-end investment companies, including money market funds, are valued at the net asset value reported by such registered open-end investment companies.
Subject to the provisions of the Trust Instrument, determinations by the Board as to the direct and allocable liabilities and the allocable portion of any general assets with respect to the Funds are conclusive.

ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders. The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof, and which may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Each Fund, as well as any future series of the Trust, is treated as a separate corporate entity under the Internal Revenue Code of 1986 (the “Code”), and intends to qualify or remain qualified as a regulated investment company under Subchapter M of the Code. In order to so qualify, a Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year. At least 90% of the gross income of a Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the Fund’s business of investing in such stock, securities or currencies (the “source of income test”). Any income derived by a Fund from a non-publicly traded partnership or trust is treated as derived with respect to the Fund’s business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

A Fund will not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year (the “asset diversification test”). In general, at least 50% of the value of a Fund’s total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the Fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the Fund’s total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Funds intend to satisfy all requirements of the asset diversification tests and source of income test on an ongoing basis for continued qualification as a regulated investment company.

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), there is a remedy for failure to satisfy the asset diversification tests, if the failure was due to reasonable cause and not willful neglect, subject to certain divestiture and procedural requirements and the payment of a tax. The Modernization Act also sets forth a remedy for a de minimis failure of the asset diversification tests, which would require corrective action but no tax. In addition, the Modernization Act allows for the remedy of a failure of the source-of-income test, if the failure was due to reasonable cause and not willful neglect, subject to certain procedural requirements and the payment of a tax.

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Under current tax law, qualifying corporate dividends are taxable at long-term capital gains tax rates. The long-term capital gains rate for individual taxpayers is currently at a maximum rate of 20%, with lower rates potentially applicable to taxpayers depending on their income levels. For 2016, individual taxpayers with taxable incomes above $415,050 ($466,950 for married taxpayers filing jointly and $441,000 for heads of households) are subject to a 20% rate of tax on long-term capital gains and qualified dividends. Taxpayers that are not in the highest tax bracket and are subject to the 25% (or greater) tax bracket on their ordinary income and whose taxable income is less than the above-mentioned thresholds will continue to be subject to a maximum 15% rate of tax on long-term capital gains and qualified dividends.  For taxpayers whose ordinary income is generally taxed at less than the 25% rate, the long-term capital gains rate, and rate on qualified dividends will be 0%. These rates may change over time.

Taxable dividends paid by a Fund to corporate shareholders will be taxed at corporate income tax rates. Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by a Fund as qualifying for the DRD.

If a Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether the dividend was received in cash or reinvested in additional Fund shares. All taxable dividends paid by the Funds other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent the Funds engage in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

The Health Care and Education Reconciliation Act of 2010 requires certain individuals, estates and trusts to pay a 3.8% Medicare surtax on “net investment income” including, among other things, dividends and proceeds of sale in respect of securities like the shares, subject to certain exceptions. Prospective investors should consult with their own tax advisors regarding the effect, if any, of the Health Care and Education Reconciliation Act of 2010 on their ownership and disposition of the shares.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

Each Fund will designate: (i) any distribution that constitutes a  qualified dividend as qualified dividend income; (ii) any distribution of tax-exempt interest as an exempt-interest dividend; (iii) any distribution of long-term capital gains as a capital gains dividend; and (iv) any dividend eligible for the corporate dividends received deduction as such in a written notice provided to shareholders after the close of the Funds’ taxable year.

Shareholders should note that, upon the sale or exchange of Fund shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as a long-term capital loss to the extent of the capital gains dividends received with respect to the shares. If a Fund declares a dividend in October, November, or December, but pays it in January, it will be taxable to shareholders as if the dividend was received in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Investments by a Fund in certain options, futures contracts and options on futures contracts are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses (“60/40”). Section 1256 contracts held by the Fund at the end of each taxable year are treated for federal income tax purposes as being sold on such date for their fair market value. When the section 1256 contract is subsequently disposed of, the actual gain or loss will be adjusted by the amount of any year-end gain or loss previously recognized. The use of section 1256 contracts may force the Fund to distribute to shareholders gains that have not yet been realized in order to avoid federal income tax liability.

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A Fund’s positions in index options that do not qualify as “section 1256 contracts” under the Code generally will be treated as equity options governed by Code section 1234. Pursuant to Code section 1234, if a written option expires unexercised, the premium received is a short-term capital gain to the Fund. If the Fund enters into a closing transaction with respect to a written option, the difference between the premium received and the amount paid to close out its position is a short-term capital gain or loss. If an option written by the Fund that is not a “section 1256 contract” is cash settled, any resulting gain or loss will be short-term. For an option purchased by the Fund that is not a “section 1256 contract” any gain or loss resulting from the sale of the option will be a capital gain or loss, and will be short-term or long-term, depending upon the holding period for the option. If the option expires, the resulting loss is a capital loss and is short-term or long term, depending upon the holding period for the option. If a put option written by the Fund is exercised and physically settled, the premium received is treated as a reduction in the amount paid to acquire the underlying securities, increasing the gain or decreasing the loss to be realized by the Fund upon the sale of the securities. If a call option written by the Fund is exercised and physically settled, the premium received is included in the sale proceeds, increasing the gain or decreasing the loss realized by the Fund at the time of option exercise.

Foreign currency gains or losses on non-U.S. dollar denominated bonds and other similar debt instruments and on any non-U.S. dollar denominated futures contracts, options and forward contracts that are not section 1256 contracts generally will be treated as ordinary income or loss.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gains net income (excess of realized capital gains over realized capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gains net income prior to the end of each calendar year to avoid liability for this excise tax.

If a Fund purchases shares in a “passive foreign investment company” (“PFIC”), the Fund may be subject to federal income tax and an interest charge imposed by the IRS on certain “excess distributions” received from the PFIC or on a gain from the sale of stock in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require the Fund to recognize taxable income or gain without the concurrent receipt of cash.

Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Fund may limit and/or manage its holdings in PFICs to minimize its tax liability or maximize its returns from these investments. Because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares of the corporation, the Fund may incur the tax and interest charges described above in some instances.

If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders to the extent of the Fund’s current and accumulated earnings and profits, and would be eligible for the DRD for corporations, provided in each case that certain holding period and other requirements are met.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period of Fund shares. An exchange of shares is generally treated as a sale and any gain may be subject to tax.

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A Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses arising in taxable years after December 22, 2010 may be utilized indefinitely to offset net realized capital gains, if any, prior to distributing such gains to shareholders. As of May 31, 2016, the Growth Fund, Defensive Fund, Alternative Fund, International Fund and Managed Fund had short-term capital loss carryforwards for federal income tax purposes of $8,591,600, $103,826, $3,239,204, $1,129,955 and $44,695,185, respectively, which do not expire. As of May 31, 2016 the Income Fund had long-term capital loss carryforwards for federal income tax purposes of $243,900, which do not expire. In addition, the Growth Fund, Alternative Fund, Income Fund and International Fund had net realized losses of $12,089,787, $1,020,667, $136,288 and $17,407, respectively, during the period November 1, 2015 through May 31, 2016 (“post-October” losses), which are treated for federal income tax purposes as arising during each Fund’s tax year ending May 31, 2017. These capital loss carryforwards and post-October losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

A Fund may be subject to a tax on dividend or interest income received from securities of a non-U.S. issuer withheld by a foreign country at the source. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested within various countries is not known. If more than 50% of the value of the Fund’s total assets at the close of a taxable year consists of stocks or securities of foreign companies, the Fund may elect to pass through to its shareholders the foreign income taxes paid by the Fund, provided that certain holding period requirements are met. In such case, the shareholders would be treated as receiving, in addition to the distributions actually received, their proportionate share of foreign income taxes paid by the Fund, and will be treated as having paid such foreign taxes. Shareholders generally will be entitled to deduct or, subject to certain limitations, claim a foreign tax credit with respect to such foreign income taxes. A foreign tax credit will be allowed for shareholders who hold shares of the Fund, and the Fund must hold shares in the dividend or interest paying corporation, for at least 16 days during the 31-day period beginning on the date that is 15 days before the ex-dividend date. Furthermore, in determining the holding period for this purpose, any period during which the recipient’s risk of loss is offset by means of options, short sales or similar instruments is not included. Additionally, a shareholder would not benefit to the extent it or the Fund is obligated (e.g., pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property). Shareholders who have been passed through foreign tax credits of no more than $300 ($600 in the case of married couples filing jointly) during a tax year may be able to claim the foreign tax credit for these amounts directly on their federal income tax returns without having to file a separate Form 1116.

The Funds will be required in certain cases to withhold and remit to the U.S. Treasury a percentage (currently 28%) of taxable dividends or gross proceeds realized upon a sale to shareholders who: (i) have failed to provide a correct tax identification number in the manner required, (ii) are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, (iii) have failed to certify to the Funds that they are not subject to backup withholding when required to do so, or (iv) are “exempt recipients.”

Depending upon the extent of the Funds’ activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Funds and their shareholders under such laws may differ from their treatment under federal income tax laws.

In general, the Funds accept only U.S. shareholders. However, dividends paid by the Funds to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN, or other applicable form, with the Funds certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI, or other applicable form, with the Funds certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder). The Funds may elect not to withhold the applicable withholding tax on any distribution representing a capital gains dividend to a non-U.S. shareholder.

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The Funds will send shareholders information each year on the tax status of dividends and distributions. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income and distributions of capital gains will be taxable to shareholders, whether received in cash or reinvested in Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder’s cost and thus, in effect, result in a return of a part of the shareholder’s investment.

Under Code sections 1471 through 1474 to the Code, also known as the “Foreign Account Tax Compliance Act of 2009” or “FATCA” foreign financial institutions (which include hedge funds, private equity funds, mutual funds, securitization vehicles and other investment vehicles regardless of their size) and other foreign entities must comply with new information reporting rules with respect to their U.S. account holders and investors or be subject to a  withholding tax on U.S. source payments made to them. A foreign financial institution or other foreign entity that does not comply with the FATCA reporting requirements is subject to a 30% withholding tax with respect to any “withholdable payments” made after December 31, 2012, other than such payments that are made on “obligations” that were outstanding on March 18, 2012. For this purpose, withholdable payments are U.S. source payments otherwise subject to nonresident withholding tax and also include the entire gross proceeds from the sale of any equity or debt instruments of U.S. issuers. The FATCA withholding tax applies regardless of whether the payment is otherwise exempt from U.S. nonresident withholding tax (e.g., under the portfolio interest exemption or as capital gain). Treasury has issued Regulations implementing the FATCA withholding regime under the existing nonresident withholding tax rules. The FATCA provisions also impose information reporting requirements and increased penalties for U.S. persons.

FATCA withholding does not apply to withholdable payments made directly to foreign governments, international organizations, foreign central banks or issuers and individuals.

As noted above, the FATCA withholding and information reporting requirements generally apply to withholdable payments made after December 31, 2012. Prospective investors should consult with their own tax advisors regarding the application of these provisions to their situation.

ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of each Fund may be quoted in advertisements, sales literature, shareholder reports, or other communications to shareholders. The “average annual total return” of a Fund refers to the average annual compounded rate of return over the stated period that would equate an initial investment in the Fund at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges. Performance figures will be given for the most recent one, five, and ten year periods, or for the life of the Fund if it has not been in existence for any such periods. When considering “average annual total return” figures for periods longer than one year, it is important to note that a Fund’s annual total return for any given year might have been greater or less than its average for the entire period. “Cumulative total return” represents the total change in value of an investment in a Fund for a specified period (again reflecting changes in Fund share prices and assuming reinvestment of Fund distributions).

The following is a brief description of how performance is calculated. Quotations of average annual total return for the Funds will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one year, five years and ten years or since inception (as applicable). These are the average annual total rates of return that would equate the initial amount invested to the ending redeemable value.

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The average annual total return (before taxes) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

P(1+T)n = ERV

Where	P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV = ending redeemable value of a hypothetical initial payment of $1,000

The average annual total return (after taxes on distributions) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

P(1+T)n = ATVD

Where	P = a hypothetical initial payment of $1,000
T = average annual total return (after taxes on distributions)
n = number of years
ATVD =  ending redeemable value of a hypothetical initial payment of $1,000, after taxes on fund distributions but not after taxes on redemption

The average annual total return (after taxes on distributions and sale of Fund shares) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

P(1+T)n = ATVDR

Where	P = a hypothetical initial payment of $1,000
T = average annual total return (after taxes on distributions and redemptions)
n = number of years
ATVDR = ending redeemable value of a hypothetical initial payment of $1,000, after taxes on fund distributions and redemption

The calculations of average annual total return and cumulative total return assume an initial $1,000 investment and reinvestment of all dividends and capital gains distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. These performance quotations should not be considered as representative of a Fund’s future performance.

The Funds’ performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Funds may compare their performance to: (i) the S&P 500 Index, which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the U.S. securities markets; (ii) the Barclays Aggregate Bond Index, which is generally representative of the U.S. investment grade fixed rate bond market, with index components for U.S. government, agency and corporate securities; (iii) a blend of the two aforementioned indices; (iv) The MSCI World ex-US Index, which is generally considered to be representative of the equity performance of developed emerging market countries, excluding the U.S. The Funds may also measure their performance against one or more appropriate Lipper indexes which rank the performance of mutual funds that have similar portfolio holdings and investment objectives. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters, or financial periodicals. The Funds may also occasionally cite statistics to reflect their volatility and risk. The Funds may also compare their performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. The Funds may also compare their performance to other reports of the performance of managed accounts of the Adviser. Of course, there can be no assurance the Funds will experience the same results. Performance comparisons may be useful to investors who wish to compare the Funds’ past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results. The Funds’ performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value are factors in the computation of total return as described above.

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As indicated, from time to time, the Funds may advertise their performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

☐
Lipper ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

☐
Morningstar, Inc., an independent rating service, rates mutual funds of all types by making comparative calculations according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for one month.

Investors may use such indices in addition to the Funds’ Prospectus to obtain a more complete view of the Funds’ performance before investing. Of course, when comparing a Fund’s performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and to compute offering price. Advertisements and other sales literature for the Funds may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund, assuming reinvestment of dividends, over a specified period of time.

From time to time, the Funds may include in advertisements and other communications charts and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. A Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody’s). The Funds may also depict the historical performance of the securities in which the Funds may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Funds may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children’s education, or other future needs.

FINANCIAL STATEMENTS

The financial statements for all the Funds for the fiscal year ended May 31, 2016, appearing in the Annual Report to shareholders, are incorporated by reference and made a part of this SAI.
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APPENDIX A – DESCRIPTION OF RATINGS

The Funds may acquire from time to time debt securities as described in their Prospectus and this SAI. The Funds are not restricted with respect to yield, maturity, or credit quality of any debt securities, so that the Funds may purchase debt securities that are of high quality “investment grade” (“Investment-Grade Debt Securities”) or of lower quality with significant risk characteristics (e.g., “junk bonds”). The various ratings used by nationally recognized statistical rating organizations (each an “NRSRO”) are described below.

A rating by an NRSRO represents the organization’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of Investment-Grade Debt Securities in which the Funds may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one NRSRO, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the NRSROs from other sources that they consider reliable. Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

STANDARD & POOR’S® RATINGS SERVICES. The following summarizes the highest four ratings used by Standard & Poor’s Ratings Services (“S&P”), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Adviser:

AAA – An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA – An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A – An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB – An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Bonds rated ‘BB,’ ‘B,’ ‘CCC,’ ‘CC’ and ‘C’ are not considered by the Adviser to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

The ratings from ‘AA” to ‘CCC’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Short-term obligations rated ‘A-1’ by S&P indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong. A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. The rating SP-3 indicates a speculative capacity to pay principal and interest.

MOODY’S INVESTORS SERVICE, INC. Moody’s Investors Service, Inc. (“Moody’s”) long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default. The highest four ratings are deemed to be Investment-Grade Securities by the Adviser:

Aaa – Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa – Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A – Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa – Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations which are rated Ba, B, Caa, Ca or C by Moody’s are not considered “Investment-Grade Debt Securities” by the Adviser. Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. Obligations rated B are considered speculative and are subject to high credit risk. Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings
Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

US Municipal Short-Term Debt and Demand Obligation Ratings
Short-Term Obligation Ratings – There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels – MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings – In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

FITCH RATINGS. The following summarizes the highest four ratings used by Fitch, Inc. (“Fitch”):
Long-Term Ratings

AAA – Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA – Very high credit quality. ‘AA’ ratings denote expectations of low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A – High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB – Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Adviser to be investment-grade securities. Securities rated BB and B are regarded as speculative with regard to a possible default risk developing. BB is considered speculative and B is considered highly speculative. Securities rated CCC, CC and C are regarded as a high credit risk. A rating CCC indicates a substantial credit risk, while a rating CC indicates a very high level of risk, and a rating C signals exceptionally high levels of credit risk. ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond or other material financial obligations but which has not entered into bankruptcy filings or other formal winding-up procedure and which has not otherwise ceased operating. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings or other formal wind-up procedure, or which has otherwise ceased business.

Short-Term Ratings

F1 – Highest credit quality. The rating F1 indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

F2 – Good credit quality. The rating F2 indicates a good intrinsic capacity for timely payment of financial commitments.

F3 – Fair credit quality. The rating F3 indicates the intrinsic capacity for timely payment of financial commitments is adequate.

B – Speculative. The rating B indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C, RD and D by Fitch are considered by the Adviser to be below investment-grade securities. Short-term securities rated C have a high default risk and securities rated D indicate a broad-based default event for an entity or the default of a short-term obligation.

(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to long-term ratings “AAA” category or to the categories below ‘B.’ The suffix “NR” indicates that Fitch does not publicly rate the issuer or issue in question.
While the foregoing descriptions of the ratings systems used by the Adviser distinguishes between “Investment-Grade Debt Securities” and more speculative debt securities, as stated above the Funds are not limited with respect to the yield, maturity or credit quality of the debt securities in which they invest. Accordingly, each Fund’s portfolio may be invested in Investment-Grade Debt Securities or debt securities that are not Investment-Grade Debt Securities in any proportion.

APPENDIX B – PROXY VOTING POLICIES

The following proxy voting policies are provided:

(1)	the Trust’s Proxy Voting and Disclosure Policy and
(2)	the Adviser’s Proxy Voting and Disclosure Policy, including a detailed description of the Adviser’s specific proxy voting guidelines.

STADION INVESTMENT TRUST

PROXY VOTING AND DISCLOSURE POLICY

I.	Introduction

Effective April 14, 2003, the Securities and Exchange Commission (“SEC”) adopted rule and form amendments under the Securities Act of 1933, the Securities Act of 1934, and the Investment Company Act of 1940 (“Investment Company Act”) to require registered management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the “IC Amendments”).
The IC Amendments require that each series of shares of the Stadion Investment Trust (“Trust”) listed on Exhibit A, attached hereto, (individually a “Fund” and collectively “Funds”), disclose the policies and procedures used to determine how to vote proxies for portfolio securities. The IC Amendments also require the Funds to file with the SEC and to make available to their shareholders the specific proxy votes cast for portfolio securities.

This Proxy Voting and Disclosure Policy (“Policy”) is designed to ensure that the Funds comply with the requirements of the IC Amendments, and otherwise fulfills their obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that each Fund’s proxy voting is managed in an effort to act in the best interests of its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.

II.	Specific Proxy Voting Policies and Procedures

A.	General

The Trust’s Board of Trustees (“Board”) believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Trust and the Funds are committed to voting corporate proxies in the manner that best serves the interests of the Funds’ shareholders.

B.	Delegation to Fund’s Adviser

The Board believes that Stadion Money Management, LLC (“Adviser”), as the Funds’ investment adviser, is in the best position to make individual voting decisions for each Fund consistent with this Policy. Therefore, subject to the oversight of the Board, the Adviser is hereby delegated the following duties:

(1)	to make the proxy voting decisions for each Fund; and
(2)
to assist each Fund in disclosing the Fund’s proxy voting record as required by Rule 30b1-4 under the Investment Company Act, including providing the following information for each matter with respect to which the Fund was entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and (d) whether the Fund cast its vote for or against management.

The Board, including a majority of the independent trustees of the Board, shall approve the Adviser’s Proxy Voting and Disclosure Policy (“Adviser’s Voting Policy”) as it relates to each Fund. The Board shall also approve any material changes to the Adviser’s Voting Policy no later than four (4) months after adoption by the Adviser.

C.	Conflicts

In cases where a matter with respect to which a Fund is entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or an affiliated person of the Fund, its investment adviser or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders. For purposes of this Policy a vote shall be considered in the best interest of the Fund’s shareholder (i) when a vote is cast consistent with a specific voting policy as set forth in the Adviser’s Voting Policy, provided such specific voting policy was approved by the Board or (ii) when a vote is cast consistent with the decision of the Trust’s Proxy Voting Committee (as defined below). In addition, provided the Adviser is not affiliated with a Fund’s principal underwriter or an affiliated person of the principal underwriter and neither the Fund’s principal underwriter nor an affiliated person of the principal underwriter has influenced the Adviser with respect to a matter to which the Fund is entitled to vote, a vote by the Adviser shall not be considered a conflict between the Fund’s shareholders and the Fund’s principal underwriter or affiliated person of the principal underwriter.

III.	Fund Disclosure

A.	Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

Beginning with a Fund’s annual update to its Statement of Additional Information (“SAI”) on Form N-1A after July 1, 2003, the Fund disclosed this Policy, or a description of the policies and procedures of this Policy, to its shareholders. Each Fund will notify its shareholders in the SAI and the Fund’s shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing the Fund’s website, if applicable, and by reviewing filings available on the SEC’s website at http://www.sec.gov. The Fund will send this description of the Fund’s Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

B.	Disclosure of the Fund’s Complete Proxy Voting Record

In accordance with Rule 30b1-4 of the Investment Company Act, beginning after June 30, 2004, each Fund shall disclose to its shareholders on Form N-PX the Fund’s complete proxy voting record for the twelve month period ended June 30 by no later than August 31 of each year.

Each Fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote:

(1)	The name of the issuer of the portfolio security;

(2)	The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);
(3)	The Council on Uniform Security Identification Procedures (“CUSIP”) number for the portfolio security (if available through reasonably practicable means);
(4)	The shareholder meeting date;
(5)	A brief identification of the matter voted on;
(6)	Whether the matter was proposed by the issuer or by a security holder;
(7)	Whether the Fund cast its vote on the matter;
(8)	How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
(9)	Whether the Fund cast its vote for or against management.

Each Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund’s website, if applicable. If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund’s most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

Each Fund shall also include in its annual reports, semi-annual reports and SAI a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Fund’s website at a specified Internet address; and (2) on the SEC’s website. If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund’s most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.

IV.	Recordkeeping

The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

(i)	A copy of this Policy;
(ii)	Proxy Statements received regarding each Fund’s securities;
(iii)	Records of votes cast on behalf of each Fund; and
(iv)	A record of each shareholder request for proxy voting information and the Fund’s response, including the date of the request, the name of the shareholder, and the date of the response.

The foregoing records may be kept as part of the Adviser’s records.

A Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Adviser that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.

V.	Proxy Voting Committee

A.	General

The Proxy Voting Committee of the Trust shall be composed entirely of independent trustees of the Board and may be comprised of one or more such independent trustees as the Board may, from time to time, decide. The purpose of the Proxy Voting Committee shall be to determine how a Fund should cast its vote, if called upon by the Board or the Adviser, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund’s shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or an affiliated person of the Fund, its investment adviser or principal underwriter, on the other hand.

B.	Powers and Methods of Operation

The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee. The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine. The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee. The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary. The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust’s records. The Proxy Voting Committee shall review this Policy and recommend any changes to the Board as it deems necessary or advisable.

VI.	Other

This Policy may be amended, from time to time, as determined by the Board.

Amended and restated this 30th day of June 2011.

EXHIBIT A
(Updated May 31, 2014)
Series of the Stadion Investment Trust:

1.	Stadion Tactical Growth Fund
2.	Stadion Tactical Defensive Fund
3.	Stadion Trilogy Alternative Fund
4.	Stadion Alternative Income Fund
5.	Stadion Defensive International Fund
6.	Stadion Managed Risk 100 Fund

STADION MONEY MANAGEMENT, LLC

PROXY VOTING AND DISCLOSURE POLICY

I.	Introduction

Effective March 10, 2003, the U.S. Securities and Exchange Commission (the “SEC”) adopted rule and form amendments under the Investment Advisers Act of 1940 (the “Advisers Act”) that address an investment adviser’s fiduciary obligation to its clients when the Adviser has the authority to vote their proxies (collectively, the rule and form amendments are referred to herein as the “Advisers Act Amendments”).

The Advisers Act Amendments require that Stadion Money Management, LLC (“Stadion”) adopt and implement policies and procedures for voting proxies in the best interest of clients, to describe the procedures to clients, and to tell clients how they may obtain information about how Stadion has actually voted their proxies.

This Proxy Voting and Disclosure Policy (the “Policy”) is designed to ensure that Stadion complies with the requirements of the Advisers Act Amendments, and otherwise fulfills its obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that proxy voting is managed in an effort to act in the best interests of clients or, with respect to the Fund, its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.

II.	Specific Proxy Voting Policies and Procedures

In general, Stadion will vote proxies for clients for positions recommend by Stadion. In addition, Stadion has one client, the Stadion Investment Trust (the “Fund”) for which Stadion will vote proxies. In voting proxies for the Fund (or any other client for whom Stadion determines to vote proxies in the future), Stadion is committed to voting proxies in the manner that serves the best interests of the client (e.g., the Fund and its shareholders).

The following details Stadion’s philosophy and practice regarding the voting of proxies.

A.	General

Stadion believes that each proxy proposal should be individually reviewed to determine whether the proposal is in the best interests of its clients. As a result, similar proposals for different companies may receive different votes because of different corporate circumstances.

B.	Procedures

To implement Stadion’s proxy voting policies, Stadion has developed the following procedures for voting proxies.

1.	Upon receipt of a corporate proxy by Stadion, the special or annual report and the proxy are submitted to Stadion’s proxy voting manager (the “Proxy Manager”), currently Brad Thompson.

2.
The Proxy Manager shall be responsible for reviewing the special or annual report, proxy proposals, and proxy proposal summaries. The reviewer shall take into consideration what vote is in the best interests of clients and the provisions of Stadion’s Voting Guidelines in Section C below. The Proxy Manager will then vote the proxies.

3.
The Proxy Manager shall be responsible for maintaining copies of each annual report, proposal, proposal summary, actual vote, and any other information required to be maintained for a proxy vote under Rule 204-2 of the Advisers Act (see discussion in Section V below) or (for the Fund) under Rule 30b1-4 of the Investment Company Act. With respect to proxy votes on topics deemed, in the opinion of the Proxy Manager, to be controversial or particularly sensitive, the Proxy Manager will provide a written explanation for the proxy vote which will be maintained with the record of the actual vote in Stadion’s files.

C.	Absence of Proxy Manager

In the event that the Proxy Manager is unavailable to vote a proxy, then the President shall perform the Proxy Manager’s duties with respect to such proxy in accordance with the policies and procedures detailed above.

III.	Voting Guidelines

While Stadion’s policy is to review each proxy proposal on its individual merits, Stadion has adopted guidelines for certain types of matters to assist the Proxy Manager in the review and voting of proxies. These guidelines are set forth below:

A.
Investment Company Matters. In general, Stadion invests the accounts of the Fund and other clients in exchange-traded funds, mutual funds, or other investment companies (collectively, “investment companies”). When called upon to vote investment company proxies, Stadion will follow the following guidelines:

1.	Election of Directors and Similar Matters

In an uncontested election, Stadion will generally vote in favor of management’s proposed directors/trustees. In a contested election, Stadion will evaluate proposed directors/trustees on a case-by-case basis. With respect to proposals regarding the structure of a company’s Board of Directors or Trustees, Stadion will review any contested proposal on its merits, but expects to generally support proposals recommended and approved by the investment company’s independent directors or trustees.

2.	Audit Committee Approvals

Stadion generally supports proposals that help ensure that a company’s auditors are independent and capable of delivering a fair and accurate opinion of a company’s finances.

Notwithstanding the foregoing, Stadion expects to generally support the ratification of the selection of auditors recommended and approved by the investment company’s independent directors or trustees.

3.	Approval of Advisory Contracts

Stadion will seek to evaluate advisory contracts on their own merits on a case-by-case basis by reviewing, among other things, the fairness of the agreement in light of the services to be provided, the financial terms, the historical performance of the investment adviser and management’s discussion of the terms of the contract.

Notwithstanding the foregoing, Stadion expects to generally support advisory contracts recommended and approved by an investment company’s independent directors or trustees.

4.	Rule 12b-1 Plans

Stadion will seek to evaluate proposed 12b-1 Plans on their own merits on a case-by-case basis by reviewing, among other things, the fairness of the plan in light of management’s proposal, Stadion’s evaluation of the financial and other terms of the proposal and the potential benefits of the plan to the investment company.

Notwithstanding the foregoing, Stadion expects to generally support 12b-1 Plans recommended and approved by an investment company’s independent directors or trustees.

5.	Mergers

Stadion will seek to evaluate proposed mergers of investment companies on their own merits by evaluating, among other things, the financial terms and short- and long-term economic effects of the proposed merger and its impact on shareholders and management’s discussion, and Stadion’s review, of the reasons for the merger.

Notwithstanding the foregoing, Stadion expects to generally support mergers recommended and approved by an investment company’s independent directors or trustees.

6.	Voting Shares Owned by the Fund

Notwithstanding any of the foregoing guidelines in Sections 1-5 above, the Fund is required by Section 12(d)(1)(F) of the Investment Company Act of 1940 to vote proxies with respect to any investment companies securities (i.e. exchange traded funds, mutual funds, or other investment companies) held by it “in the same proportion as the vote of all other holders of such securities.” Accordingly, Stadion will vote such proxies on behalf of the Fund in accordance with the requirements of Section 12(d)(1)(F).

B.	Operating Company Matters

Because of the investment strategy Stadion uses for its clients, including the Fund, it is unlikely that such clients will frequently hold operating company stocks. However, if Stadion is called upon to vote operating company proxies for clients, Stadion will follow the following guidelines:

1.	Corporate Governance

Stadion will consider proposals involving corporate governance on a case-by-case basis, considering whether proposals tend to strengthen the independence of directors, the independence of auditors or the rights of shareholders.

Notwithstanding the foregoing, Stadion expects to generally support proposals to:

☐	In uncontested directors’ elections, approve management’s proposed directors; and
☐	Ratify management’s recommendation and selection of auditors.

2.	Shareholder Rights

Stadion may consider all proposals that will have a material effect on shareholder rights on a case-by-case basis, seeking to support proposals to maintain or increase shareholder rights.

Notwithstanding the foregoing, Stadion expects to generally support proposals to:

☐	Adopt confidential voting and independent tabulation of voting results; and
☐	Require shareholder approval of poison pills;

And expects to generally vote against proposals to:

☐	Adopt super-majority voting requirements; and
☐	Restrict the rights of shareholders to call special meetings, amend the bylaws or act by written consent.

3.	Anti-Takeover Measures, Corporate Restructurings and Similar Matters

Stadion will review proposals to adopt an anti-takeover measure, to undergo a corporate restructuring (e.g., change of entity form or state of incorporation, mergers or acquisitions) or to take similar action by reviewing the potential short and long-term economic and financial effects of the proposal on the company.

Notwithstanding the foregoing, Stadion expects to generally support proposals to:

☐
Adopt fair price requirements (i.e., requirements that all shareholders be paid the same price in a tender offer or takeover context), unless the Proxy Manager deems them sufficiently limited in scope; and

☐	Require shareholder approval of “poison pills.”

And expects to generally vote against proposals to:

☐	Adopt classified boards of directors;
☐	Reincorporate a company where the primary purpose appears to the Proxy Manager to be the creation of takeover defenses; and
☐	Require a company to consider the non-financial effects of mergers or acquisitions.

4.	Compensation

In voting on proposals with respect to compensation, Stadion will generally support proposals it believes will fairly compensate executives. Stadion will evaluate proposed stock option plans and issuances on a case-by-case basis, considering the potential dilutive effect on shareholders’ shares, the potential short and long-term economic effects on the company and shareholders and the terms of the proposed options.

Notwithstanding the foregoing, Stadion expects to generally support proposals to:

☐	Disclose compensation policies;
☐	Adopt compensation packages or policies that generally link executive compensation to performance;

☐	Require shareholders approval of golden parachutes;
☐	Adopt golden parachutes that do not exceed [3] times the base compensation of the applicable executives;
☐	Adopt executive stock option plans and stock option plans for outside directors, provided that total potential dilution (including all equity based plans) is less than 10% of shares outstanding; and
☐	Adopt employee stock purchase plans, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

And expects to generally vote against proposals to:

☐	Adopt stock option plans with any of the following structural features:
	○	Ability to issue options with an exercise price below the stock’s current market price;
	○	Ability to issue reload options; or
	○	Automatic share replenishment (“evergreen”) feature.

5.	Corporate Responsibility and Social Issues

Stadion generally believes that ordinary business matters (including, without limitation, positions on corporate responsibility and social issues) are primarily the responsibility of a company’s management that should be addressed solely by the company’s management. Accordingly, Stadion will generally abstain from voting on proposals involving corporate responsibility and social issues. Notwithstanding the foregoing, Stadion may vote against corporate responsibility and social issue proposals that Stadion believes will have substantial adverse economic or other effects on a company, and Stadion may vote for corporate responsibility and social issue proposals that Stadion believes will have substantial positive economic or other effects on a company.

IV.	Conflicts

In cases where Stadion is aware of a conflict between the interests of a client and the interests of Stadion or an affiliated person of Stadion (e.g., a portfolio company is a client or an affiliate of a client of Stadion), Stadion will notify the client of such conflict and will vote the client’s shares in accordance with the client’s instructions. In the event that Stadion does not receive instructions from the client within three business days of the notice, Stadion may abstain from voting or vote the proxy in what it believes (in its sole discretion) is the client’s best interests.

V.	Stadion Disclosure of How to Obtain Voting Information

On or before August 6, 2003, Rule 206(4)-6 requires Stadion to disclose in response to any client request how the client can obtain information from Stadion on how its securities were voted. Stadion will disclose in Part II of its Form ADV that clients can obtain information on how their proxies were voted by making a written request to Stadion. Upon receiving a written request from a client, Stadion will provide the information requested by the client within a reasonable amount of time.

Rule 206(4)-6 also requires Stadion to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Stadion will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Stadion will provide a copy of this policy within a reasonable amount of time.

If approved by the client, this policy and any requested records may be provided electronically.

VI.	Record-keeping

Stadion shall keep the following records for a period of at least five years, the first two in an easily accessible place:

(i)	A copy of this Policy;
(ii)	Proxy Statements received regarding client securities;
(iii)	Records of votes cast on behalf of clients;
(iv)	Any documents prepared by Stadion that were material to making a decision how to vote, or that memorialized the basis for the decision;
(v)	Records of client requests for proxy voting information, and
(vi)
With respect to the Fund, a record of each shareholder request for proxy voting information and the Fund’s response, including the date of the request, the name of the shareholder, and the date of the response.

Stadion shall maintain a copy of each of the foregoing records that is related to proxy votes on behalf of the Fund by Stadion as part of its records and, upon reasonable written notice, shall deliver such records to the Fund.

Stadion may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Stadion that are maintained with a third party such as a proxy voting service, provided that Stadion has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

VII.	Amendments

This policy may be amended at any time by the Stadion, provided that material changes to this policy that affect proxy voting for the Fund shall be ratified by the Fund within four (4) months of adoption by Stadion.

Adopted as of this 1st day of July, 2003; last amended as of the 30th day of June, 2011.

PART C.	OTHER INFORMATION

ITEM 28.	Exhibits

(a)
Amended and Restated Agreement and Declaration of Trust ("Trust Instrument") for Stadion Investment Trust ("Registrant") – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 filed on June 5, 2009

(b)	Amended and Restated By-Laws for the Registrant – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 filed on June 5, 2009

(c)	Incorporated by reference to the Trust Instrument and By-Laws

(d)(1)
Investment Advisory Agreement between the Registrant and Stadion Money Management, LLC ("Adviser"), as adviser for the Stadion Managed Risk 100 Fund (formerly known as the Stadion Managed Portfolio and the Stadion Managed Fund)(the “Managed Fund”) – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 filed on August 31, 2011

(d)(2)
Investment Advisory Agreement between the Registrant and the Adviser, as adviser for the Stadion Tactical Defensive Fund (formerly known as the Stadion Core Advantage Portfolio and the Stadion Core Advantage Fund)(the “Tactical Defensive Fund”) – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 filed on August 31, 2011

(d)(3)
Investment Advisory Agreement between the Registrant and the Adviser, as adviser for the Stadion Defensive International Fund (formerly known as the Stadion Olympus Fund)(the “International Fund”) – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 filed on August 2, 2012

(d)(4)
Investment Advisory Agreement between the Registrant and the Adviser, as adviser for the Stadion Trilogy Alternative Return Fund (formerly known as the Stadion Trilogy Fund)(the “Alternative Fund”) – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 filed on August 2, 2012

(d)(5)
Investment Advisory Agreement between the Registrant and the Adviser, as adviser for the Stadion Alternative Income Fund (formerly known as the Stadion Tactical Income Fund, the “Income Fund”) – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 31 filed on January 11, 2013

(d)(6)
Investment Advisory Agreement between the Registrant and the Adviser, as adviser for the Stadion Tactical Growth Fund (formerly known as the Station Market Opportunity Fund)(the “Growth Fund”) – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 34 filed on September 27, 2013

(d)(7)
Amendment to Investment Advisory Agreement between the Registrant and the Adviser, as adviser for the Stadion Alternative Income Fund (formerly known as the Stadion Tactical Income Fund, the “Income Fund”) – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 42 filed on April 30, 2015

(e)	Distribution Agreement between the Registrant and ALPS Distributors, Inc. – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 34 filed on September 27, 2013

(f)	Not Applicable

(g)(1)	Custody Agreement between the Registrant and U.S. Bank, N.A. – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 filed on September 28, 2007

(g)(2)	Second Amendment to Custody Agreement between the Registrant and U.S. Bank, N.A. – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 22 filed on September 28, 2010

(g)(3)	Third Amendment to Custody Agreement between the Registrant and U.S. Bank, N.A. – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 22 filed on September 28, 2010

(g)(4)	Fourth Amendment to Custody Agreement between the Registrant and U.S. Bank, N.A. – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 filed on August 2, 2012

(g)(5)	Fifth Amendment to Custody Agreement between the Registrant and U.S. Bank, N.A. – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 31 filed on January 11, 2013

(g)(6)	Sixth Amendment to Custody Agreement between the Registrant and U.S. Bank, N.A. – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 32 filed on March 27, 2013

(g)(7)	Seventh Amendment to Custody Agreement between the Registrant and U.S. Bank, N.A. – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 34 filed on September 27, 2013

(h)(1)	Expense Limitation Agreement between the Registrant and the Adviser for the Managed Fund – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 filed on August 31, 2011

(h)(2)
Expense Limitation Agreement between the Registrant and the Adviser for the Tactical Defensive Fund – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 filed on August 31, 2011

(h)(3)
Expense Limitation Agreement between the Registrant and the Adviser for the  International Fund – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 filed on August 2, 2012

(h)(4)	Expense Limitation Agreement between the Registrant and the Adviser for the Alternative Fund – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 filed on August 2, 2012

(h)(5)
Amended and Restated Expense Limitation Agreement between the Registrant and the Adviser for the Income Fund – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 32 filed on March 27, 2013

(h)(6)	Expense Limitation Agreement between the Registrant and the Adviser for the Growth Fund – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 34 filed on September 27, 2013

(h)(7)	Administration, Bookkeeping and Pricing Services Agreement between the Registrant and ALPS Fund Services, Inc. – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 34 filed on September 27, 2013

(h)(8)	Transfer Agency and Services Agreement between the Registrant and ALPS Fund Services, Inc. – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 34 filed on September 27, 2013

(h)(9)	Amended and Restated Expense Limitation Agreement between the Registrant and the Adviser for the Growth Fund – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 42 filed on April 30, 2015

(i)	Opinion and Consent of Kilpatrick Townsend & Stockton LLP (formerly known as Kilpatrick Stockton LLP) regarding the legality of securities registered with respect to the Registrant – Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 filed on June 27, 2003

(j)(1)	Consent of BBD, LLP – Independent Registered Public Accounting Firm for the Registrant – Filed herewith

(k)	Not applicable

(l)	Initial Subscription Agreement – Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 filed on June 27, 2003

(m)(1)	Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 for the Managed Fund– Incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 filed on July 29, 2009

(m)(2)
Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 for the Tactical Defensive Fund  – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 filed on July 29, 2009

(m)(3)	Plan of Distribution Pursuant to Rule 12b-1 for the International Fund – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 filed on August 2, 2012

(m)(4)	Plan of Distribution Pursuant to Rule 12b-1 for the Alternative Fund – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 filed on August 2, 2012

(m)(5)	Plan of Distribution Pursuant to Rule 12b-1 for the Income Fund – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 31 filed on January 11, 2013

(m)(6)	Plan of Distribution Pursuant to Rule 12b-1 for the Growth Fund – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 34 filed on September 27, 2013

(n)	Rule 18f-3 Multi-Class Plan – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 28 filed on September 28, 2012

(o)	Reserved

(p)(1)	Code of Ethics for the Registrant –– Incorporated herein by reference to Registrant's Post-Effective Amendment No. 44 filed on September 28, 2016

(p)(2)	Code of Ethics for the Adviser – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 filed on August 31, 2011

(p)(3)	Code of Ethics for the Distributor – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 42 filed on April 30, 2015

(Other)	Powers of Attorney – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 34 filed on September 27, 2013

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

ITEM 30.	Indemnification

Under Delaware statutes, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the statutory trust. The Registrant's Trust Instrument contains the following provisions:

“Article VII. Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Article VII. Section 3. Indemnification.

(a) Subject to the exceptions and limitations contained in Subsection (b) below:

(i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

(ii) as used herein, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or (ii) in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry), or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(d) To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e) Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.”

The Investment Advisory Agreements with the Adviser provide that the Adviser shall not be liable for any error of judgment or for any loss suffered by the Registrant in connection with the matters to which the Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to receipt of compensation for services as defined in the Agreement (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the Investment Company Act of 1940) or a loss resulting from willful misfeasance, bad faith, or gross negligence on its part in the performance of, or from reckless disregard by it of its obligations and duties under, the Agreement. The Investment Advisory Agreements further provide that the Adviser shall have no responsibility or liability for the accuracy or completeness of the Registrant's registration statement under the Investment Company Act of 1940 or the Securities Act of 1933, except for information supplied by the Adviser for inclusion therein, and that the Registrant agrees to indemnify the Adviser to the full extent permitted by the Registrant's Trust Instrument.

The Distribution Agreement with the Distributor provides that In the absence of willful misfeasance, bad faith, negligence, or reckless disregard by the Distributor in the performance of its duties, obligations, or responsibilities set forth in the Distribution Agreement, the Distributor and its affiliates, including their respective officers, directors, agents, and employees, shall not be liable for, and the Registrant agrees to indemnify, defend and hold harmless such persons from, all taxes, charges, expenses, assessments, claims, and liabilities (including, without limitation, attorneys’ fees and disbursements and liabilities arising under applicable federal and state laws) arising directly or indirectly from the following:

(i)            the inaccuracy of factual information furnished to the Distributor by the Registrant (other than from an employee or other affiliated person of the Distributor who may otherwise be an authorized representative or agent of the Registrant) or the Registrant’s investment adviser, custodians, or other service providers;

(ii)            any untrue statement of a material fact or omission of a material fact required to  be stated or necessary in order to make the statements not misleading under the 1933 Act, the 1940 Act, or any other statute or the common law, in any registration statement, prospectus, statement of additional information, shareholder report, or other information filed or made public by the Registrant (as amended from time to time), except to the extent the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor;

(iii)            any error of judgment or mistake of law or for any loss suffered by the Registrant in connection with the matters to which the Distribution Agreement relates;

(iv)            losses, delays, failure, errors, interruption or loss of data occurring directly or indirectly by reason of circumstances beyond its reasonable control, including without limitation, acts of God, action or inaction of civil or military authority, war, terrorism, riot, fire, flood, sabotage, labor disputes, elements of nature, or non-performance by a third party; provided, however, the Distributor uses its good faith efforts to perform its obligations under the Distribution Agreement;

(v)            the Distributor’s reliance on any instruction, direction, notice, instrument or other information that the Distributor reasonably believes in good faith to be genuine;

(vi)            loss of data or service interruptions caused by equipment failure beyond the Distributor reasonable control; provided, however, the Distributor uses its good faith efforts to perform its obligations under the Distribution Agreement; or

(vii)            any other action or omission to act which the Distributor takes in connection with the provision of services to the Registrant.

Notwithstanding any of the foregoing, the Distributor shall not be indemnified, defended or held harmless for any losses or expenses arising directly or indirectly out of the Distributor’s own or its affiliates’ willful misfeasance, bad faith, negligence or reckless disregard in the performance of its duties, obligations or responsibilities set forth in the Distribution Agreement. The Registrant maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant and its Trustees and officers, as well as the Adviser. Coverage under the policy generally includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty, with exceptions.

ITEM 31.	Business and other Connections of the Investment Adviser

The description of the Adviser is found under the caption of "Management of the Funds - Investment Adviser" in the Prospectus and under the caption "Management and Other Service Providers" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein. The Adviser provides investment advisory services to persons or entities other than the Registrant. The directors and officers of the Adviser have not been engaged as directors, officers, employees, partners, or trustees within the last two fiscal years in any other business ventures of a substantial nature (other than those resulting from their roles as officers and directors of the Adviser or TA Associates, Inc. and related entities of TA Associates, Inc.).

Item 32.	Principal Underwriters.

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1290 Funds, 13D Activist Fund, ALPS Series Trust, Arbitrage Funds, AQR Funds, Babson Capital Funds Trust, BBH Trust, Brandes Investment Trust, Broadview Funds Trust, Brown Capital Management Funds, Caldwell & Orkin Funds, Inc., Centaur Mutual Funds Trust, Centre Funds, Century Capital Management Trust, Columbia ETF Trust, Columbia ETF Trust I, Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds,  DBX ETF Trust, ETFS Trust, EGA Emerging Global Shares Trust, Elevation ETF Trust, Elkhorn ETF Trust, FactorShares Trust, Financial Investors Trust, Firsthand Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Real Estate Fund, Heartland Group, Inc., Henssler Funds, Inc., Holland Series Fund, Inc., Index Funds, IndexIQ Active ETF Trust, Index IQ ETF Trust, IVY Next Shares, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Laudus Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, Mairs & Power Funds Trust, Oak Associates Funds, Owlshares ETF Trust, Pax World Series Trust I, Pax World Funds Trust III, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, SCS Hedged Opportunities Master Fund, SCS Hedged Opportunities Fund, SCS Hedged Opportunities (TE) Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Total Return US Treasury Fund, USCF ETF Trust, Wakefield Alternative Series Trust, Wasatch Funds, WesMark Funds, Westcore Trust, and Wilmington Funds.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Jeremy O. May	President, Director	None
Thomas A. Carter	Executive Vice President, Director	None
Bradley J. Swenson	Senior Vice President, Chief Operating Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	None

Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Randall D. Young**	Secretary	None
Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None
Douglas W. Fleming**	Assistant Treasurer	None
Steven Price	Vice President, Chief Compliance Officer	None
Liza Orr	Vice President, Attorney	None
Jed Stahl	Vice President, Senior Counsel	None
Taylor Ames	Vice President	None
Troy A. Duran	Senior Vice President, Chief Financial Officer	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None
Tison Cory	Vice President, Intermediary Operations	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

**	The principal business address for Messrs. Young, Givens and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c) Inapplicable

ITEM 33.	Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at the principal executive offices of its administrator, ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203, or the Adviser, 1061 Cliff Dawson Road, Watkinsville, Georgia 30677.  Certain records, including records relating to the possession of the Registrant’s securities, may be maintained at the offices of the Registrant’s custodian, US Bank N.A., 425 Walnut Street, Cincinnati, Ohio 45202.

ITEM 34.	Management Services Not Discussed in Parts A or B

None

ITEM 35.	Undertakings

None

Stadion Investment Trust

Exhibit Index

Items	Description

(j)(1)	Consent of BBD, LLP

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereto duly authorized, in the City of Watkinsville, and State of Georgia on this 28th day of September 2016.

STADION INVESTMENT TRUST

By:	/s/ Judson P. Doherty
Judson P. Doherty, President/Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Judson P. Doherty	September 28, 2016
President/Chief Executive Officer	Date

/s/ Duane L. Bernt	September 28, 2016
Treasurer/Chief Financial Officer	Date

Gregory L. Morris,*	September 28, 2016
Chairman of the Board	Date

James M. Baker*	September 28, 2016
Trustee	Date

Norman A. McLean*	September 28, 2016
Trustee	Date

Ronald C. Baum*	September 28, 2016
Trustee	Date

*By:	/s/ Alan Gattis	September 28, 2016
	Alan Gattis, Attorney-in-Fact	Date